UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443
Name of Registrant: Vanguard Whitehall Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31st
Date of reporting period: January 31, 2018
Item 1: Schedule of Investments

	Vanguard International Explorer Fund

	Schedule of Investments (unaudited)
	As of January 31, 2018

			Market
			Value
		Shares	($000)
	Common Stocks (95.0%)1
	Australia (4.0%)
	Iluka Resources Ltd.	2,094,685	17,000
	Computershare Ltd.	1,149,920	15,435
	Link Administration Holdings Ltd.	1,880,180	13,517
^	Domino's Pizza Enterprises Ltd.	318,847	12,295
	SEEK Ltd.	690,357	10,868
	oOh!media Ltd.	2,893,410	10,668
	Bingo Industries Ltd.	4,996,752	10,303
	Steadfast Group Ltd.	4,084,400	9,104
	Ansell Ltd.	443,360	8,968
	ALS Ltd.	1,513,138	8,467
	Monadelphous Group Ltd.	586,491	8,292
	Nufarm Ltd.	1,140,761	7,313
	Incitec Pivot Ltd.	2,439,068	7,301
	Challenger Ltd.	659,800	7,232
*	NRW Holdings Ltd.	5,555,847	6,716
	Mirvac Group	3,590,948	6,381
	IPH Ltd.	1,373,200	6,119
*	Domain Holdings Australia Ltd.	1,930,853	4,917
	Cleanaway Waste Management Ltd.	3,477,417	4,039
	Regis Healthcare Ltd.	1,108,146	3,547
	Estia Health Ltd.	1,011,221	2,773
	^,* Karoon Gas Australia Ltd.	1,374,635	1,427
			182,682
	Austria (1.5%)
	Lenzing AG	241,362	30,711
	Wienerberger AG	472,974	12,906
	ANDRITZ AG	157,718	9,468
*	Schoeller-Bleckmann Oilfield Equipment AG	62,926	6,840
^	Porr AG	167,220	5,771
	Palfinger AG	47,400	2,018
			67,714
	Belgium (0.7%)
	Cie d'Entreprises CFE	60,240	8,699
^	Euronav NV	918,510	7,824
	Ontex Group NV	258,478	7,637
*	Galapagos NV	52,470	6,231
			30,391
	Brazil (0.1%)
2	Ser Educacional SA	273,300	2,847

	China (2.3%)
	New Oriental Education & Technology Group Inc. ADR	262,865	24,207
	Shenzhou International Group Holdings Ltd.	2,297,000	23,654
*	SINA Corp.	133,381	15,639
*	Vipshop Holdings Ltd. ADR	943,893	15,602
	*,2 Crystal International Group Ltd.	6,799,500	7,153
	Tarena International Inc. ADR	529,794	7,089
	*,2 Wuxi Biologics Cayman Inc.	935,000	6,426

	Haitian International Holdings Ltd.	1,807,000	5,674
			105,444
Denmark (1.0%)
	FLSmidth & Co. A/S	375,000	22,085
*	Ambu A/S Class B	500,000	10,733
	SimCorp A/S	129,600	8,232
	Topdanmark A/S	145,400	6,946
*,3 OW Bunker A/S		1,000,000	—
			47,996
Finland (1.5%)
	Huhtamaki Oyj	837,500	35,752
	Amer Sports Oyj	900,000	25,409
^,* Outotec Oyj		705,689	6,077
	Metso Oyj	105,967	3,700
			70,938
France (5.4%)
	Nexity SA	500,000	30,128
*	Ubisoft Entertainment SA	350,000	29,955
	SPIE SA	1,187,500	29,511
	Teleperformance	155,000	23,491
2	Maisons du Monde SA	416,190	17,875
	Elis SA	625,000	17,462
*	Marie Brizard Wine & Spirits SA	950,000	14,519
*	ID Logistics Group	78,643	13,252
^	Altran Technologies SA	675,200	12,562
	Kaufman & Broad SA	225,000	11,741
	Imerys SA	103,209	11,062
	Orpea	72,410	9,037
*	Virbac SA	38,634	5,937
	Korian SA	169,300	5,451
	Albioma SA	204,005	5,314
	LISI	79,700	3,840
*,2 SMCP SA		140,514	3,431
^,* Innate Pharma SA		341,522	2,462
			247,030
Germany (4.6%)
	Duerr AG	250,000	34,442
^	RIB Software SE	785,800	26,595
	Grand City Properties SA	875,000	21,298
	KION Group AG	200,000	18,383
	XING SE	46,250	16,177
	Wacker Chemie AG	77,500	15,551
*,2 Aumann AG		185,757	15,319
	SAF-Holland SA	501,938	11,780
*	Senvion SA	850,000	10,139
^	STRATEC Biomedical AG	109,831	9,992
	CTS Eventim AG & Co. KGaA	127,100	6,355
	Stabilus SA	64,800	6,282
	Zeal Network SE	175,000	5,431
	Nemetschek SE	42,700	4,207
*,2 windeln.de SE		1,125,000	3,510
	GRENKE AG	24,500	2,922
	Norma Group SE	23,100	1,819
			210,202

Hong Kong (1.8%)
	Techtronic Industries Co. Ltd.	4,439,500	29,581
	Samsonite International SA	3,062,400	13,235
	L'Occitane International SA	7,127,250	13,186
*	Cathay Pacific Airways Ltd.	5,668,000	8,982
	Value Partners Group Ltd.	6,327,000	8,040
	Johnson Electric Holdings Ltd.	1,773,625	7,237
			80,261
India (2.0%)
	Apollo Hospitals Enterprise Ltd.	962,758	17,574
	Container Corp. Of India Ltd.	770,877	16,830
	Gujarat Pipavav Port Ltd.	6,724,221	15,213
	Zee Entertainment Enterprises Ltd.	1,143,719	10,661
	Dewan Housing Finance Corp. Ltd.	909,400	8,305
	Indiabulls Housing Finance Ltd.	376,000	8,207
	Edelweiss Financial Services Ltd.	1,406,600	6,198
2	HDFC Standard Life Insurance Co. Ltd.	893,322	5,997
	Multi Commodity Exchange of India Ltd.	205,558	2,504
			91,489
Indonesia (0.1%)
	Matahari Department Store Tbk PT	3,138,900	2,608
	Tower Bersama Infrastructure Tbk PT	2,870,600	1,316
			3,924
Ireland (3.0%)
*	Dalata Hotel Group plc	5,644,200	41,012
	Kingspan Group plc	625,000	28,825
	Smurfit Kappa Group plc	650,000	22,811
	Glanbia plc	825,000	14,110
	Irish Residential Properties REIT plc	6,500,000	12,098
	Irish Continental Group plc	1,550,300	10,993
	Origin Enterprises plc	1,075,000	8,089
			137,938
Israel (0.2%)
	Frutarom Industries Ltd.	103,300	10,769

Italy (7.1%)
*	Yoox Net-A-Porter Group SPA	1,050,000	49,319
2	Anima Holding SPA	5,689,299	47,734
	Cerved Information Solutions SPA	2,571,718	36,269
^	Maire Tecnimont SPA	4,125,000	21,497
	Interpump Group SPA	563,767	20,325
	Moncler SPA	472,443	15,570
	Amplifon SPA	832,500	14,804
^	Salvatore Ferragamo SPA	498,285	14,036
	Autogrill SPA	967,646	13,474
	PRADA SPA	2,870,200	11,741
	FinecoBank Banca Fineco SPA	887,100	11,029
	Brunello Cucinelli SPA	308,706	10,349
2	Infrastrutture Wireless Italiane SPA	1,414,682	10,224
	Credito Emiliano SPA	950,000	9,184
	DiaSorin SPA	92,801	8,978
*,2 doBank SPA		509,037	8,137
2	Banca Sistema SPA	2,300,000	6,714
*,2 Gima TT SPA		284,416	6,174
2	OVS SPA	785,882	5,821
	Tamburi Investment Partners SPA	507,900	3,885

Tamburi Investment Partners SPA Warrants Expire 06/30/2020	92,100	176
		325,440
Japan (25.9%)
Nippon Shinyaku Co. Ltd.	607,500	41,665
Tokai Tokyo Financial Holdings Inc.	5,091,700	39,006
Koito Manufacturing Co. Ltd.	466,100	32,924
Glory Ltd.	804,000	31,500
Kureha Corp.	408,200	29,407
Hitachi Transport System Ltd.	983,800	25,574
Tsuruha Holdings Inc.	180,800	25,250
Digital Garage Inc.	707,200	23,589
Zenkoku Hosho Co. Ltd.	496,455	23,272
Kakaku.com Inc.	1,285,100	22,579
Ai Holdings Corp.	824,200	22,053
Nitta Corp.	519,900	21,996
Nabtesco Corp.	461,100	21,925
Aica Kogyo Co. Ltd.	544,900	21,119
Trusco Nakayama Corp.	682,800	20,243
DMG Mori Co. Ltd.	877,400	20,091
Nifco Inc.	286,100	20,073
Musashi Seimitsu Industry Co. Ltd.	564,900	18,068
Nippon Densetsu Kogyo Co. Ltd.	807,600	17,776
Ferrotec Holdings Corp.	666,300	17,482
Disco Corp.	72,710	17,148
Asahi Intecc Co. Ltd.	433,340	16,648
Sumitomo Forestry Co. Ltd.	954,900	16,450
SCSK Corp.	345,900	15,939
Nishi-Nippon Financial Holdings Inc.	1,166,700	15,324
Daifuku Co. Ltd.	226,000	15,217
Horiba Ltd.	228,800	14,759
JSP Corp.	439,100	14,652
Lintec Corp.	499,400	14,308
* Kobe Steel Ltd.	1,358,500	14,145
Unipres Corp.	509,300	13,572
en-japan Inc.	247,600	13,262
Arcs Co. Ltd.	563,500	13,090
Taiheiyo Cement Corp.	299,600	12,715
Shinmaywa Industries Ltd.	1,311,600	12,619
ABC-Mart Inc.	185,400	12,064
Sugi Holdings Co. Ltd.	225,300	12,013
Pola Orbis Holdings Inc.	299,900	11,740
IHI Corp.	348,524	11,706
Persol Holdings Co. Ltd.	467,800	11,688
Daikyonishikawa Corp.	714,700	11,676
Toyo Tire & Rubber Co. Ltd.	538,700	11,504
Kyudenko Corp.	249,930	11,481
Miura Co. Ltd.	383,100	10,943
Izumi Co. Ltd.	170,100	10,807
EPS Holdings Inc.	430,700	10,468
Nippon Shokubai Co. Ltd.	146,661	10,444
Sanwa Holdings Corp.	746,390	10,369
Tokyo Ohka Kogyo Co. Ltd.	225,180	10,338
Don Quijote Holdings Co. Ltd.	180,900	10,023
Obara Group Inc.	144,600	9,999
Japan Lifeline Co. Ltd.	387,400	9,819
Ezaki Glico Co. Ltd.	189,600	9,675
Itoham Yonekyu Holdings Inc.	1,028,300	9,448

Eagle Industry Co. Ltd.	471,000	9,352
Nihon M&A Center Inc.	155,900	9,302
Showa Denko KK	199,900	9,300
Alps Electric Co. Ltd.	316,590	9,149
H2O Retailing Corp.	447,600	9,078
Nihon Parkerizing Co. Ltd.	511,900	8,897
Kawasaki Heavy Industries Ltd.	213,494	8,840
* Nippon Yusen KK	350,500	8,811
OBIC Business Consultants Co. Ltd.	155,400	8,799
TPR Co. Ltd.	272,400	8,764
Kissei Pharmaceutical Co. Ltd.	307,100	8,674
Tokyo Steel Manufacturing Co. Ltd.	945,800	8,392
Dip Corp.	254,500	8,125
Ichigo Inc.	1,867,100	7,748
Benefit One Inc.	303,800	7,676
NEC Networks & System Integration Corp.	285,400	7,648
^ Jamco Corp.	295,000	7,550
Tokyo Seimitsu Co. Ltd.	168,100	7,360
Daibiru Corp.	571,100	7,221
JGC Corp.	330,900	7,192
IDOM Inc.	999,900	6,993
Fukushima Industries Corp.	147,000	6,616
San-In Godo Bank Ltd.	624,800	6,477
TechnoPro Holdings Inc.	109,500	6,013
Kenedix Inc.	903,900	5,760
Takara Leben Co. Ltd.	1,285,100	5,754
Teijin Ltd.	253,400	5,618
Hitachi Metals Ltd.	410,800	5,605
Shinsei Bank Ltd.	287,223	5,022
Iriso Electronics Co. Ltd.	78,000	4,950
* PeptiDream Inc.	118,500	4,870
Kumiai Chemical Industry Co. Ltd.	695,100	4,503
Ain Holdings Inc.	71,700	4,389
^ Kanto Denka Kogyo Co. Ltd.	350,200	4,134
^ Skylark Co. Ltd.	283,600	4,087
Furukawa Electric Co. Ltd.	74,300	4,084
ASKUL Corp.	104,700	3,500
Tokyo TY Financial Group Inc.	120,045	3,322
Yushin Precision Equipment Co. Ltd.	95,500	3,219
Hiroshima Bank Ltd.	327,300	2,751
Tsutsumi Jewelry Co. Ltd.	137,700	2,723
		1,189,913
Malaysia (0.2%)
AirAsia Bhd.	7,794,900	8,277

Mexico (0.3%)
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,021,243	10,677
Banregio Grupo Financiero SAB de CV	369,500	2,302
Credito Real SAB de CV SOFOM ER	492,300	661
Qualitas Controladora SAB de CV	152,400	381
		14,021
Netherlands (4.5%)
AMG Advanced Metallurgical Group NV	675,000	36,095
* OCI NV	1,350,000	34,273
2 Philips Lighting NV	725,000	28,507
TKH Group NV	387,500	25,760

^	SIF Holding NV	975,000	20,449
	Van Lanschot Kempen NV	550,000	18,662
	IMCD Group NV	229,477	15,329
*,2 Basic-Fit NV		525,000	14,261
*	Fugro NV	525,000	8,753
	Beter Bed Holding NV	375,000	5,877
			207,966
New Zealand (0.3%)
	Fletcher Building Ltd.	2,076,647	11,980
	Fisher & Paykel Healthcare Corp. Ltd.	345,700	3,390
			15,370
Norway (0.4%)
	Kongsberg Gruppen ASA	968,719	19,739

Other (1.2%)
4	Vanguard FTSE All World ex-US Small-Cap ETF	249,010	31,004
*,2 Befesa SA		300,000	14,899
*	Netwealth Group Ltd.	1,138,830	5,690
	Aruhi Corp.	308,700	4,032
			55,625
Singapore (0.2%)
	First Resources Ltd.	5,709,600	8,257

South Korea (2.2%)
	NCSoft Corp.	70,455	29,144
	Medy-Tox Inc.	27,725	15,813
	Mando Corp.	44,140	11,472
2	Netmarble Games Corp.	70,436	11,447
	S-1 Corp.	110,958	10,326
	Samsung Securities Co. Ltd.	188,430	7,681
	Nexen Tire Corp.	554,547	6,519
	Korea Aerospace Industries Ltd.	127,782	6,307
			98,709
Spain (1.8%)
*,2 Unicaja Banco SA		11,000,000	19,344
*,2 Aedas Homes SAU		375,000	14,723
	Prosegur Cia de Seguridad SA	1,699,300	14,128
	Melia Hotels International SA	926,215	13,089
	CIE Automotive SA	375,700	12,875
	Naturhouse Health SAU	591,412	3,211
	Bolsas y Mercados Espanoles SHMSF SA	84,300	2,875
			80,245
Sweden (3.3%)
2	Nordax Group AB	3,850,000	25,677
	Loomis AB Class B	641,115	25,633
2	Bravida Holding AB	3,400,000	24,210
^	Intrum Justitia AB	425,000	15,759
	Modern Times Group MTG AB Class B	327,200	15,008
*,2 Ahlsell AB		2,000,000	13,490
	Concentric AB	510,836	9,996
2	Coor Service Management Holding AB	900,000	7,569
	Bufab AB	400,000	5,339
	Avanza Bank Holding AB	93,100	5,230
2	Hoist Finance AB	234,900	2,866

2	Alimak Group AB	147,900	2,491
			153,268
Switzerland (4.1%)
	OC Oerlikon Corp. AG	1,836,758	32,772
	Helvetia Holding AG	53,750	32,022
	u-blox Holding AG	106,761	22,384
	Ascom Holding AG	838,400	21,690
	Logitech International SA	500,000	20,969
	Interroll Holding AG	7,000	11,578
^	COSMO Pharmaceuticals NV	75,000	11,156
*	Comet Holding AG	50,000	8,716
	Reinet Investments SCA	369,347	8,608
	Daetwyler Holding AG	30,900	6,561
	Tecan Group AG	26,971	5,970
*,2 Galenica AG		97,537	4,927
			187,353
Taiwan (1.2%)
	Chroma ATE Inc.	3,470,900	19,732
	Gourmet Master Co. Ltd.	723,030	10,461
	Giant Manufacturing Co. Ltd.	1,785,000	10,016
	Nien Made Enterprise Co. Ltd.	722,000	7,416
	CTCI Corp.	4,336,000	6,738
			54,363
Thailand (0.1%)
	LPN Development PCL	14,565,300	5,517

United Kingdom (13.7%)
	Dechra Pharmaceuticals plc	661,114	22,508
	Elementis plc	5,457,482	22,429
	Grainger plc	4,842,605	19,883
	Bodycote plc	1,313,958	18,031
	SSP Group plc	2,000,000	17,306
	Restaurant Group plc	4,420,013	15,928
	Melrose Industries plc	4,946,600	15,897
	DCC plc	144,000	15,136
	B&M European Value Retail SA	2,543,969	15,016
	Halma plc	802,200	14,560
	Keller Group plc	1,017,143	14,429
	Superdry plc	560,000	13,856
	Cranswick plc	321,363	13,399
	HomeServe plc	1,200,000	13,346
	Abcam plc	732,641	12,787
	Polypipe Group plc	2,273,483	12,779
*	Rhi Magnesita NV (Vienna Shares)	197,609	12,772
	Ted Baker plc	298,100	12,703
	RPC Group plc	1,050,200	12,688
	Rentokil Initial plc	2,967,418	12,517
	Tyman plc	2,455,451	12,389
	Howden Joinery Group plc	1,850,000	12,199
	IG Group Holdings plc	1,100,000	12,078
2	Auto Trader Group plc	2,200,000	11,248
	Coats Group plc	10,000,000	11,153
	Redrow plc	1,300,000	11,049
	Dunelm Group plc	1,195,500	10,885
	Volution Group plc	3,326,816	10,330
	Cineworld Group plc	1,400,000	10,249

Eco Animal Health Group plc	1,200,000	9,739
Sanne Group plc	924,808	9,734
Lancashire Holdings Ltd.	1,040,282	9,723
Hays plc	3,249,962	9,330
Northgate plc	1,560,000	8,990
Pets at Home Group plc	3,500,000	8,899
Telecom Plus plc	535,193	8,822
QinetiQ Group plc	3,000,000	8,770
Kier Group plc	575,507	8,602
Photo-Me International plc	3,240,000	8,408
* Hunting plc	954,260	8,325
Hill & Smith Holdings plc	488,053	8,324
* Cairn Homes plc	3,516,310	8,284
UDG Healthcare plc	699,500	8,148
Consort Medical plc	478,735	8,142
Ultra Electronics Holdings plc	354,655	7,673
Genus plc	217,175	7,465
Investec plc	931,000	7,233
Hikma Pharmaceuticals plc	522,796	7,190
Just Group plc	3,100,000	6,469
Micro Focus International plc	190,002	5,808
2 ConvaTec Group plc	2,016,193	5,787
Jupiter Fund Management plc	647,200	5,437
2 Ibstock plc	1,430,876	5,226
LondonMetric Property plc	1,800,000	4,585
Diploma plc	274,400	4,551
Rotork plc	1,042,600	4,375
Soco International plc	2,139,171	3,506
Clarkson plc	73,000	3,270
James Fisher & Sons plc	141,368	3,029
Dignity plc	205,400	2,382
* Findel plc	570,000	1,845
* Lamprell plc	1,111,506	1,263
* Rhi Magnesita NV	7,024	454
		629,338

United States (0.3%)
BeiGene Ltd. ADR			117,081	15,894
Total Common Stocks (Cost $3,174,978)				4,358,920

	Coupon
Temporary Cash Investments (6.8%)1
Money Market Fund (5.4%)
5,6 Vanguard Market Liquidity Fund	1.545%		2,494,404	249,440

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.9%)
Goldman Sachs & Co.
(Dated 01/31/18, Repurchase Value
$39,701,000 collateralized by Federal
Home Loan Mortgage Corp. 2.500%-
9.000%, 08/01/26-10/15/52, Federal
National Mortgage Assn. 3.000%-6.000%,
08/01/26-09/01/47, and Government
National Mortgage Assn. 3.400%, 10/15/52,
with a value of $40,494,000.)	1.300%	2/1/18	39,700	39,700

U.S. Government and Agency Obligations (0.5%)
United States Treasury Bill	1.084%-1.099%	2/1/18	8,000	8,000
United States Treasury Bill	1.462%	5/17/18	4,400	4,382
United States Treasury Bill	1.475%-1.509%	6/21/18	9,400	9,345
				21,727
Total Temporary Cash Investments (Cost $310,874)				310,867
Total Investments (101.8%) (Cost $3,485,852)				4,669,787
Other Assets and Liabilities-Net (-1.8%)6,8				(83,623)
Net Assets (100%)				4,586,164

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $82,346,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.3% and 4.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $354,034,000, representing 7.7% of net assets.
3 Security value determined using significant unobservable inputs.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $88,259,000 of collateral received for securities on loan.
7 Securities with a value of $5,051,000 have been segregated as initial margin for open futures contracts.
8 Cash of $1,020,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Topix Index	March 2018	232	39,097	(737)
Dow Jones EURO STOXX 50 Index	March 2018	794	35,609	(29)
FTSE 100 Index	March 2018	201	21,343	(451)
S&P ASX 200 Index	March 2018	82	9,928	(5)
				(1,222)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index and S&P ASX 200 Index futures contracts are generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas
	3/21/18	EUR	36,953	USD	44,149	1,878
Goldman Sachs International
	3/13/18	JPY	4,337,981	USD	38,829	995
JPMorgan Chase Bank, N.A.
	3/13/18	JPY	2,822,220	USD	25,335	572
Bank of America, N.A.
	3/21/18	GBP	18,655	USD	25,040	1,499
Goldman Sachs International
	3/21/18	EUR	16,436	USD	19,935	537
BNP Paribas
	3/13/18	JPY	2,017,390	USD	18,005	515
JPMorgan Chase Bank, N.A.
	3/21/18	EUR	12,284	USD	14,903	398
Citibank, N.A.
	3/21/18	EUR	10,293	USD	12,450	371
Citibank, N.A.
	3/13/18	JPY	948,750	USD	8,519	192
Citibank, N.A.
	3/20/18	AUD	7,352	USD	5,819	103
Morgan Stanley Capital
Services LLC	3/21/18	GBP	4,144	USD	5,710	185
JPMorgan Chase Bank, N.A.
	3/21/18	GBP	4,176	USD	5,666	275
Barclays Bank plc
	3/13/18	JPY	517,735	USD	4,604	148

BNP Paribas
	3/21/18	GBP	3,125	USD	4,337	109
Credit Suisse International
	3/21/18	GBP	2,985	USD	4,042	205
BNP Paribas
	3/13/18	JPY	413,380	USD	3,809	(14)
Citibank, N.A.
	3/21/18	GBP	2,581	USD	3,525	145
Goldman Sachs International
	3/21/18	GBP	2,292	USD	3,215	44
Barclays Bank plc
	3/20/18	AUD	4,074	USD	3,212	71
Barclays Bank plc
	3/21/18	GBP	2,165	USD	2,915	164
Citibank, N.A.
	3/13/18	JPY	315,435	USD	2,905	(9)
BNP Paribas
	3/20/18	AUD	2,842	USD	2,205	84
UBS AG
	3/21/18	GBP	1,581	USD	2,131	118
Citibank, N.A.
	3/20/18	AUD	2,400	USD	1,941	(7)
JPMorgan Chase Bank, N.A.
	3/21/18	GBP	1,301	USD	1,860	(9)
UBS AG
	3/20/18	AUD	1,956	USD	1,528	48
Goldman Sachs International
	3/20/18	AUD	1,828	USD	1,402	71
Goldman Sachs International
	3/20/18	AUD	745	USD	603	(3)
JPMorgan Chase Bank, N.A.
	3/20/18	AUD	457	USD	357	11
Barclays Bank plc
	3/13/18	USD	37,718	JPY	4,176,945	(627)
JPMorgan Chase Bank, N.A.
	3/21/18	USD	31,762	EUR	26,832	(1,658)
Citibank, N.A.
	3/13/18	USD	26,674	JPY	2,990,135	(777)
UBS AG
	3/21/18	USD	16,775	GBP	12,510	(1,022)
Citibank, N.A.
	3/21/18	USD	13,661	EUR	11,063	(118)
Goldman Sachs International
	3/21/18	USD	12,015	EUR	9,770	(153)
JPMorgan Chase Bank, N.A.
	3/21/18	USD	8,318	GBP	5,909	(88)
Goldman Sachs International
	3/21/18	USD	7,792	GBP	5,575	(138)
BNP Paribas
	3/21/18	USD	5,172	GBP	3,862	(321)
JPMorgan Chase Bank, N.A.
	3/20/18	USD	3,712	AUD	4,639	(26)
Barclays Bank plc
	3/20/18	USD	3,684	AUD	4,602	(24)
						3,744
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.

USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes

At January 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $3,725,000 and cash of $1,360,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

International Explorer Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	123,456	4,235,464	—
Temporary Cash Investments	249,440	61,427	—
Futures Contracts—Assets[1]	38	—	—
Futures Contracts—Liabilities[1]	(580)	—	—
Forward Currency Contracts—Assets	—	8,738	—
Forward Currency Contracts—Liabilities	—	(4,994)	—
Total	372,354	4,300,635	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may

International Explorer Fund

terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At January 31, 2018, the cost of investment securities for tax purposes was $3,528,306,000. Net unrealized appreciation of investment securities for tax purposes was $1,141,481,000, consisting of unrealized gains of $1,250,564,000 on securities that had risen in value since their purchase and $109,083,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Growth Fund

Schedule of Investments (unaudited)
As of January 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (95.2%)1
Consumer Discretionary (17.8%)
	Six Flags Entertainment Corp.	1,321,962	89,312
	Vail Resorts Inc.	344,612	75,318
*	Aptiv plc	780,089	74,015
	Ross Stores Inc.	836,800	68,944
	Domino's Pizza Inc.	248,000	53,779
*	Ulta Beauty Inc.	225,152	50,006
	Yum China Holdings Inc.	939,350	43,576
*	Dollar Tree Inc.	377,000	43,355
	Hilton Worldwide Holdings Inc.	424,800	36,384
*	Live Nation Entertainment Inc.	766,100	34,521
*	Norwegian Cruise Line Holdings Ltd.	555,110	33,717
*	CarMax Inc.	470,600	33,587
	Tiffany & Co.	304,420	32,466
*	Mohawk Industries Inc.	100,300	28,190
*	Burlington Stores Inc.	227,467	27,685
*	LKQ Corp.	627,540	26,376
	Wendy's Co.	1,238,065	20,032
	Brunswick Corp.	278,013	17,454
	Hanesbrands Inc.	407,000	8,840
			797,557
Consumer Staples (1.0%)
	Ingredion Inc.	159,650	22,932
*	Post Holdings Inc.	292,660	22,146
			45,078
Energy (2.5%)
*	Concho Resources Inc.	302,227	47,583
*	Diamondback Energy Inc.	264,351	33,176
*	Parsley Energy Inc. Class A	1,259,300	29,719
			110,478
Financials (7.5%)
	Progressive Corp.	1,716,430	92,859
	East West Bancorp Inc.	1,257,650	82,892
	Ameriprise Financial Inc.	263,010	44,370
*	Western Alliance Bancorp	598,226	35,092
	Affiliated Managers Group Inc.	127,890	25,530
*	SVB Financial Group	86,620	21,356
	MSCI Inc. Class A	143,490	19,978
	Intercontinental Exchange Inc.	201,847	14,904
			336,981
Health Care (16.0%)
*	Align Technology Inc.	253,244	66,350
*	Illumina Inc.	264,120	61,445
	Zoetis Inc.	775,400	59,496
*	Centene Corp.	372,796	39,979
*	Bluebird Bio Inc.	180,540	36,993
*	ABIOMED Inc.	145,100	34,099

* Veeva Systems Inc. Class A	538,900	33,875
Agilent Technologies Inc.	448,340	32,922
Teleflex Inc.	115,200	31,997
Cooper Cos. Inc.	127,019	31,078
* Encompass Health Corp.	575,100	30,434
* BioMarin Pharmaceutical Inc.	329,162	29,700
* WellCare Health Plans Inc.	136,650	28,748
* Charles River Laboratories International Inc.	256,235	27,017
* IDEXX Laboratories Inc.	134,500	25,157
* Intuitive Surgical Inc.	53,477	23,084
* Hologic Inc.	538,422	22,991
West Pharmaceutical Services Inc.	221,200	22,164
* Edwards Lifesciences Corp.	172,312	21,811
* Mettler-Toledo International Inc.	29,600	19,988
* Sage Therapeutics Inc.	103,070	19,563
* Exact Sciences Corp.	330,240	16,416
		715,307
Industrials (18.4%)
BWX Technologies Inc.	1,230,371	78,055
* Copart Inc.	1,683,500	74,192
* Verisk Analytics Inc. Class A	713,500	71,386
Equifax Inc.	439,365	54,890
* Middleby Corp.	380,100	51,792
* XPO Logistics Inc.	547,870	51,741
Parker-Hannifin Corp.	239,100	48,159
Knight-Swift Transportation Holdings Inc.	871,920	43,413
Fortive Corp.	538,900	40,967
* United Rentals Inc.	223,500	40,478
Xylem Inc.	522,800	37,778
Hexcel Corp.	529,760	36,209
Roper Technologies Inc.	128,990	36,193
Fastenal Co.	593,900	32,641
^ Wabtec Corp.	400,200	32,432
AO Smith Corp.	364,180	24,320
Fortune Brands Home & Security Inc.	342,850	24,318
* Gardner Denver Holdings Inc.	507,320	17,543
* Teledyne Technologies Inc.	70,470	13,454
* TransUnion	219,737	13,044
		823,005
Information Technology (25.8%)
* Red Hat Inc.	754,760	99,160
* Ultimate Software Group Inc.	353,170	82,250
* CoStar Group Inc.	196,947	68,165
* Worldpay Inc. Class A	807,739	64,870
* Euronet Worldwide Inc.	627,231	58,878
* Black Knight Inc.	1,142,928	56,575
* Take-Two Interactive Software Inc.	430,870	54,578
Microchip Technology Inc.	557,142	53,051
Booz Allen Hamilton Holding Corp. Class A	1,200,733	47,045
* ServiceNow Inc.	292,740	43,580
Maxim Integrated Products Inc.	697,190	42,529
Marvell Technology Group Ltd.	1,803,090	42,066
* Guidewire Software Inc.	483,700	38,430
Lam Research Corp.	194,588	37,268
LogMeIn Inc.	295,750	37,205
* GoDaddy Inc. Class A	624,759	34,505

*	WEX Inc.			182,200	28,206
*	Tyler Technologies Inc.			136,600	27,526
	Activision Blizzard Inc.			347,882	25,789
	CSRA Inc.			762,100	25,363
	Analog Devices Inc.			274,300	25,203
*	Arista Networks Inc.			88,182	24,322
	TE Connectivity Ltd.			216,690	22,217
	j2 Global Inc.			275,500	22,037
	Western Digital Corp.			233,350	20,764
*	Coherent Inc.			77,400	20,087
	Global Payments Inc.			162,627	18,178
*	Wix.com Ltd.			288,800	17,631
*	Square Inc.			262,520	12,315
*	First Data Corp. Class A			384,500	6,806
*	Yelp Inc. Class A			51,760	2,268
					1,158,867
Materials (4.2%)
	Ball Corp.			1,515,900	58,029
	Vulcan Materials Co.			337,100	45,643
	Chemours Co.			554,030	28,599
	Celanese Corp. Class A			203,220	21,980
*	Axalta Coating Systems Ltd.			681,700	21,474
	FMC Corp.			149,120	13,619
					189,344
Other (0.3%)
2	Vanguard Mid-Cap Growth ETF			100,223	13,436

Real Estate (1.7%)
*	SBA Communications Corp. Class A			268,200	46,801
	Equinix Inc.			61,754	28,110
					74,911
Total Common Stocks (Cost $3,147,059)					4,264,964
		Coupon
Temporary Cash Investments (5.3%)1
Money Market Fund (5.2%)
3,4 Vanguard Market Liquidity Fund		1.545%		2,343,761	234,376

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.398%	5/3/18	1,300	1,296
5	United States Treasury Bill	1.446%	5/31/18	2,610	2,597
	United States Treasury Bill	1.509%	6/21/18	750	746
					4,639
Total Temporary Cash Investments (Cost $239,015)					239,015
Total Investments (100.5%) (Cost $3,386,074)					4,503,979
Other Assets and Liabilities-Net (-0.5%)4,5					(21,592)
Net Assets (100%)					4,482,387

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,491,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 2.6%, respectively, of net assets.

2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $6,809,000 of collateral received for securities on loan.
5 Securities with a value of $3,892,000 and cash of $751,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	629	88,871	(317)
E-mini S&P Mid-Cap 400 Index	March 2018	173	33,808	1,041
				724

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

Mid-Cap Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,264,964	—	—
Temporary Cash Investments	234,376	4,639	—
Futures Contracts—Assets[1]	50	—	—
Futures Contracts—Liabilities[1]	(87)	—	—
Total	4,499,303	4,639	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At January 31, 2018, the cost of investment securities for tax purposes was $3,386,074,000. Net unrealized appreciation of investment securities for tax purposes was $1,117,905,000, consisting of unrealized gains of $1,137,338,000 on securities that had risen in value since their purchase and $19,433,000 in unrealized losses on securities that had fallen in value since their purchase.

	Vanguard Selected Value Fund

	Schedule of Investments (unaudited)
	As of January 31, 2018

			Market
			Value
		Shares	($000)
	Common Stocks (94.8%)1
	Consumer Discretionary (14.9%)
	Dollar General Corp.	1,847,300	190,494
	Whirlpool Corp.	951,300	172,585
*	Norwegian Cruise Line Holdings Ltd.	2,821,700	171,390
	Royal Caribbean Cruises Ltd.	1,267,000	169,208
	L Brands Inc.	2,883,500	144,434
^	Hanesbrands Inc.	6,386,700	138,719
	Advance Auto Parts Inc.	1,058,256	123,805
	Meredith Corp.	1,632,944	108,003
*	Taylor Morrison Home Corp. Class A	3,989,443	101,452
	Adient plc	1,539,400	99,753
	Omnicom Group Inc.	991,174	75,973
	*,^ SeaWorld Entertainment Inc.	4,467,400	68,128
	Interpublic Group of Cos. Inc.	2,741,799	60,018
	News Corp. Class A	2,158,265	36,928
	Hilton Worldwide Holdings Inc.	150,452	12,886
	Toll Brothers Inc.	98,920	4,608
			1,678,384
	Consumer Staples (1.3%)
	Coca-Cola European Partners plc	3,100,300	124,508
	Kellogg Co.	337,425	22,982
			147,490
	Energy (7.7%)
^	Vermilion Energy Inc.	5,440,500	205,651
	Devon Energy Corp.	4,793,400	198,303
2	Golar LNG Ltd.	5,342,908	145,808
	Murphy Oil Corp.	2,009,970	64,520
	TechnipFMC plc	1,648,322	53,504
*	WPX Energy Inc.	3,037,079	44,736
	Cenovus Energy Inc.	4,261,811	40,700
	*,^ Chesapeake Energy Corp.	8,129,600	28,454
	PBF Energy Inc. Class A	644,535	20,838
*	Noble Corp. plc	3,160,316	14,822
*	Rowan Cos. plc Class A	996,725	14,672
	Nabors Industries Ltd.	1,741,181	13,651
*	Superior Energy Services Inc.	1,120,132	11,705
	Baker Hughes a GE Co.	170,476	5,481
			862,845
	Financials (24.3%)
	Willis Towers Watson plc	1,625,664	260,870
	KeyCorp	11,103,225	237,609
	Fifth Third Bancorp	5,667,200	187,584
	Capital One Financial Corp.	1,585,600	164,839
	New York Community Bancorp Inc.	11,309,500	160,143
	Axis Capital Holdings Ltd.	2,316,546	117,055
	XL Group Ltd.	3,109,316	114,547
	Navient Corp.	7,622,347	108,618
	FNB Corp.	6,878,100	98,701
	CNA Financial Corp.	1,796,069	97,275

FNF Group	2,489,000	97,021
Everest Re Group Ltd.	401,462	92,256
Element Fleet Management Corp.	12,459,100	84,074
Unum Group	1,575,194	83,785
Voya Financial Inc.	1,605,205	83,326
Discover Financial Services	1,026,400	81,907
Regions Financial Corp.	4,105,725	78,953
Valley National Bancorp	5,308,100	66,723
Franklin Resources Inc.	1,287,762	54,614
Invesco Ltd.	1,501,950	54,265
Comerica Inc.	538,141	51,242
Aspen Insurance Holdings Ltd.	1,242,911	46,423
* SLM Corp.	3,960,300	45,306
Allstate Corp.	456,751	45,113
Hanover Insurance Group Inc.	340,945	38,578
Validus Holdings Ltd.	541,925	36,688
Webster Financial Corp.	619,497	35,076
Legg Mason Inc.	639,775	27,267
Torchmark Corp.	279,434	25,387
Hartford Financial Services Group Inc.	313,800	18,439
MFA Financial Inc.	2,274,657	16,287
Synovus Financial Corp.	253,611	12,779
* Genworth Financial Inc. Class A	2,224,850	6,808
		2,729,558
Health Care (7.0%)
Cigna Corp.	1,285,991	267,936
Cardinal Health Inc.	3,145,730	225,832
Patterson Cos. Inc.	3,935,099	141,231
* Mylan NV	2,077,324	89,013
* MEDNAX Inc.	1,150,225	60,743
		784,755
Industrials (16.9%)
Spirit AeroSystems Holdings Inc. Class A	2,350,107	240,557
* AerCap Holdings NV	4,443,188	240,377
Owens Corning	2,282,802	212,232
Stanley Black & Decker Inc.	1,262,500	209,865
Johnson Controls International plc	4,103,364	160,565
Ryder System Inc.	1,706,421	148,510
* Air France-KLM ADR	8,488,085	131,667
Nielsen Holdings plc	3,350,400	125,338
* JELD-WEN Holding Inc.	1,989,993	78,167
* JetBlue Airways Corp.	3,553,257	74,121
Dover Corp.	664,325	70,558
Terex Corp.	1,284,183	60,382
* AECOM	1,101,235	43,069
Actuant Corp. Class A	1,717,514	42,509
KBR Inc.	1,837,216	37,369
* Avis Budget Group Inc.	658,922	29,625
		1,904,911
Information Technology (11.5%)
* Micron Technology Inc.	7,000,000	306,040
Microchip Technology Inc.	2,211,000	210,531
Versum Materials Inc.	3,791,401	139,524
Micro Focus International plc ADR	3,794,061	114,732
Total System Services Inc.	1,276,936	113,469
Avnet Inc.	2,333,189	99,161

	Hewlett Packard Enterprise Co.			5,017,259	82,283
*	Black Knight Inc.			999,161	49,459
*	Flex Ltd.			1,991,393	35,865
	Genpact Ltd.			1,016,327	34,494
	HP Inc.			1,117,252	26,054
*	Arrow Electronics Inc.			304,204	24,744
*	Celestica Inc.			2,081,919	21,027
	Jabil Inc.			711,890	18,103
	DXC Technology Co.			142,533	14,189
*	Sanmina Corp.			106,900	2,796
					1,292,471
Materials (6.6%)
*	Axalta Coating Systems Ltd.			5,409,900	170,412
*	Kinross Gold Corp.			36,321,300	157,271
	Yamana Gold Inc.			38,000,000	130,720
	Celanese Corp. Class A			912,000	98,642
*	IAMGOLD Corp.			14,297,457	84,069
^	CRH plc ADR			1,654,199	61,850
	Gold Fields Ltd. ADR			5,314,000	22,744
*,2 Brio Gold Inc.				7,361,783	13,886
					739,594
Real Estate (1.0%)
	Lamar Advertising Co. Class A			856,593	61,675
	GEO Group Inc.			1,606,450	36,225
	Hospitality Properties Trust			583,800	16,586
					114,486
Utilities (3.6%)
	Xcel Energy Inc.			2,909,537	132,791
	Pinnacle West Capital Corp.			1,418,500	113,409
	Edison International			1,018,434	63,683
	CenterPoint Energy Inc.			2,117,684	59,676
	Avangrid Inc.			445,533	21,707
	PG&E Corp.			312,425	13,256
					404,522
Total Common Stocks (Cost $7,438,900)					10,659,016
		Coupon
Temporary Cash Investments (7.3%)1
Money Market Fund (7.2%)
3,4 Vanguard Market Liquidity Fund		1.545%		8,165,320	816,532

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.116%	2/22/18	6,000	5,996
5	United States Treasury Bill	1.432%	4/26/18	1,600	1,595
5	United States Treasury Bill	1.497%	6/14/18	500	497
	United States Treasury Bill	1.509%	6/21/18	800	795
5	United States Treasury Bill	1.541%	6/28/18	130	129
					9,012
Total Temporary Cash Investments (Cost $825,558)					825,544
Total Investments (102.1%) (Cost $8,264,458)					11,484,560
Other Assets and Liabilities-Net (-2.1%)4,5					(233,815)
Net Assets (100%)					11,250,745

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $224,227,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.0% and 5.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $232,370,000 of collateral received for securities on loan.
5 Securities with a value of $8,217,000 and cash of $755,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	1,760	248,670	12,288

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Selected Value Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,659,016	—	—
Temporary Cash Investments	816,532	9,012	—
Futures Contracts—Assets[1]	114	—	—
Total	11,475,662	9,012	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $8,264,458,000. Net unrealized appreciation of investment securities for tax purposes was $3,220,102,000, consisting of unrealized gains of $3,602,772,000 on securities that had risen in value since their purchase and $382,670,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Selected Value Fund

					Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Brio Gold Inc.	10,157	—	—	—	3,729	—	—	13,886
Golar LNG Ltd.	112,896	—	—	—	32,912	267	—	145,808
Vanguard Market
Liquidity Fund	755,485	NA1	NA1	—	6	1,937	—	816,532
Total	878,538			—	36,647	2,204	—	976,226
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)1
Basic Materials (3.9%)
DowDuPont Inc.	6,689,191	505,569
Praxair Inc.	818,826	132,232
LyondellBasell Industries NV Class A	929,051	111,338
Air Products & Chemicals Inc.	612,071	103,054
International Paper Co.	1,178,753	74,096
Nucor Corp.	912,942	61,131
Avery Dennison Corp.	252,517	30,979
CF Industries Holdings Inc.	666,265	28,276
Mosaic Co.	1,003,735	27,402
Huntsman Corp.	573,472	19,825
RPM International Inc.	373,759	19,510
Reliance Steel & Aluminum Co.	201,834	17,679
Olin Corp.	471,238	17,568
Scotts Miracle-Gro Co.	122,865	11,091
Domtar Corp.	177,368	9,110
Commercial Metals Co.	327,073	7,863
Compass Minerals International Inc.	96,283	7,019
A Schulman Inc.	83,952	3,274
* Ferroglobe plc	220,751	3,192
Innophos Holdings Inc.	54,209	2,508
Rayonier Advanced Materials Inc.	120,879	2,287
*,2 Ferroglobe R&W Trust	166,085	—
		1,195,003
Consumer Goods (12.6%)
Procter & Gamble Co.	7,341,407	633,857
Coca-Cola Co.	11,016,249	524,263
PepsiCo Inc.	4,096,114	492,762
Philip Morris International Inc.	4,449,234	477,091
Altria Group Inc.	5,473,871	385,032
General Motors Co.	3,695,751	156,737
Kraft Heinz Co.	1,722,326	135,013
Ford Motor Co.	11,161,800	122,445
Kimberly-Clark Corp.	1,016,948	118,983
General Mills Inc.	1,628,024	95,223
VF Corp.	932,892	75,695
Archer-Daniels-Midland Co.	1,577,863	67,769
Clorox Co.	369,236	52,317
Kellogg Co.	698,688	47,588
Genuine Parts Co.	411,642	42,840
Conagra Brands Inc.	1,113,288	42,305
Tapestry Inc.	815,381	38,355
Bunge Ltd.	401,039	31,855
Hasbro Inc.	324,970	30,732
Coty Inc. Class A	1,335,264	26,185
^ Harley-Davidson Inc.	481,112	23,315
^ Hanesbrands Inc.	1,038,753	22,562
Coca-Cola European Partners plc	521,787	20,955
Pinnacle Foods Inc.	337,233	20,888

Polaris Industries Inc.	168,488	19,041
Ralph Lauren Corp. Class A	158,383	18,105
Leggett & Platt Inc.	377,277	17,547
Mattel Inc.	981,085	15,540
Nu Skin Enterprises Inc. Class A	146,899	10,553
Flowers Foods Inc.	507,917	9,960
Tupperware Brands Corp.	144,692	8,357
B&G Foods Inc.	186,971	6,170
Vector Group Ltd.	279,181	5,947
HNI Corp.	122,573	4,767
MDC Holdings Inc.	126,377	4,260
Schweitzer-Mauduit International Inc.	86,210	3,904
Steelcase Inc. Class A	236,551	3,678
Universal Corp.	70,060	3,363
Knoll Inc.	136,611	3,134
Briggs & Stratton Corp.	117,800	2,848
Ethan Allen Interiors Inc.	72,508	1,802
National Presto Industries Inc.	14,772	1,502
Superior Industries International Inc.	68,842	1,160
Cosan Ltd.	28,101	322
		3,826,727
Consumer Services (6.0%)
Wal-Mart Stores Inc.	4,116,881	438,860
McDonald's Corp.	2,288,277	391,616
Target Corp.	1,583,077	119,079
Sysco Corp.	1,377,844	86,625
Carnival Corp.	1,166,417	83,527
Las Vegas Sands Corp.	1,034,020	80,157
Best Buy Co. Inc.	735,962	53,769
Omnicom Group Inc.	661,144	50,677
Nielsen Holdings plc	1,021,367	38,209
Wynn Resorts Ltd.	228,616	37,857
Wyndham Worldwide Corp.	283,546	35,197
L Brands Inc.	686,884	34,406
Darden Restaurants Inc.	356,230	34,145
Kohl's Corp.	480,384	31,114
Interpublic Group of Cos. Inc.	1,107,370	24,240
Macy's Inc.	874,009	22,681
Gap Inc.	679,719	22,594
KAR Auction Services Inc.	385,162	21,007
Nordstrom Inc.	334,096	16,474
H&R Block Inc.	591,353	15,694
Six Flags Entertainment Corp.	187,995	12,701
Williams-Sonoma Inc.	242,827	12,440
Cinemark Holdings Inc.	303,582	11,172
Extended Stay America Inc.	546,670	11,059
Tribune Media Co. Class A	227,756	9,700
^ Cracker Barrel Old Country Store Inc.	54,543	9,626
ILG Inc.	301,431	9,468
International Game Technology plc	309,199	8,988
TEGNA Inc.	614,221	8,888
American Eagle Outfitters Inc.	461,123	8,300
John Wiley & Sons Inc. Class A	126,669	8,031
Hillenbrand Inc.	178,662	7,915
Meredith Corp.	112,645	7,450
Regal Entertainment Group Class A	322,854	7,387
GameStop Corp. Class A	285,446	4,798

Brinker International Inc.	131,860	4,792
Abercrombie & Fitch Co.	193,186	4,001
Gannett Co. Inc.	317,558	3,747
DSW Inc. Class A	185,741	3,720
Chico's FAS Inc.	363,871	3,460
Tailored Brands Inc.	138,991	3,362
Guess? Inc.	169,215	3,108
Copa Holdings SA Class A	22,353	3,092
DineEquity Inc.	48,664	2,695
New Media Investment Group Inc.	143,707	2,429
^ Buckle Inc.	81,369	1,631
^ Rent-A-Center Inc.	121,570	1,317
National CineMedia Inc.	175,321	1,175
Weis Markets Inc.	26,675	1,061
Barnes & Noble Inc.	168,713	793
Speedway Motorsports Inc.	37,839	785
* Cars.com Inc.	930	28
* Liberty Latin America Ltd. Class A	620	14
* Liberty Interactive Corp. QVC Group Class A	1	—
		1,817,061
Financials (14.3%)
JPMorgan Chase & Co.	9,903,358	1,145,521
Wells Fargo & Co.	12,690,468	834,779
Chubb Ltd.	1,332,984	208,145
BlackRock Inc.	356,347	200,196
CME Group Inc.	971,105	149,045
Prudential Financial Inc.	1,229,061	146,037
BB&T Corp.	2,261,806	124,829
MetLife Inc.	2,592,232	124,609
Travelers Cos. Inc.	790,077	118,448
Aflac Inc.	1,113,018	98,168
T. Rowe Price Group Inc.	674,142	75,254
Ameriprise Financial Inc.	423,103	71,377
Fifth Third Bancorp	2,054,701	68,011
KeyCorp	3,063,476	65,558
Regions Financial Corp.	3,318,375	63,812
Principal Financial Group Inc.	763,283	51,598
Huntington Bancshares Inc.	3,083,093	49,884
Invesco Ltd.	1,148,215	41,485
Arthur J Gallagher & Co.	508,841	34,764
Cincinnati Financial Corp.	439,653	33,809
FNF Group	748,382	29,172
Western Union Co.	1,313,197	27,301
Janus Henderson Group plc	550,293	21,671
Lazard Ltd. Class A	335,296	19,638
New York Community Bancorp Inc.	1,355,702	19,197
People's United Financial Inc.	974,052	19,160
PacWest Bancorp	362,502	19,006
Eaton Vance Corp.	319,577	18,472
First American Financial Corp.	307,029	18,136
Cullen/Frost Bankers Inc.	160,719	17,102
LPL Financial Holdings Inc.	252,083	15,039
Old Republic International Corp.	695,997	14,957
Validus Holdings Ltd.	220,311	14,915
Umpqua Holdings Corp.	623,682	13,503
FNB Corp.	911,271	13,077
Hancock Holding Co.	239,554	12,864

BankUnited Inc.	297,532	12,211
Axis Capital Holdings Ltd.	233,488	11,798
Chemical Financial Corp.	199,987	11,681
Navient Corp.	747,229	10,648
United Bankshares Inc.	282,498	10,396
Bank of Hawaii Corp.	118,539	9,918
BGC Partners Inc. Class A	663,169	9,490
Federated Investors Inc. Class B	271,006	9,399
Valley National Bancorp	735,071	9,240
Fulton Financial Corp.	485,067	8,828
Columbia Banking System Inc.	202,166	8,709
Glacier Bancorp Inc.	219,707	8,617
ProAssurance Corp.	149,858	8,197
Community Bank System Inc.	139,744	7,448
Kemper Corp.	112,548	7,299
RLI Corp.	108,994	7,004
BOK Financial Corp.	72,031	6,965
Hope Bancorp Inc.	364,908	6,948
CVB Financial Corp.	294,100	6,882
Old National Bancorp	384,193	6,647
Trustmark Corp.	192,561	6,122
Kennedy-Wilson Holdings Inc.	343,061	6,089
Waddell & Reed Financial Inc. Class A	230,470	5,301
HFF Inc. Class A	103,577	5,097
Artisan Partners Asset Management Inc. Class A	128,791	5,042
First Financial Bancorp	174,897	4,985
WesBanco Inc.	120,508	4,942
Horace Mann Educators Corp.	116,785	4,823
Capitol Federal Financial Inc.	363,630	4,756
Provident Financial Services Inc.	177,210	4,662
Northwest Bancshares Inc.	270,749	4,562
NBT Bancorp Inc.	122,513	4,522
NRG Yield Inc.	231,241	4,370
First Hawaiian Inc.	149,524	4,321
Westamerica Bancorporation	72,741	4,319
CNA Financial Corp.	77,029	4,172
Park National Corp.	38,374	4,030
S&T Bancorp Inc.	99,402	4,012
First Commonwealth Financial Corp.	272,585	3,944
Mercury General Corp.	78,329	3,834
WisdomTree Investments Inc.	328,899	3,812
Boston Private Financial Holdings Inc.	235,697	3,630
Brookline Bancorp Inc.	217,387	3,478
Tompkins Financial Corp.	41,956	3,456
Sandy Spring Bancorp Inc.	91,358	3,455
AmTrust Financial Services Inc.	242,768	3,258
Safety Insurance Group Inc.	41,035	3,186
City Holding Co.	42,091	2,896
American National Insurance Co.	21,248	2,686
Cohen & Steers Inc.	60,707	2,475
TFS Financial Corp.	155,550	2,274
TrustCo Bank Corp. NY	260,212	2,238
Flushing Financial Corp.	79,273	2,232
Community Trust Bancorp Inc.	45,075	2,132
FBL Financial Group Inc. Class A	28,761	2,002
Oritani Financial Corp.	112,030	1,871
NRG Yield Inc. Class A	96,054	1,809

Dime Community Bancshares Inc.	86,978	1,653
Maiden Holdings Ltd.	199,670	1,408
Greenhill & Co. Inc.	69,678	1,293
First Financial Corp.	27,596	1,278
Republic Bancorp Inc. Class A	27,635	1,065
* Brighthouse Financial Inc.	1,421	91
Fairfax Financial Holdings Ltd.	46	25
		4,324,472
Health Care (12.9%)
Johnson & Johnson	7,732,333	1,068,531
Pfizer Inc.	16,960,556	628,219
AbbVie Inc.	4,565,935	512,389
Merck & Co. Inc.	7,849,735	465,097
Amgen Inc.	2,108,680	392,320
Gilead Sciences Inc.	3,728,303	312,432
Bristol-Myers Squibb Co.	4,721,885	295,590
Eli Lilly & Co.	2,799,544	228,023
Owens & Minor Inc.	172,019	3,623
Kindred Healthcare Inc.	240,995	2,217
Meridian Bioscience Inc.	124,041	1,941
* Innoviva Inc.	992	14
		3,910,396
Industrials (12.9%)
Boeing Co.	1,596,615	565,792
3M Co.	1,662,623	416,487
General Electric Co.	24,921,048	402,973
Caterpillar Inc.	1,627,832	264,979
Lockheed Martin Corp.	718,283	254,883
United Parcel Service Inc. Class B	1,977,686	251,799
Raytheon Co.	834,052	174,267
Automatic Data Processing Inc.	1,282,625	158,571
Deere & Co.	911,570	151,703
Emerson Electric Co.	1,843,787	133,177
Norfolk Southern Corp.	829,560	125,164
Waste Management Inc.	1,249,743	110,515
Eaton Corp. plc	1,279,323	107,425
Johnson Controls International plc	2,681,927	104,944
Cummins Inc.	454,964	85,533
PACCAR Inc.	981,577	73,186
Paychex Inc.	920,356	62,814
WestRock Co.	718,872	47,898
Fastenal Co.	826,759	45,439
Republic Services Inc. Class A	657,002	45,202
TransDigm Group Inc.	138,263	43,817
CH Robinson Worldwide Inc.	401,183	36,692
Packaging Corp. of America	266,801	33,518
Xerox Corp.	655,157	22,361
Watsco Inc.	86,404	15,535
Sonoco Products Co.	280,344	15,225
National Instruments Corp.	304,294	15,196
Macquarie Infrastructure Corp.	228,222	15,143
MDU Resources Group Inc.	555,718	14,715
Ryder System Inc.	150,198	13,072
Kennametal Inc.	227,905	11,117
Timken Co.	197,409	10,374
^ GATX Corp.	108,312	7,705

	Covanta Holding Corp.	330,640	5,406
	Triton International Ltd.	132,997	5,134
	Brady Corp. Class A	134,064	5,128
	Otter Tail Corp.	110,741	4,718
	Mobile Mini Inc.	124,226	4,702
	Greif Inc. Class A	72,742	4,301
	General Cable Corp.	139,304	4,137
	Greenbrier Cos. Inc.	79,446	3,984
	ManTech International Corp. Class A	74,594	3,884
	H&E Equipment Services Inc.	91,558	3,606
	McGrath RentCorp	67,829	3,242
	Aircastle Ltd.	135,083	3,191
^	Ship Finance International Ltd.	177,679	2,718
	Schnitzer Steel Industries Inc.	77,543	2,652
^	Teekay Corp.	322,282	2,630
	Sturm Ruger & Co. Inc.	47,432	2,512
	GasLog Ltd.	116,129	2,346
	AVX Corp.	128,936	2,313
	Scorpio Tankers Inc.	678,577	1,805
	RR Donnelley & Sons Co.	199,351	1,629
	Myers Industries Inc.	65,304	1,371
	Seaspan Corp. Class A	176,271	1,255
^	Frontline Ltd.	212,578	978
	Essendant Inc.	106,995	968
	American Railcar Industries Inc.	21,199	831
	Nordic American Tankers Ltd.	279,009	645
*	Cardtronics plc Class A	620	15
	Resources Connection Inc.	61	1
			3,913,323
Oil & Gas (9.3%)
	Exxon Mobil Corp.	12,153,010	1,060,958
	Chevron Corp.	5,417,266	679,054
	ConocoPhillips	3,436,624	202,108
	Occidental Petroleum Corp.	2,186,612	163,930
	Phillips 66	1,248,127	127,808
	Valero Energy Corp.	1,251,492	120,106
	Kinder Morgan Inc.	5,507,361	99,022
	Marathon Petroleum Corp.	1,386,366	96,034
	Williams Cos. Inc.	2,366,439	74,282
	Andeavor	446,159	48,256
	Targa Resources Corp.	605,913	29,084
	HollyFrontier Corp.	506,589	24,296
	Helmerich & Payne Inc.	302,866	21,815
	OGE Energy Corp.	569,969	18,353
	Murphy Oil Corp.	464,695	14,917
	PBF Energy Inc. Class A	312,297	10,097
	Delek US Holdings Inc.	221,179	7,717
	Oceaneering International Inc.	279,796	5,786
	SemGroup Corp. Class A	188,342	5,396
	Pattern Energy Group Inc. Class A	221,720	4,572
	Archrock Inc.	198,282	1,844
	CVR Energy Inc.	44,088	1,578
^	Frank's International NV	145,189	1,005
			2,818,018
Other (0.0%)3
*,2 Safeway Inc. CVR (PDC) Exp. 01/30/2019		364	—

Technology (16.0%)
Microsoft Corp.	21,506,991	2,043,379
Intel Corp.	13,515,286	650,626
Cisco Systems Inc.	14,211,714	590,355
International Business Machines Corp.	2,427,149	397,324
Texas Instruments Inc.	2,838,212	311,267
QUALCOMM Inc.	4,236,992	289,175
HP Inc.	4,789,303	111,687
Analog Devices Inc.	1,047,400	96,235
Western Digital Corp.	848,453	75,495
Xilinx Inc.	712,357	52,016
KLA-Tencor Corp.	448,601	49,256
Maxim Integrated Products Inc.	804,626	49,082
Seagate Technology plc	822,606	45,408
CA Inc.	899,912	32,262
Garmin Ltd.	345,824	21,766
Cypress Semiconductor Corp.	940,561	16,262
Pitney Bowes Inc.	530,219	7,482
Cogent Communications Holdings Inc.	117,802	5,313
TiVo Corp.	338,720	4,725
NIC Inc.	185,668	3,082
		4,852,197
Telecommunications (4.4%)
AT&T Inc.	17,639,141	660,586
Verizon Communications Inc.	11,710,147	633,168
CenturyLink Inc.	2,751,919	49,012
Consolidated Communications Holdings Inc.	188,157	2,342
^ Frontier Communications Corp.	222,237	1,820
Windstream Holdings Inc.	2,480	4
		1,346,932
Utilities (7.1%)
NextEra Energy Inc.	1,341,180	212,470
Duke Energy Corp.	2,010,394	157,816
Dominion Energy Inc.	1,838,582	140,541
Southern Co.	2,854,526	128,768
Exelon Corp.	2,749,955	105,901
American Electric Power Co. Inc.	1,412,510	97,152
Sempra Energy	720,723	77,132
Public Service Enterprise Group Inc.	1,448,273	75,122
Consolidated Edison Inc.	890,880	71,591
Xcel Energy Inc.	1,455,235	66,417
ONEOK Inc.	1,074,065	63,219
PG&E Corp.	1,464,528	62,140
PPL Corp.	1,947,489	62,066
WEC Energy Group Inc.	904,440	58,155
Eversource Energy	908,073	57,290
Edison International	908,905	56,834
DTE Energy Co.	512,239	54,113
FirstEnergy Corp.	1,270,127	41,787
Entergy Corp.	513,440	40,403
Ameren Corp.	693,281	39,261
CMS Energy Corp.	798,672	35,741
CenterPoint Energy Inc.	1,234,149	34,778
Alliant Energy Corp.	660,568	26,258
Pinnacle West Capital Corp.	317,547	25,388

Atmos Energy Corp.			296,320	24,565
NiSource Inc.			962,234	23,748
UGI Corp.			495,480	22,678
AES Corp.			1,873,525	21,658
Westar Energy Inc. Class A			405,222	20,934
Great Plains Energy Inc.			615,510	19,155
Aqua America Inc.			507,387	18,372
SCANA Corp.			376,141	15,286
Vectren Corp.			237,268	14,386
IDACORP Inc.			143,735	12,401
WGL Holdings Inc.			146,487	12,337
National Fuel Gas Co.			216,865	12,090
Portland General Electric Co.			253,752	10,746
ONE Gas Inc.			150,085	10,631
Hawaiian Electric Industries Inc.			310,309	10,585
ALLETE Inc.			145,042	10,507
Southwest Gas Holdings Inc.			135,060	9,938
New Jersey Resources Corp.			245,354	9,520
Avista Corp.			183,106	9,221
Spire Inc.			134,808	8,965
PNM Resources Inc.			226,727	8,638
Black Hills Corp.			152,173	8,453
Avangrid Inc.			163,120	7,947
NorthWestern Corp.			138,211	7,510
South Jersey Industries Inc.			228,441	6,725
El Paso Electric Co.			114,292	5,966
Northwest Natural Gas Co.			81,707	4,686
Atlantica Yield plc			139,842	2,948
* TerraForm Power Inc. Class A			161	2
				2,140,941
Total Common Stocks (Cost $22,923,380)				30,145,070
	Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
4,5 Vanguard Market Liquidity Fund	1.545%		1,444,914	144,491

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	1.209%	2/8/18	3,000	2,999
United States Treasury Bill	1.182%	3/22/18	300	300
6 United States Treasury Bill	1.370%–1.462%	5/17/18	8,000	7,966
				11,265
Total Temporary Cash Investments (Cost $155,758)				155,756
Total Investments (99.9%) (Cost $23,079,138)				30,300,826
Other Assets and Liabilities-Net (0.1%)5				33,065
Net Assets (100%)				30,333,891

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,112,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.

3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $15,092,000 of collateral received for securities on loan.
6 Securities with a value of $6,156,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	1,356	191,589	6,211

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

High Dividend Yield Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	30,145,070	—	—
Temporary Cash Investments	144,491	11,265	—
Futures Contracts—Assets[1]	78	—	—
Total	30,289,639	11,265	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At January 31, 2018, the cost of investment securities for tax purposes was $23,080,025,000. Net unrealized appreciation of investment securities for tax purposes was $7,220,801,000, consisting of unrealized gains of $7,684,697,000 on securities that had risen in value since their purchase and $463,896,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.1%)
Sovereign Bonds (0.1%)
	Republic of Angola	9.500%	11/12/25	1,400	1,636
Total Angola (Cost $1,415)					1,636
Argentina (4.7%)
Corporate Bonds (0.1%)
	Pampa Energia SA	7.375%	7/21/23	500	542
Sovereign Bonds (4.6%)
	Argentine Republic	6.250%	4/22/19	3,450	3,571
	Argentine Republic	6.875%	4/22/21	4,375	4,663
	Argentine Republic	5.625%	1/26/22	2,600	2,667
	Argentine Republic	4.625%	1/11/23	1,000	978
	Argentine Republic	7.500%	4/22/26	5,370	5,916
	Argentine Republic	6.875%	1/26/27	4,200	4,423
	Argentine Republic	5.875%	1/11/28	3,850	3,747
	Argentine Republic	6.625%	7/6/28	150	153
	Argentine Republic	8.280%	12/31/33	3,854	4,365
	Argentine Republic	8.280%	12/31/33	1,012	1,126
	Argentine Republic	7.125%	7/6/36	2,615	2,674
1	Argentine Republic	2.500%	12/31/38	6,644	4,750
	Argentine Republic	7.625%	4/22/46	4,200	4,431
	Argentine Republic	6.875%	1/11/48	2,600	2,523
1	City of Buenos Aires	8.950%	2/19/21	200	216
1	City of Buenos Aires	7.500%	6/1/27	250	268
1,2 City of Buenos Aires		7.500%	6/1/27	1,000	1,073
1	Provincia de Buenos Aires	10.875%	1/26/21	1,200	1,332
1	Provincia de Buenos Aires	9.950%	6/9/21	600	673
1,2 Provincia de Buenos Aires		9.950%	6/9/21	650	729
1	Provincia de Buenos Aires	9.125%	3/16/24	1,000	1,133
1	Provincia de Buenos Aires	7.875%	6/15/27	2,000	2,127
2	Provincia de Cordoba	7.125%	8/1/27	550	565
1	Provincia de Mondoza	8.375%	5/19/24	400	437
1	Provincia del Chubut	7.750%	7/26/26	500	498
	YPF SA	8.500%	3/23/21	1,200	1,327
1	YPF SA	8.750%	4/4/24	1,345	1,525
	YPF SA	8.500%	7/28/25	1,775	2,014
2	YPF SA	7.000%	12/15/47	1,225	1,158
					61,062
Total Argentina (Cost $58,369)					61,604
Armenia (0.1%)
Sovereign Bonds (0.1%)
2	Republic of Armenia	6.000%	9/30/20	200	211
	Republic of Armenia	6.000%	9/30/20	200	211
	Republic of Armenia	7.150%	3/26/25	300	343

Total Armenia (Cost $702)					765
Azerbaijan (0.5%)
Sovereign Bonds (0.5%)
2	Republic of Azerbaijan	4.750%	3/18/24	400	416
	Republic of Azerbaijan	4.750%	3/18/24	800	832
1,2 Republic of Azerbaijan		3.500%	9/1/32	1,100	970
3	Southern Gas Corridor CJSC	6.875%	3/24/26	2,000	2,286
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	1,700	1,738
	State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	200	230
Total Azerbaijan (Cost $6,147)					6,472
Bahamas (0.1%)
Sovereign Bonds (0.1%)
1,2 Commonwealth of the Bahamas		6.000%	11/21/28	850	906
Total Bahamas (Cost $850)					906
Bahrain (1.1%)
Sovereign Bonds (1.1%)
	Bahrain Mumtalakat Holding Co. BSC	4.000%	11/25/21	250	242
	Batelco International Finance No. 1 Ltd.	4.250%	5/1/20	400	394
	CBB International Sukuk Co. SPC	5.624%	2/12/24	1,000	1,025
2	Kingdom of Bahrain	5.500%	3/31/20	1,900	1,938
	Kingdom of Bahrain	5.875%	1/26/21	200	206
2	Kingdom of Bahrain	6.125%	7/5/22	1,200	1,247
2	Kingdom of Bahrain	6.125%	8/1/23	150	156
	Kingdom of Bahrain	6.125%	8/1/23	625	650
	Kingdom of Bahrain	7.000%	1/26/26	1,300	1,360
2	Kingdom of Bahrain	7.000%	1/26/26	2,200	2,302
	Kingdom of Bahrain	7.000%	10/12/28	2,200	2,239
2	Kingdom of Bahrain	6.750%	9/20/29	800	788
2	Kingdom of Bahrain	6.000%	9/19/44	1,050	903
	Kingdom of Bahrain	6.000%	9/19/44	400	344
2	Oil and Gas Holding Co. BSCC	7.500%	10/25/27	1,000	1,031
Total Bahrain (Cost $14,946)					14,825
Belarus (0.1%)
Sovereign Bonds (0.1%)
	Republic of Belarus	6.875%	2/28/23	800	879
	Republic of Belarus	7.625%	6/29/27	600	697
Total Belarus (Cost $1,494)					1,576
Belize (0.0%)
Sovereign Bonds (0.0%)
1	Belize	4.938%	2/20/34	450	271
Total Belize (Cost $303)					271
Bermuda (0.1%)
Sovereign Bonds (0.1%)
2	Bermuda	4.854%	2/6/24	400	429
	Bermuda	4.854%	2/6/24	400	428
1	Bermuda	3.717%	1/25/27	550	543
Total Bermuda (Cost $1,383)					1,400
Bolivia (0.1%)
Sovereign Bonds (0.1%)
1,2 Plurinational State of Bolivia		4.500%	3/20/28	1,000	984

Total Bolivia (Cost $989)				984
Brazil (6.9%)
Sovereign Bonds (6.9%)
Banco do Brasil SA	6.000%	1/22/20	695	729
Banco do Brasil SA	5.375%	1/15/21	375	384
Banco do Brasil SA	5.875%	1/26/22	1,875	1,951
Banco do Brasil SA	3.875%	10/10/22	2,126	2,097
Banco do Brasil SA	5.875%	1/19/23	850	884
1 Banco do Brasil SA	8.500%	10/29/49	825	901
Banco Nacional de Desenvolvimento
Economico e Social	6.500%	6/10/19	950	994
2 Banco Nacional de Desenvolvimento
Economico e Social	5.500%	7/12/20	200	210
Banco Nacional de Desenvolvimento
Economico e Social	5.500%	7/12/20	200	210
2 Banco Nacional de Desenvolvimento
Economico e Social	4.750%	5/9/24	1,700	1,709
Banco Nacional de Desenvolvimento
Economico e Social	4.750%	5/9/24	700	704
Caixa Economica Federal	4.250%	5/13/19	1,950	1,972
Caixa Economica Federal	3.500%	11/7/22	150	146
4 Centrais Eletricas Brasileiras SA	6.875%	7/30/19	100	104
Centrais Eletricas Brasileiras SA	6.875%	7/30/19	800	835
Centrais Eletricas Brasileiras SA	5.750%	10/27/21	1,900	1,961
Federative Republic of Brazil	8.875%	10/14/19	175	194
Federative Republic of Brazil	4.875%	1/22/21	3,126	3,302
Federative Republic of Brazil	2.625%	1/5/23	2,761	2,644
Federative Republic of Brazil	8.875%	4/15/24	707	899
Federative Republic of Brazil	4.250%	1/7/25	4,472	4,517
Federative Republic of Brazil	8.750%	2/4/25	350	450
Federative Republic of Brazil	6.000%	4/7/26	1,250	1,389
Federative Republic of Brazil	10.125%	5/15/27	1,016	1,450
1 Federative Republic of Brazil	4.625%	1/13/28	2,610	2,588
Federative Republic of Brazil	8.250%	1/20/34	1,425	1,849
Federative Republic of Brazil	7.125%	1/20/37	2,140	2,563
Federative Republic of Brazil	5.625%	1/7/41	2,226	2,237
Federative Republic of Brazil	5.000%	1/27/45	3,861	3,571
Federative Republic of Brazil	5.625%	2/21/47	2,200	2,208
Petrobras Global Finance BV	3.000%	1/15/19	750	752
Petrobras Global Finance BV	8.375%	5/23/21	6,175	7,024
Petrobras Global Finance BV	6.125%	1/17/22	500	533
Petrobras Global Finance BV	4.375%	5/20/23	4,200	4,179
Petrobras Global Finance BV	6.250%	3/17/24	1,325	1,411
2 Petrobras Global Finance BV	5.299%	1/27/25	1,859	1,873
Petrobras Global Finance BV	8.750%	5/23/26	4,508	5,432
Petrobras Global Finance BV	7.375%	1/17/27	4,270	4,718
Petrobras Global Finance BV	5.999%	1/27/28	350	354
2 Petrobras Global Finance BV	5.999%	1/27/28	5,558	5,614
Petrobras Global Finance BV	5.750%	2/1/29	1,800	1,778
Petrobras Global Finance BV	5.625%	5/20/43	600	545
Petrobras Global Finance BV	7.250%	3/17/44	910	966
Petrobras Global Finance BV	6.850%	6/5/15	2,375	2,339
Petrobras International Finance Co. SA	5.375%	1/27/21	2,635	2,744
Petrobras International Finance Co. SA	6.875%	1/20/40	2,415	2,466
Petrobras International Finance Co. SA	6.750%	1/27/41	2,777	2,819

Total Brazil (Cost $84,824)				91,199
Cameroon (0.0%)
Sovereign Bonds (0.0%)
1 Republic of Cameroon	9.500%	11/19/25	500	592
Total Cameroon (Cost $493)				592
Chile (1.6%)
Sovereign Bonds (1.6%)
2 Banco del Estado de Chile	4.125%	10/7/20	400	413
2 Banco del Estado de Chile	2.668%	1/8/21	400	399
2 Banco del Estado de Chile	3.875%	2/8/22	575	594
2 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	600	616
2 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	650	640
Corp. Nacional del Cobre de Chile	3.000%	7/17/22	350	346
2 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	158
Corp. Nacional del Cobre de Chile	4.500%	8/13/23	675	712
Corp. Nacional del Cobre de Chile	4.500%	9/16/25	900	952
Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,500	1,479
2 Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	780
2 Corp. Nacional del Cobre de Chile	5.625%	9/21/35	300	355
2 Corp. Nacional del Cobre de Chile	6.150%	10/24/36	100	124
2 Corp. Nacional del Cobre de Chile	4.250%	7/17/42	400	406
2 Corp. Nacional del Cobre de Chile	5.625%	10/18/43	200	243
Corp. Nacional del Cobre de Chile	5.625%	10/18/43	700	847
2 Corp. Nacional del Cobre de Chile	4.875%	11/4/44	400	440
Corp. Nacional del Cobre de Chile	4.875%	11/4/44	900	989
Corp. Nacional del Cobre de Chile	4.500%	8/1/47	1,450	1,519
2 Empresa de Transporte de Pasajeros Metro SA	4.750%	2/4/24	200	214
2 Empresa de Transporte de Pasajeros Metro SA	5.000%	1/25/47	400	434
2 Empresa Nacional del Petroleo	4.750%	12/6/21	536	566
Empresa Nacional del Petroleo	4.375%	10/30/24	500	521
2 Empresa Nacional del Petroleo	4.500%	9/14/47	1,000	969
Republic of Chile	3.875%	8/5/20	300	310
Republic of Chile	3.125%	3/27/25	1,050	1,057
Republic of Chile	3.125%	1/21/26	1,790	1,793
1 Republic of Chile	3.240%	2/6/28	1,950	1,950
Republic of Chile	3.860%	6/21/47	1,150	1,151
Total Chile (Cost $20,187)				20,977
China (15.9%)
Corporate Bonds (0.2%)
Azure Nova International Finance Ltd.	2.250%	11/1/19	1,400	1,373
2 China Southern Power Grid International
Finance BVI Co. Ltd.	2.750%	5/8/22	1,000	980
				2,353
Sovereign Bonds (15.7%)
ABCL Glory Capital Ltd.	2.500%	6/21/21	1,500	1,454
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	248
Agricultural Bank of China Ltd.	2.750%	10/20/20	200	198
Amber Circle Funding Ltd.	3.250%	12/4/22	1,700	1,689
Avi Funding Co. Ltd.	2.850%	9/16/20	300	297
2 Avi Funding Co. Ltd.	2.850%	9/16/20	400	396
Avi Funding Co. Ltd.	3.800%	9/16/25	1,000	1,002
Bank of China Ltd.	1.875%	7/12/19	1,000	985

5 Bank of China Ltd.	2.183%	2/14/20	1,150	1,151
5 Bank of China Ltd.	2.183%	5/11/20	600	600
Bank of China Ltd.	2.875%	6/30/20	2,400	2,390
Bank of China Ltd.	2.375%	3/1/21	750	731
Bank of China Ltd.	2.250%	7/12/21	700	678
2 Bank of China Ltd.	5.000%	11/13/24	1,000	1,051
Bank of China Ltd.	5.000%	11/13/24	2,200	2,311
Bank of China Ltd.	3.875%	6/30/25	775	784
Beijing State-Owned Assets Management
Hong Kong Co. Ltd.	4.125%	5/26/25	1,000	1,004
Bluestar Finance Holdings Ltd.	3.125%	9/30/19	1,000	994
Bluestar Finance Holdings Ltd.	4.375%	6/11/20	200	203
Bluestar Finance Holdings Ltd.	3.500%	9/30/21	300	297
Bluestar Finance Holdings Ltd.	4.375%	12/29/49	700	701
BOC Aviation Ltd.	3.000%	3/30/20	1,000	997
BOC Aviation Ltd.	2.375%	9/15/21	450	435
2 BOC Aviation Ltd.	2.375%	9/15/21	900	869
BOC Aviation Ltd.	4.375%	5/2/23	500	516
BOC Aviation Ltd.	3.875%	4/27/26	800	789
CCBL Cayman 1 Corp. Ltd.	2.750%	5/31/21	450	439
CCBL Cayman Corp. Ltd.	3.250%	7/28/20	300	298
1 CCCI Treasure Ltd.	3.500%	12/29/49	1,100	1,093
CGNPC International Ltd.	4.000%	5/19/25	500	504
1 Chalco Hong Kong Investment Co. Ltd.	4.250%	12/31/49	450	450
Charming Light Investments Ltd.	3.750%	9/3/19	1,910	1,920
Charming Light Investments Ltd.	2.375%	8/30/21	400	383
China Cinda Finance 2014 Ltd.	4.000%	5/14/19	900	907
China Cinda Finance 2014 Ltd.	5.625%	5/14/24	600	649
China Cinda Finance 2015 I Ltd.	3.125%	4/23/20	2,000	1,984
China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	1,900	1,890
China Cinda Finance 2017 I Ltd.	3.650%	3/9/22	300	299
China Cinda Finance 2017 I Ltd.	4.400%	3/9/27	800	789
China Clean Energy Development Ltd.	4.000%	11/5/25	1,000	1,003
China Construction Bank Asia Corp. Ltd.	3.250%	7/2/19	2,200	2,207
1 China Construction Bank Asia Corp. Ltd.	4.250%	8/20/24	700	709
5 China Construction Bank Corp.	2.249%	5/31/20	1,000	1,000
1 China Construction Bank Corp.	3.875%	5/13/25	2,025	2,036
China Development Bank Corp.	1.625%	6/22/19	200	197
5 China Development Bank Corp.	2.058%	3/6/20	200	200
China Development Bank Corp.	2.500%	10/9/20	2,300	2,270
China Development Bank Corp.	2.125%	6/1/21	1,850	1,793
China Development Bank Corp.	2.625%	1/24/22	2,100	2,053
5 China Development Bank Corp.	2.208%	3/6/22	1,300	1,298
China Development Bank Corp.	3.375%	1/24/27	200	196
China Development Bank Corp.	4.000%	1/24/37	645	648
China Great Wall International Holdings III Ltd.	2.250%	10/27/19	200	196
China Great Wall International Holdings III Ltd.	2.625%	10/27/21	200	193
China Great Wall International Holdings III Ltd.	3.125%	8/31/22	2,400	2,335
China Great Wall International Holdings III Ltd.	3.875%	8/31/27	450	427
1 China Life Insurance Co. Ltd.	4.000%	7/3/75	1,000	998
China Overseas Finance Cayman II Ltd.	5.500%	11/10/20	1,800	1,904
China Overseas Finance Cayman III Ltd.	5.375%	10/29/23	1,300	1,405
China Overseas Finance Cayman III Ltd.	6.375%	10/29/43	450	570

China Overseas Finance Cayman V Ltd.	3.950%	11/15/22	1,150	1,166
China Overseas Finance Cayman VI Ltd.	5.950%	5/8/24	200	223
2 China Resources Gas Group Ltd.	4.500%	4/5/22	400	416
China Resources Land Ltd.	4.375%	2/27/19	950	962
China Resources Land Ltd.	6.000%	2/27/24	400	446
China Shenhua Overseas Capital Co. Ltd.	3.125%	1/20/20	850	848
China Shenhua Overseas Capital Co. Ltd.	3.875%	1/20/25	600	605
China Shipping Overseas Finance 2013 Ltd.	4.250%	1/28/19	250	252
Chinalco Capital Holdings Ltd.	4.000%	8/25/21	1,300	1,287
CITIC Ltd.	6.375%	4/10/20	1,000	1,062
CITIC Ltd.	6.625%	4/15/21	200	219
CITIC Ltd.	2.800%	12/14/21	300	292
CITIC Ltd.	3.125%	2/28/22	200	196
CITIC Ltd.	6.800%	1/17/23	1,700	1,931
CITIC Ltd.	3.700%	6/14/26	500	485
CITIC Ltd.	3.875%	2/28/27	750	732
1 CITIC Ltd.	8.625%	5/29/49	900	935
CITIC Securities Finance MTN Co. Ltd.	3.500%	10/30/19	1,450	1,452
CNAC HK Finbridge Co. Ltd.	3.500%	7/19/22	1,700	1,669
CNAC HK Finbridge Co. Ltd.	4.125%	7/19/27	1,000	975
2 CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	315
CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	2,520	2,636
2 CNOOC Finance 2011 Ltd.	4.250%	1/26/21	1,888	1,950
2 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	200	244
2 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,200	1,223
2 CNOOC Finance 2012 Ltd.	5.000%	5/2/42	200	223
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,050	1,028
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	800	815
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,650	1,638
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,300	1,282
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	2,160	2,233
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	900	992
2 CNPC General Capital Ltd.	2.750%	5/14/19	200	200
CNPC General Capital Ltd.	2.750%	5/14/19	450	449
CNPC General Capital Ltd.	2.700%	11/25/19	1,000	996
2 CNPC General Capital Ltd.	3.950%	4/19/22	700	719
CNPC General Capital Ltd.	3.400%	4/16/23	250	249
2 CNPC HK Overseas Capital Ltd.	4.500%	4/28/21	1,225	1,279
2 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	400	503
1 CNRC Capitale Ltd.	3.900%	12/31/49	1,500	1,474
COSCO Finance 2011 Ltd.	4.000%	12/3/22	1,050	1,068
2 COSL Finance BVI Ltd.	3.250%	9/6/22	550	541
COSL Singapore Capital Ltd.	3.500%	7/30/20	1,200	1,203
COSL Singapore Capital Ltd.	4.500%	7/30/25	500	512
1 CRCC Yupeng Ltd.	3.950%	2/28/49	300	301
CRCC Yuxiang Ltd.	3.500%	5/16/23	950	951
1 Dianjian Haixing Ltd.	4.050%	10/29/49	200	201
Export-Import Bank of China	2.500%	7/31/19	1,960	1,952
2 Export-Import Bank of China	2.500%	7/31/19	200	199
Export-Import Bank of China	2.000%	4/26/21	300	290
Export-Import Bank of China	2.625%	3/14/22	2,200	2,147
Export-Import Bank of China	3.625%	7/31/24	500	507
Export-Import Bank of China	2.875%	4/26/26	1,850	1,755
Export-Import Bank of China	3.375%	3/14/27	500	485
Franshion Brilliant Ltd.	5.750%	3/19/19	600	615
Franshion Brilliant Ltd.	5.750%	12/31/49	500	507
2 Franshion Development Ltd.	6.750%	4/15/21	500	543

Huarong Finance 2017 Co. Ltd.	3.375%	1/24/20	300	299
5 Huarong Finance 2017 Co. Ltd.	3.610%	4/27/22	1,200	1,231
Huarong Finance 2017 Co. Ltd.	3.750%	4/27/22	700	697
Huarong Finance 2017 Co. Ltd.	4.750%	4/27/27	2,050	2,050
Huarong Finance Co. Ltd.	4.000%	7/17/19	1,550	1,558
Huarong Finance II Co. Ltd.	2.875%	11/19/18	1,600	1,595
Huarong Finance II Co. Ltd.	2.875%	11/22/19	1,500	1,481
Huarong Finance II Co. Ltd.	4.500%	1/16/20	1,450	1,474
Huarong Finance II Co. Ltd.	3.750%	11/19/20	550	551
Huarong Finance II Co. Ltd.	3.250%	6/3/21	1,250	1,234
Huarong Finance II Co. Ltd.	3.625%	11/22/21	1,400	1,395
Huarong Finance II Co. Ltd.	5.500%	1/16/25	1,600	1,695
Huarong Finance II Co. Ltd.	5.000%	11/19/25	600	618
Huarong Finance II Co. Ltd.	4.625%	6/3/26	1,250	1,245
Huarong Finance II Co. Ltd.	4.875%	11/22/26	1,200	1,214
1 Huarong Finance II Co. Ltd.	2.875%	12/31/49	1,200	1,143
2 ICBCIL Finance Co. Ltd.	2.375%	5/19/19	700	693
ICBCIL Finance Co. Ltd.	2.125%	9/29/19	800	785
ICBCIL Finance Co. Ltd.	3.250%	3/17/20	800	798
ICBCIL Finance Co. Ltd.	3.000%	4/5/20	500	496
ICBCIL Finance Co. Ltd.	3.200%	11/10/20	700	696
2 ICBCIL Finance Co. Ltd.	2.750%	5/19/21	600	586
ICBCIL Finance Co. Ltd.	2.750%	5/19/21	1,250	1,220
ICBCIL Finance Co. Ltd.	2.500%	9/29/21	1,000	963
Industrial & Commercial Bank of China Asia Ltd.	5.125%	11/30/20	950	994
Industrial & Commercial Bank of China Ltd.	2.000%	5/10/19	1,825	1,804
Industrial & Commercial Bank of China Ltd.	1.875%	8/11/19	200	197
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,300	1,304
5 Industrial & Commercial Bank of China Ltd.	2.511%	4/24/20	1,950	1,950
Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	1,300	1,289
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	1,700	1,668
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	350	340
5 Industrial & Commercial Bank of China Ltd.	2.691%	4/24/22	1,400	1,404
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	245
Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	2,750	2,855
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	243
Inventive Global Investments Ltd.	2.375%	12/7/19	1,200	1,185
King Power Capital Ltd.	5.625%	11/3/24	500	548
Kunlun Energy Co. Ltd.	2.875%	5/13/20	600	596
Kunlun Energy Co. Ltd.	3.750%	5/13/25	350	351
Minmetals Bounteous Finance BVI Ltd.	3.500%	7/30/20	300	301
Minmetals Bounteous Finance BVI Ltd.	4.750%	7/30/25	600	624
Minmetals Bounteous Finance BVI Ltd.	4.200%	7/27/26	850	851
Nexen Energy ULC	7.875%	3/15/32	475	666
Nexen Energy ULC	5.875%	3/10/35	808	967
Nexen Energy ULC	6.400%	5/15/37	920	1,169
Nexen Energy ULC	7.500%	7/30/39	775	1,117
Prosperous Ray Ltd.	4.625%	11/12/23	550	578
Rongshi International Finance Ltd.	2.875%	5/4/22	500	489
Rongshi International Finance Ltd.	3.625%	5/4/27	500	489
Shanghai Electric Group Global Investment Ltd.	3.000%	8/14/19	300	299
Shanghai Electric Power Finance Ltd.	3.625%	8/11/20	1,100	1,101
Sino-Ocean Land Treasure Finance I Ltd.	4.625%	7/30/19	1,300	1,317
Sino-Ocean Land Treasure Finance I Ltd.	6.000%	7/30/24	350	380
Sino-Ocean Land Treasure Finance II Ltd.	4.450%	2/4/20	600	607

	Sino-Ocean Land Treasure Finance II Ltd.	5.950%	2/4/27	250	273
1,2 Sinochem Global Capital Co. Ltd.		5.000%	12/29/49	200	202
	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	900	903
2	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	200	201
2	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	1,375	1,421
2	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	450	575
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	1,200	1,177
2	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	400	393
	Sinopec Capital 2013 Ltd.	4.250%	4/24/43	200	201
2	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	1,619	1,654
	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	707	722
2	Sinopec Group Overseas Development 2012
	Ltd.	4.875%	5/17/42	975	1,067
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	1,825	1,906
	Sinopec Group Overseas Development 2013
	Ltd.	5.375%	10/17/43	200	235
	Sinopec Group Overseas Development 2014
	Ltd.	2.750%	4/10/19	700	699
2	Sinopec Group Overseas Development 2014
	Ltd.	2.750%	4/10/19	400	399
	Sinopec Group Overseas Development 2014
	Ltd.	4.375%	4/10/24	2,000	2,081
	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	4,900	4,848
	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	1,900	1,848
	Sinopec Group Overseas Development 2015
	Ltd.	4.100%	4/28/45	800	783
	Sinopec Group Overseas Development 2016
	Ltd.	2.125%	5/3/19	710	704
	Sinopec Group Overseas Development 2016
	Ltd.	2.750%	5/3/21	400	396
	Sinopec Group Overseas Development 2016
	Ltd.	2.000%	9/29/21	700	673
	Sinopec Group Overseas Development 2016
	Ltd.	3.500%	5/3/26	1,000	983
	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	700	691
2	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	700	691
2	Sinopec Group Overseas Development 2017
	Ltd.	3.625%	4/12/27	800	787
	Sinopec Group Overseas Development 2017
	Ltd.	3.625%	4/12/27	600	590
2	Sinopec Group Overseas Development 2017
	Ltd.	3.250%	9/13/27	1,000	954
2	Sinopec Group Overseas Development 2017
	Ltd.	4.000%	9/13/47	200	192
	Skysea International Capital Management	4.875%	12/7/21	1,900	2,011
	State Elite Global Ltd.	3.125%	1/20/20	1,000	999
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,410	1,390
2	State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/43	200	211
	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,670	1,670
2	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,000	1,000

State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	2,070	2,141
2 State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	200	207
State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	400	455
2 State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	350	396
2 State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	600	588
State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	400	392
State Grid Overseas Investment 2016 Ltd.	2.875%	5/18/26	700	662
State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	500	491
2 State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	1,200	1,181
2 State Grid Overseas Investment 2016 Ltd.	4.000%	5/4/47	700	699
Three Gorges Finance I Cayman Islands Ltd.	2.300%	6/2/21	400	391
Three Gorges Finance I Cayman Islands Ltd.	3.700%	6/10/25	900	905
Three Gorges Finance I Cayman Islands Ltd.	3.150%	6/2/26	1,800	1,723
				207,797
Total China (Cost $211,542)				210,150
Colombia (2.6%)
Sovereign Bonds (2.6%)
Ecopetrol SA	7.625%	7/23/19	725	775
Ecopetrol SA	5.875%	9/18/23	1,635	1,790
Ecopetrol SA	4.125%	1/16/25	1,150	1,147
Ecopetrol SA	5.375%	6/26/26	1,970	2,110
Ecopetrol SA	7.375%	9/18/43	1,150	1,423
Ecopetrol SA	5.875%	5/28/45	1,450	1,526
Empresas Publicas de Medellin ESP	7.625%	7/29/19	300	320
Oleoducto Central SA	4.000%	5/7/21	400	407
Republic of Colombia	7.375%	3/18/19	1,635	1,725
Republic of Colombia	11.750%	2/25/20	1,190	1,407
Republic of Colombia	4.375%	7/12/21	2,534	2,661
1 Republic of Colombia	2.625%	3/15/23	1,610	1,563
Republic of Colombia	4.000%	2/26/24	1,595	1,638
Republic of Colombia	8.125%	5/21/24	540	680
1 Republic of Colombia	4.500%	1/28/26	2,100	2,225
1 Republic of Colombia	3.875%	4/25/27	2,150	2,171
Republic of Colombia	7.375%	9/18/37	750	1,002
Republic of Colombia	6.125%	1/18/41	1,907	2,297
1 Republic of Colombia	5.625%	2/26/44	1,984	2,267
1 Republic of Colombia	5.000%	6/15/45	4,900	5,174
Transportadora de Gas Internacional SA ESP	5.700%	3/20/22	600	614
Total Colombia (Cost $33,203)				34,922
Costa Rica (0.5%)
Sovereign Bonds (0.5%)
2 Banco Nacional de Costa Rica	5.875%	4/25/21	1,000	1,033
Banco Nacional de Costa Rica	6.250%	11/1/23	200	209
Instituto Costarricense de Electricidad	6.950%	11/10/21	475	509
Instituto Costarricense de Electricidad	6.375%	5/15/43	200	181
Republic of Costa Rica	4.250%	1/26/23	1,132	1,100
Republic of Costa Rica	5.625%	4/30/43	600	543
Republic of Costa Rica	7.000%	4/4/44	1,000	1,051
Republic of Costa Rica	7.158%	3/12/45	1,200	1,279
Total Costa Rica (Cost $5,678)				5,905
Cote d'Ivoire (0.4%)
Sovereign Bonds (0.4%)
1 Republic of Cote d'Ivoire	6.375%	3/3/28	1,300	1,379
1 Republic of Cote d'Ivoire	5.750%	12/31/32	1,346	1,334

1,2 Republic of Cote d'Ivoire		5.750%	12/31/32	1,418	1,405
1	Republic of Cote d'Ivoire	6.125%	6/15/33	800	819
Total Cote d'Ivoire (Cost $4,723)					4,937
Croatia (0.7%)
Sovereign Bonds (0.7%)
	Hrvatska Elektroprivreda	5.875%	10/23/22	500	549
	Republic of Croatia	6.750%	11/5/19	1,122	1,194
	Republic of Croatia	6.625%	7/14/20	1,794	1,939
	Republic of Croatia	6.375%	3/24/21	2,500	2,728
	Republic of Croatia	5.500%	4/4/23	1,000	1,090
	Republic of Croatia	6.000%	1/26/24	1,435	1,617
Total Croatia (Cost $8,790)					9,117
Dominican Republic (0.9%)
Sovereign Bonds (0.9%)
1	Dominican Republic	7.500%	5/6/21	1,602	1,737
	Dominican Republic	6.600%	1/28/24	975	1,083
1	Dominican Republic	5.875%	4/18/24	750	803
	Dominican Republic	5.500%	1/27/25	1,860	1,945
	Dominican Republic	6.875%	1/29/26	2,345	2,657
	Dominican Republic	5.950%	1/25/27	100	107
	Dominican Republic	7.450%	4/30/44	350	415
2	Dominican Republic	6.850%	1/27/45	1,170	1,305
1	Dominican Republic	6.850%	1/27/45	1,619	1,807
Total Dominican Republic (Cost $11,312)					11,859
Ecuador (1.1%)
Sovereign Bonds (1.1%)
	Republic of Ecuador	10.750%	3/28/22	1,500	1,739
	Republic of Ecuador	7.950%	6/20/24	1,950	2,060
	Republic of Ecuador	9.650%	12/13/26	1,250	1,423
2	Republic of Ecuador	9.625%	6/2/27	770	872
	Republic of Ecuador	9.625%	6/2/27	200	227
2	Republic of Ecuador	7.875%	1/23/28	7,100	7,198
	Republic of Ecuador	10.500%	3/24/20	1,500	1,644
Total Ecuador (Cost $14,214)					15,163
Egypt (0.9%)
Sovereign Bonds (0.9%)
	Arab Republic of Egypt	5.750%	4/29/20	912	954
	Arab Republic of Egypt	6.125%	1/31/22	2,700	2,858
	Arab Republic of Egypt	5.875%	6/11/25	3,175	3,271
	Arab Republic of Egypt	7.500%	1/31/27	1,700	1,899
	Arab Republic of Egypt	6.875%	4/30/40	300	306
	Arab Republic of Egypt	8.500%	1/31/47	2,700	3,091
Total Egypt (Cost $11,628)					12,379
El Salvador (0.5%)
Sovereign Bonds (0.5%)
	Republic of El Salvador	7.375%	12/1/19	1,045	1,094
	Republic of El Salvador	7.750%	1/24/23	1,035	1,136
	Republic of El Salvador	5.875%	1/30/25	300	302
2	Republic of El Salvador	6.375%	1/18/27	300	307
	Republic of El Salvador	6.375%	1/18/27	500	511
2	Republic of El Salvador	8.625%	2/28/29	150	175
	Republic of El Salvador	8.250%	4/10/32	604	702
	Republic of El Salvador	7.650%	6/15/35	1,190	1,308

	Republic of El Salvador	7.625%	2/1/41	568	623
Total El Salvador (Cost $5,635)					6,158
Ethiopia (0.1%)
Sovereign Bonds (0.1%)
	Federal Democratic Republic of Ethiopia	6.625%	12/11/24	1,150	1,213
Total Ethiopia (Cost $1,117)					1,213
Gabon (0.2%)
Sovereign Bonds (0.2%)
1	Gabonese Republic	6.375%	12/12/24	1,586	1,602
1,2 Gabonese Republic		6.375%	12/12/24	400	404
	Gabonese Republic	6.950%	6/16/25	200	207
Total Gabon (Cost $2,160)					2,213
Georgia (0.1%)
Sovereign Bonds (0.1%)
	Georgian Railway JSC	7.750%	7/11/22	900	1,007
	Republic of Georgia	6.875%	4/12/21	400	439
Total Georgia (Cost $1,396)					1,446
Ghana (0.3%)
Sovereign Bonds (0.3%)
1	Republic of Ghana	9.250%	9/15/22	500	565
2	Republic of Ghana	7.875%	8/7/23	400	435
	Republic of Ghana	7.875%	8/7/23	400	434
1	Republic of Ghana	8.125%	1/18/26	950	1,046
1,2 Republic of Ghana		8.125%	1/18/26	300	331
1	Republic of Ghana	10.750%	10/14/30	1,000	1,357
Total Ghana (Cost $3,493)					4,168
Guatemala (0.2%)
Sovereign Bonds (0.2%)
	Republic of Guatemala	5.750%	6/6/22	700	747
	Republic of Guatemala	4.500%	5/3/26	1,300	1,310
	Republic of Guatemala	4.875%	2/13/28	600	616
Total Guatemala (Cost $2,631)					2,673
Honduras (0.1%)
Sovereign Bonds (0.1%)
	Republic of Honduras	8.750%	12/16/20	700	789
1	Republic of Honduras	7.500%	3/15/24	200	225
	Republic of Honduras	6.250%	1/19/27	800	860
Total Honduras (Cost $1,733)					1,874
Hungary (1.1%)
Sovereign Bonds (1.1%)
2,6 MFB Magyar Fejlesztesi Bank Zrt		6.250%	10/21/20	1,100	1,189
	MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	200	216
	Republic of Hungary	4.000%	3/25/19	600	610
	Republic of Hungary	6.250%	1/29/20	1,765	1,884
	Republic of Hungary	6.375%	3/29/21	3,197	3,521
	Republic of Hungary	5.375%	2/21/23	1,812	1,996
	Republic of Hungary	5.750%	11/22/23	1,670	1,889
	Republic of Hungary	5.375%	3/25/24	1,125	1,253
	Republic of Hungary	7.625%	3/29/41	1,350	2,058

Total Hungary (Cost $14,169)				14,616
India (1.6%)
Sovereign Bonds (1.6%)
Bank of Baroda	4.875%	7/23/19	975	999
Bank of India	3.125%	5/6/20	400	396
Bank of India	6.250%	2/16/21	900	962
Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	400	418
Bharat Petroleum Corp. Ltd.	4.000%	5/8/25	400	401
BPRL International Singapore Pte Ltd.	4.375%	1/18/27	550	558
Export-Import Bank of India	3.875%	10/2/19	500	507
Export-Import Bank of India	2.750%	4/1/20	600	596
Export-Import Bank of India	2.750%	8/12/20	200	198
Export-Import Bank of India	3.125%	7/20/21	700	698
Export-Import Bank of India	4.000%	1/14/23	600	614
Export-Import Bank of India	3.375%	8/5/26	1,900	1,827
2 Export-Import Bank of India	3.875%	2/1/28	1,200	1,192
Indian Oil Corp. Ltd.	5.625%	8/2/21	500	538
Indian Oil Corp. Ltd.	5.750%	8/1/23	400	439
Indian Railway Finance Corp. Ltd.	3.917%	2/26/19	600	606
NTPC Ltd.	5.625%	7/14/21	400	430
NTPC Ltd.	4.750%	10/3/22	450	474
NTPC Ltd.	4.375%	11/26/24	400	415
NTPC Ltd.	4.250%	2/26/26	450	456
Oil India International Pte Ltd.	4.000%	4/21/27	500	493
Oil India Ltd.	3.875%	4/17/19	600	606
Oil India Ltd.	5.375%	4/17/24	450	490
ONGC Videsh Ltd.	3.250%	7/15/19	900	902
ONGC Videsh Ltd.	3.750%	5/7/23	700	702
ONGC Videsh Ltd.	4.625%	7/15/24	900	944
Power Grid Corp. of India Ltd.	3.875%	1/17/23	600	609
State Bank of India	3.622%	4/17/19	1,300	1,310
5 State Bank of India	2.654%	4/6/20	1,150	1,153
State Bank of India	3.250%	1/24/22	700	695
2 State Bank of India	4.875%	4/17/24	400	426
Total India (Cost $21,026)				21,054
Indonesia (5.6%)
Sovereign Bonds (5.6%)
Majapahit Holding BV	8.000%	8/7/19	350	376
Majapahit Holding BV	7.750%	1/20/20	2,625	2,851
Majapahit Holding BV	7.875%	6/29/37	400	535
2 Pelabuhan Indonesia II PT	4.250%	5/5/25	300	303
Pelabuhan Indonesia II PT	4.250%	5/5/25	1,150	1,161
Pelabuhan Indonesia II PT	5.375%	5/5/45	500	519
2 Pelabuhan Indonesia III PT	4.875%	10/1/24	200	211
Pertamina Persero PT	5.250%	5/23/21	650	692
Pertamina Persero PT	4.875%	5/3/22	1,950	2,058
Pertamina Persero PT	4.300%	5/20/23	1,100	1,139
2 Pertamina Persero PT	4.300%	5/20/23	430	447
Pertamina Persero PT	6.500%	5/27/41	200	239
Pertamina Persero PT	6.000%	5/3/42	1,450	1,638
2 Pertamina Persero PT	6.000%	5/3/42	750	848
Pertamina Persero PT	5.625%	5/20/43	1,425	1,536
2 Pertamina Persero PT	5.625%	5/20/43	200	217
Pertamina Persero PT	6.450%	5/30/44	1,300	1,554
Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	800	856

2 Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	400	428
Perusahaan Listrik Negara PT	5.500%	11/22/21	800	860
2 Perusahaan Listrik Negara PT	4.125%	5/15/27	1,450	1,443
Perusahaan Listrik Negara PT	5.250%	10/24/42	500	512
2 Perusahaan Listrik Negara PT	5.250%	10/24/42	300	307
2 Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	200	207
Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	600	622
Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	1,178	1,180
2 Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	600	624
Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	2,250	2,340
7 Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	1,200	1,238
Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	1,250	1,309
7 Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	1,500	1,528
Republic of Indonesia	11.625%	3/4/19	2,356	2,583
2 Republic of Indonesia	5.875%	3/13/20	350	372
Republic of Indonesia	5.875%	3/13/20	1,010	1,074
Republic of Indonesia	4.875%	5/5/21	4,200	4,443
Republic of Indonesia	3.700%	1/8/22	1,500	1,533
Republic of Indonesia	3.375%	4/15/23	1,900	1,905
Republic of Indonesia	5.375%	10/17/23	1,109	1,220
Republic of Indonesia	5.875%	1/15/24	1,800	2,031
2 Republic of Indonesia	4.125%	1/15/25	200	206
Republic of Indonesia	4.125%	1/15/25	1,575	1,623
Republic of Indonesia	4.750%	1/8/26	2,400	2,572
Republic of Indonesia	4.350%	1/8/27	1,100	1,151
Republic of Indonesia	3.850%	7/18/27	500	507
2 Republic of Indonesia	3.850%	7/18/27	1,000	1,016
Republic of Indonesia	8.500%	10/12/35	1,840	2,708
Republic of Indonesia	6.625%	2/17/37	2,637	3,312
Republic of Indonesia	7.750%	1/17/38	1,863	2,616
Republic of Indonesia	5.250%	1/17/42	1,750	1,923
Republic of Indonesia	4.625%	4/15/43	2,175	2,216
Republic of Indonesia	6.750%	1/15/44	1,850	2,445
2 Republic of Indonesia	6.750%	1/15/44	100	132
Republic of Indonesia	5.125%	1/15/45	3,619	3,939
Republic of Indonesia	5.950%	1/8/46	200	242
Republic of Indonesia	5.250%	1/8/47	1,800	1,996
Republic of Indonesia	4.750%	7/18/47	600	624
Total Indonesia (Cost $70,891)				74,167
Iraq (0.3%)
Sovereign Bonds (0.3%)
2 Republic of Iraq	6.752%	3/9/23	1,250	1,300
Republic of Iraq	6.752%	3/9/23	950	987
1 Republic of Iraq	5.800%	1/15/28	1,445	1,429
Total Iraq (Cost $3,481)				3,716
Jamaica (0.4%)
Sovereign Bonds (0.4%)
1 Jamaica	7.625%	7/9/25	450	533
Jamaica	6.750%	4/28/28	2,050	2,347
1 Jamaica	8.000%	3/15/39	1,248	1,548
Jamaica	7.875%	7/28/45	950	1,180

Total Jamaica (Cost $5,021)				5,608
Jordan (0.2%)
Sovereign Bonds (0.2%)
Hashemite Kingdom of Jordan	6.125%	1/29/26	850	884
Hashemite Kingdom of Jordan	5.750%	1/31/27	1,200	1,208
2 Hashemite Kingdom of Jordan	7.375%	10/10/47	1,000	1,076
Total Jordan (Cost $3,109)				3,168
Kazakhstan (1.3%)
Sovereign Bonds (1.3%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	2,050	2,082
KazAgro National Management Holding JSC	4.625%	5/24/23	850	865
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	1,000	1,186
KazMunayGas National Co. JSC	7.000%	5/5/20	1,920	2,061
KazMunayGas National Co. JSC	6.375%	4/9/21	1,399	1,514
2 KazMunayGas National Co. JSC	4.750%	4/19/27	400	417
KazMunayGas National Co. JSC	5.750%	4/30/43	350	378
KazMunayGas National Co. JSC	5.750%	4/19/47	1,900	2,029
2 KazMunayGas National Co. JSC	5.750%	4/19/47	200	213
Republic of Kazakhstan	3.875%	10/14/24	1,700	1,762
Republic of Kazakhstan	5.125%	7/21/25	2,100	2,329
2 Republic of Kazakhstan	4.875%	10/14/44	400	425
Republic of Kazakhstan	4.875%	10/14/44	1,100	1,167
Republic of Kazakhstan	6.500%	7/21/45	1,000	1,270
Total Kazakhstan (Cost $16,241)				17,698
Kenya (0.2%)
Sovereign Bonds (0.2%)
2 Republic of Kenya	5.875%	6/24/19	200	206
Republic of Kenya	5.875%	6/24/19	300	308
Republic of Kenya	6.875%	6/24/24	1,925	2,027
2 Republic of Kenya	6.875%	6/24/24	200	211
Total Kenya (Cost $2,613)				2,752
Kuwait (0.7%)
Sovereign Bonds (0.7%)
Equate Petrochemical BV	3.000%	3/3/22	900	883
Equate Petrochemical BV	4.250%	11/3/26	1,150	1,164
State of Kuwait	2.750%	3/20/22	3,125	3,081
State of Kuwait	3.500%	3/20/27	4,300	4,278
2 State of Kuwait	3.500%	3/20/27	200	199
Total Kuwait (Cost $9,641)				9,605
Lebanon (1.6%)
Sovereign Bonds (1.6%)
Republic of Lebanon	5.500%	4/23/19	50	50
Republic of Lebanon	6.000%	5/20/19	450	452
Republic of Lebanon	5.450%	11/28/19	925	921
Republic of Lebanon	6.375%	3/9/20	2,141	2,163
Republic of Lebanon	5.800%	4/14/20	1,100	1,097
Republic of Lebanon	8.250%	4/12/21	1,728	1,842
Republic of Lebanon	6.100%	10/4/22	2,214	2,211
Republic of Lebanon	6.000%	1/27/23	1,385	1,370
Republic of Lebanon	6.650%	4/22/24	1,791	1,790
Republic of Lebanon	6.200%	2/26/25	300	291
Republic of Lebanon	6.250%	6/12/25	400	388
Republic of Lebanon	6.600%	11/27/26	1,975	1,938

Republic of Lebanon	6.750%	11/29/27	961	940
Republic of Lebanon	6.650%	11/3/28	850	814
Republic of Lebanon	6.850%	5/25/29	800	773
Republic of Lebanon	6.650%	2/26/30	1,050	993
Republic of Lebanon	7.000%	3/23/32	400	383
Republic of Lebanon	7.050%	11/2/35	500	479
Republic of Lebanon	7.250%	3/23/37	2,250	2,173
Total Lebanon (Cost $21,391)				21,068
Malaysia (1.6%)
Sovereign Bonds (1.6%)
1MDB Global Investments Ltd.	4.400%	3/9/23	2,700	2,623
Axiata SPV2 Bhd.	3.466%	11/19/20	350	353
Axiata SPV2 Bhd.	4.357%	3/24/26	1,350	1,391
Cagamas Global plc	2.745%	12/10/19	500	498
Danga Capital Bhd.	3.035%	3/1/21	400	397
1 Malayan Banking Bhd.	3.905%	10/29/26	700	710
Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	900	889
Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	550	580
Malaysia Sukuk Global Bhd.	3.179%	4/27/26	1,100	1,087
Malaysia Sukuk Global Bhd.	4.080%	4/27/46	450	462
Petroliam Nasional Bhd.	7.625%	10/15/26	185	240
Petronas Capital Ltd.	5.250%	8/12/19	1,037	1,076
2 Petronas Capital Ltd.	5.250%	8/12/19	1,323	1,372
Petronas Capital Ltd.	3.125%	3/18/22	400	400
2 Petronas Capital Ltd.	7.875%	5/22/22	1,050	1,250
Petronas Capital Ltd.	3.500%	3/18/25	2,550	2,571
Petronas Capital Ltd.	4.500%	3/18/45	1,250	1,366
Petronas Global Sukuk Ltd.	2.707%	3/18/20	1,950	1,943
SSG Resources Ltd.	4.250%	10/4/22	700	716
2 Wakala Global Sukuk Bhd.	4.646%	7/6/21	750	794
Total Malaysia (Cost $20,460)				20,718
Mexico (8.0%)
Sovereign Bonds (8.0%)
Banco Nacional de Comercio Exterior SNC	4.375%	10/14/25	900	930
Comision Federal de Electricidad	4.875%	5/26/21	1,450	1,514
2 Comision Federal de Electricidad	4.875%	1/15/24	700	737
Comision Federal de Electricidad	4.875%	1/15/24	600	631
2 Comision Federal de Electricidad	4.750%	2/23/27	1,000	1,035
Comision Federal de Electricidad	5.750%	2/14/42	700	735
2 Comision Federal de Electricidad	6.125%	6/16/45	200	220
2 Mexico City Airport Trust	4.250%	10/31/26	1,500	1,516
Mexico City Airport Trust	5.500%	10/31/46	200	193
2 Mexico City Airport Trust	5.500%	7/31/47	1,000	965
Mexico City Airport Trust	5.500%	7/31/47	2,900	2,792
Petroleos Mexicanos	5.500%	2/4/19	500	513
Petroleos Mexicanos	8.000%	5/3/19	900	958
Petroleos Mexicanos	6.000%	3/5/20	1,600	1,691
Petroleos Mexicanos	3.500%	7/23/20	1,500	1,511
Petroleos Mexicanos	5.500%	1/21/21	2,739	2,901
Petroleos Mexicanos	6.375%	2/4/21	2,470	2,677
Petroleos Mexicanos	4.875%	1/24/22	1,575	1,637
2 Petroleos Mexicanos	5.375%	3/13/22	375	398
Petroleos Mexicanos	3.500%	1/30/23	1,540	1,506
Petroleos Mexicanos	4.625%	9/21/23	2,843	2,908
Petroleos Mexicanos	4.875%	1/18/24	1,469	1,519

	Petroleos Mexicanos	4.250%	1/15/25	1,460	1,445
	Petroleos Mexicanos	4.500%	1/23/26	1,450	1,438
	Petroleos Mexicanos	6.875%	8/4/26	4,030	4,563
2	Petroleos Mexicanos	6.500%	3/13/27	1,900	2,079
2	Petroleos Mexicanos	6.500%	3/13/27	2,925	3,200
	Petroleos Mexicanos	6.500%	3/13/27	360	394
	Petroleos Mexicanos	6.625%	6/15/35	2,697	2,869
	Petroleos Mexicanos	6.500%	6/2/41	2,920	2,999
	Petroleos Mexicanos	5.500%	6/27/44	3,211	2,950
	Petroleos Mexicanos	6.375%	1/23/45	1,060	1,064
	Petroleos Mexicanos	5.625%	1/23/46	3,247	2,986
	Petroleos Mexicanos	6.750%	9/21/47	4,034	4,234
2	Petroleos Mexicanos	6.750%	9/21/47	2,425	2,545
1	Poinsettia Finance Ltd.	6.625%	6/17/31	500	506
	United Mexican States	8.125%	12/30/19	850	951
	United Mexican States	3.500%	1/21/21	200	205
	United Mexican States	3.625%	3/15/22	3,617	3,714
	United Mexican States	4.000%	10/2/23	3,891	4,027
	United Mexican States	3.600%	1/30/25	3,999	4,001
	United Mexican States	4.125%	1/21/26	3,000	3,089
	United Mexican States	4.150%	3/28/27	2,800	2,866
	United Mexican States	3.750%	1/11/28	1,400	1,375
	United Mexican States	7.500%	4/8/33	985	1,320
	United Mexican States	6.750%	9/27/34	1,249	1,599
	United Mexican States	6.050%	1/11/40	3,729	4,326
	United Mexican States	4.750%	3/8/44	3,450	3,452
	United Mexican States	5.550%	1/21/45	2,988	3,352
	United Mexican States	4.600%	1/23/46	2,930	2,869
	United Mexican States	4.350%	1/15/47	2,000	1,894
	United Mexican States	4.600%	2/10/48	200	196
	United Mexican States	5.750%	10/12/10	3,850	4,027
Total Mexico (Cost $104,391)					106,022
Mongolia (0.3%)
Sovereign Bonds (0.3%)
	Mongolia	5.125%	12/5/22	1,850	1,856
2	Mongolia	5.625%	5/1/23	1,000	1,020
8	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	400	438
2,8 Trade & Development Bank of Mongolia LLC		9.375%	5/19/20	200	219
Total Mongolia (Cost $3,321)					3,533
Morocco (0.5%)
Sovereign Bonds (0.5%)
	Kingdom of Morocco	4.250%	12/11/22	1,550	1,613
	Kingdom of Morocco	5.500%	12/11/42	725	820
	OCP SA	5.625%	4/25/24	1,600	1,715
2	OCP SA	4.500%	10/22/25	450	454
	OCP SA	4.500%	10/22/25	950	958
2	OCP SA	6.875%	4/25/44	200	234
	OCP SA	6.875%	4/25/44	300	351
Total Morocco (Cost $5,867)					6,145
Mozambique (0.0%)
Sovereign Bonds (0.0%)
	Republic of Mozambique	10.500%	1/18/23	644	552

Total Mozambique (Cost $554)					552
Namibia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Namibia	5.500%	11/3/21	500	528
	Republic of Namibia	5.250%	10/29/25	700	715
Total Namibia (Cost $1,228)					1,243
Nigeria (0.4%)
Sovereign Bonds (0.4%)
	Federal Republic of Nigeria	6.750%	1/28/21	250	266
	Federal Republic of Nigeria	6.375%	7/12/23	600	638
	Federal Republic of Nigeria	6.500%	11/28/27	2,700	2,798
	Federal Republic of Nigeria	7.625%	11/28/47	2,000	2,137
Total Nigeria (Cost $5,517)					5,839
Oman (1.2%)
Sovereign Bonds (1.2%)
	Lamar Funding Ltd.	3.958%	5/7/25	1,100	1,011
2	Oman Government International Bond	5.625%	1/17/28	1,800	1,814
	OmGrid Funding Ltd.	5.196%	5/16/27	500	495
2	Sultanate of Oman	3.625%	6/15/21	1,300	1,290
	Sultanate of Oman	3.625%	6/15/21	1,200	1,191
	Sultanate of Oman	4.750%	6/15/26	1,900	1,854
2	Sultanate of Oman	4.750%	6/15/26	1,800	1,757
	Sultanate of Oman	5.375%	3/8/27	2,000	2,003
	Sultanate of Oman	6.500%	3/8/47	1,915	1,912
2	Sultanate of Oman	6.750%	1/17/48	2,500	2,548
Total Oman (Cost $16,171)					15,875
Pakistan (0.5%)
Sovereign Bonds (0.5%)
	Islamic Republic of Pakistan	7.250%	4/15/19	1,300	1,346
	Islamic Republic of Pakistan	6.750%	12/3/19	600	622
	Islamic Republic of Pakistan	8.250%	4/15/24	1,350	1,495
2	Islamic Republic of Pakistan	8.250%	4/15/24	250	277
	Islamic Republic of Pakistan	8.250%	9/30/25	200	222
2	Islamic Republic of Pakistan	6.875%	12/5/27	1,800	1,814
	Third Pakistan International Sukuk Co. Ltd.	5.500%	10/13/21	500	506
Total Pakistan (Cost $6,107)					6,282
Panama (1.1%)
Sovereign Bonds (1.1%)
1,2 Aeropuerto Internacional de Tocumen SA		5.625%	5/18/36	1,000	1,085
	Republic of Panama	5.200%	1/30/20	1,423	1,492
1	Republic of Panama	3.750%	3/16/25	1,400	1,447
	Republic of Panama	7.125%	1/29/26	925	1,168
	Republic of Panama	8.875%	9/30/27	1,285	1,842
1	Republic of Panama	3.875%	3/17/28	1,000	1,036
	Republic of Panama	9.375%	4/1/29	2,100	3,139
1	Republic of Panama	6.700%	1/26/36	1,962	2,589
1	Republic of Panama	4.300%	4/29/53	600	618
Total Panama (Cost $13,919)					14,416
Paraguay (0.2%)
Sovereign Bonds (0.2%)
	Republic of Paraguay	4.625%	1/25/23	800	832
	Republic of Paraguay	4.700%	3/27/27	1,000	1,039

	Repulic of Paraguay	6.100%	8/11/44	1,150	1,318
Total Paraguay (Cost $3,010)					3,189
Peru (1.1%)
Sovereign Bonds (1.1%)
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	1,200	1,206
2	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	250	252
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	210
	Fondo MIVIVIENDA SA	3.500%	1/31/23	950	952
2	Petroleos del Peru SA	5.625%	6/19/47	1,850	1,963
	Republic of Peru	7.350%	7/21/25	300	384
	Republic of Peru	4.125%	8/25/27	1,947	2,083
	Republic of Peru	8.750%	11/21/33	1,632	2,546
1	Republic of Peru	6.550%	3/14/37	1,586	2,117
	Republic of Peru	5.625%	11/18/50	1,957	2,473
Total Peru (Cost $13,509)					14,186
Philippines (2.1%)
Sovereign Bonds (2.1%)
9	Power Sector Assets & Liabilities
	Management Corp.	7.250%	5/27/19	1,264	1,335
9	Power Sector Assets & Liabilities
	Management Corp.	7.390%	12/2/24	1,450	1,818
	Republic of the Philippines	8.375%	6/17/19	941	1,016
	Republic of the Philippines	6.500%	1/20/20	150	161
	Republic of the Philippines	4.000%	1/15/21	1,310	1,359
	Republic of the Philippines	4.200%	1/21/24	1,164	1,240
	Republic of the Philippines	10.625%	3/16/25	1,134	1,665
	Republic of the Philippines	5.500%	3/30/26	1,850	2,125
	Republic of the Philippines	9.500%	2/2/30	1,623	2,524
	Republic of the Philippines	7.750%	1/14/31	2,454	3,448
	Republic of the Philippines	6.375%	1/15/32	1,200	1,542
	Republic of the Philippines	6.375%	10/23/34	1,695	2,244
	Republic of the Philippines	5.000%	1/13/37	2,080	2,434
	Republic of the Philippines	3.950%	1/20/40	1,750	1,774
	Republic of the Philippines	3.700%	3/1/41	1,450	1,425
	Republic of the Philippines	3.700%	2/2/42	1,490	1,463
Total Philippines (Cost $27,588)					27,573
Poland (1.0%)
Sovereign Bonds (1.0%)
	Republic of Poland	6.375%	7/15/19	2,561	2,705
	Republic of Poland	5.125%	4/21/21	2,560	2,742
	Republic of Poland	5.000%	3/23/22	3,384	3,655
	Republic of Poland	3.000%	3/17/23	675	676
	Republic of Poland	4.000%	1/22/24	1,878	1,974
	Republic of Poland	3.250%	4/6/26	2,000	2,015
Total Poland (Cost $13,713)					13,767
Qatar (2.5%)
Sovereign Bonds (2.5%)
1,2 Nakilat Inc.		6.067%	12/31/33	700	800
2	Ooredoo International Finance Ltd.	7.875%	6/10/19	550	586
2	Ooredoo International Finance Ltd.	4.750%	2/16/21	500	522
2	Ooredoo International Finance Ltd.	3.250%	2/21/23	1,050	1,030
2	Ooredoo International Finance Ltd.	5.000%	10/19/25	900	963
2	Ooredoo International Finance Ltd.	3.750%	6/22/26	250	247

2	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,750	1,730
2	Qatari Diar Finance QSC	5.000%	7/21/20	2,480	2,582
	QNB Finance Ltd.	2.875%	4/29/20	1,900	1,881
2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	950	1,010
1,2 Ras Laffan Liquefied Natural Gas Co. Ltd. III		5.838%	9/30/27	1,020	1,140
1,2 Ras Laffan Liquefied Natural Gas Co. Ltd. III		6.332%	9/30/27	500	572
2	State of Qatar	6.550%	4/9/19	950	992
	State of Qatar	5.250%	1/20/20	600	625
2	State of Qatar	5.250%	1/20/20	2,007	2,092
	State of Qatar	2.375%	6/2/21	4,900	4,756
2	State of Qatar	4.500%	1/20/22	1,050	1,091
	State of Qatar	3.241%	1/18/23	475	468
	State of Qatar	3.250%	6/2/26	4,000	3,814
	State of Qatar	9.750%	6/15/30	325	496
2	State of Qatar	9.750%	6/15/30	750	1,146
	State of Qatar	6.400%	1/20/40	1,028	1,283
2	State of Qatar	6.400%	1/20/40	500	624
	State of Qatar	5.750%	1/20/42	650	759
2	State of Qatar	5.750%	1/20/42	316	369
	State of Qatar	4.625%	6/2/46	1,450	1,466
Total Qatar (Cost $33,295)					33,044
Romania (0.5%)
Sovereign Bonds (0.5%)
	Republic of Romania	6.750%	2/7/22	2,582	2,928
	Republic of Romania	4.375%	8/22/23	1,404	1,483
2	Republic of Romania	4.875%	1/22/24	100	108
	Republic of Romania	4.875%	1/22/24	470	509
	Republic of Romania	6.125%	1/22/44	820	1,039
2	Republic of Romania	6.125%	1/22/44	200	254
Total Romania (Cost $6,173)					6,321
Russia (5.1%)
Sovereign Bonds (5.1%)
	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	1,200	1,218
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	1,350	1,478
2	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	219
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	3,400	3,646
	Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	678	684
	Gazprom OAO Via Gaz Capital SA	5.999%	1/23/21	1,700	1,815
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	1,225	1,346
	Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	350	364
	Gazprom OAO Via Gaz Capital SA	4.950%	3/23/27	200	208
	Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	650	678
	Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	725	1,000
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	1,375	1,725
2	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	100	126
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	7.250%	5/3/19	200	206
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	4.960%	9/5/19	1,100	1,123
	Rosneft Finance SA	7.250%	2/2/20	200	214
	Rosneft Oil Co. Via Rosneft International
	Finance Ltd.	4.199%	3/6/22	1,727	1,730
	Russian Federation	5.000%	4/29/20	2,000	2,085
	Russian Federation	4.500%	4/4/22	1,200	1,258
2	Russian Federation	4.875%	9/16/23	450	480

	Russian Federation	4.875%	9/16/23	4,800	5,125
2	Russian Federation	4.750%	5/27/26	3,000	3,183
	Russian Federation	4.750%	5/27/26	600	637
	Russian Federation	4.250%	6/23/27	200	205
	Russian Federation	12.750%	6/24/28	1,235	2,126
1	Russian Federation	7.500%	3/31/30	6,704	7,683
	Russian Federation	5.625%	4/4/42	5,000	5,599
	Russian Federation	5.250%	6/23/47	400	421
2	Russian Federation	5.250%	6/23/47	4,600	4,836
	Russian Railways Via RZD Capital plc	5.700%	4/5/22	1,550	1,657
	Russian Railways Via RZD Capital plc	4.375%	3/1/24	600	608
	Sberbank of Russia Via SB Capital SA	5.180%	6/28/19	750	769
	Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	2,000	2,131
	Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	2,300	2,496
	Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	224	232
	SCF Capital Designated Activity Co.	5.375%	6/16/23	400	412
	Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	1,350	1,450
	Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	1,225	1,323
2	Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	200	217
	Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	1,125	1,225
	Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	1,275	1,458
	VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	550	590
	VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	1,925	2,080
Total Russia (Cost $64,268)					68,066
Saudi Arabia (3.2%)
Sovereign Bonds (3.2%)
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,500	1,455
2	Kingdom of Saudi Arabia	2.375%	10/26/21	3,900	3,783
2	Kingdom of Saudi Arabia	2.875%	3/4/23	2,400	2,346
	Kingdom of Saudi Arabia	2.875%	3/4/23	400	391
2	Kingdom of Saudi Arabia	3.250%	10/26/26	5,050	4,878
2	Kingdom of Saudi Arabia	3.625%	3/4/28	3,200	3,130
	Kingdom of Saudi Arabia	3.625%	3/4/28	1,700	1,662
	Kingdom of Saudi Arabia	4.500%	10/26/46	6,185	6,024
2	Kingdom of Saudi Arabia	4.625%	10/4/47	1,900	1,894
	Kingdom of Saudi Arabia	4.625%	10/4/47	2,650	2,638
2	KSA Sukuk Ltd.	2.894%	4/20/22	2,800	2,765
	KSA Sukuk Ltd.	2.894%	4/20/22	1,300	1,281
10	KSA Sukuk Ltd.	3.628%	4/20/27	4,300	4,264
	Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	625	649
	Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	1,050	1,057
	Saudi Electricity Global Sukuk Co. 2	5.060%	4/8/43	700	716
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	1,950	2,007
2	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	669
2	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	300	324
	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	500	538
Total Saudi Arabia (Cost $42,958)					42,471
Senegal (0.1%)
Sovereign Bonds (0.1%)
	Republic of Senegal	8.750%	5/13/21	500	568
	Republic of Senegal	6.250%	7/30/24	200	213
1	Republic of Senegal	6.250%	5/23/33	1,000	1,046

Total Senegal (Cost $1,760)					1,827
Serbia, Republic Of (0.3%)
Sovereign Bonds (0.3%)
	Republic of Serbia	4.875%	2/25/20	1,100	1,135
	Republic of Serbia	7.250%	9/28/21	1,950	2,206
Total Serbia, Republic Of (Cost $3,227)					3,341
South Africa (1.6%)
Sovereign Bonds (1.6%)
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	2,000	2,019
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	930	964
2	Eskom Holdings SOC Ltd.	7.125%	2/11/25	200	210
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	300	316
	Republic of South Africa	6.875%	5/27/19	500	524
	Republic of South Africa	5.500%	3/9/20	3,175	3,326
	Republic of South Africa	5.875%	5/30/22	1,071	1,169
	Republic of South Africa	4.665%	1/17/24	1,700	1,740
	Republic of South Africa	5.875%	9/16/25	2,800	3,052
	Republic of South Africa	4.850%	9/27/27	200	203
	Republic of South Africa	4.300%	10/12/28	2,750	2,654
	Republic of South Africa	6.250%	3/8/41	743	831
	Republic of South Africa	5.375%	7/24/44	800	798
	Republic of South Africa	5.000%	10/12/46	950	902
	Republic of South Africa	5.650%	9/27/47	1,500	1,544
2	Transnet SOC Ltd.	4.000%	7/26/22	1,025	1,021
	ZAR Sovereign Capital Fund Propriety Ltd.	3.903%	6/24/20	200	202
Total South Africa (Cost $21,291)					21,475
Sri Lanka (0.7%)
Sovereign Bonds (0.7%)
2	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	250	255
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	1,132	1,189
	Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,450	1,532
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	1,400	1,460
	Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	700	736
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	700	767
	Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	1,200	1,313
2	Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	1,050	1,105
	Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	600	631
Total Sri Lanka (Cost $8,551)					8,988
Supranational (0.3%)
Sovereign Bonds (0.3%)
2	Africa Finance Corp.	4.375%	4/29/20	750	766
2	Africa Finance Corp.	3.875%	4/13/24	500	500
	African Export-Import Bank	4.750%	7/29/19	400	409
	African Export-Import Bank	4.000%	5/24/21	900	911
	African Export-Import Bank	4.125%	6/20/24	750	755
Total Supranational (Cost $3,340)					3,341
Thailand (0.1%)
Sovereign Bonds (0.1%)
1	Krung Thai Bank PCL	5.200%	12/26/24	650	666
	PTT Public Co. Ltd.	4.500%	10/25/42	400	406

Total Thailand (Cost $1,029)				1,072
Trinidad And Tobago (0.2%)
Sovereign Bonds (0.2%)
2 Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	700	750
2 Republic of Trinidad & Tobago	4.375%	1/16/24	400	410
Republic of Trinidad & Tobago	4.500%	8/4/26	1,300	1,328
Total Trinidad And Tobago (Cost $2,437)				2,488
Tunisia (0.1%)
Sovereign Bonds (0.1%)
Banque Centrale de Tunisie SA	5.750%	1/30/25	1,500	1,485
Total Tunisia (Cost $1,444)				1,485
Turkey (4.5%)
Sovereign Bonds (4.5%)
Export Credit Bank of Turkey	5.875%	4/24/19	1,200	1,229
2 Export Credit Bank of Turkey	5.375%	2/8/21	500	510
2 Export Credit Bank of Turkey	5.000%	9/23/21	400	404
2 Export Credit Bank of Turkey	4.250%	9/18/22	500	486
Hazine Mustesarligi Varlik Kiralama AS	4.251%	6/8/21	1,250	1,258
Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	500	510
2 Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	800	789
Republic of Turkey	7.000%	3/11/19	1,180	1,227
Republic of Turkey	7.500%	11/7/19	1,216	1,300
Republic of Turkey	7.000%	6/5/20	2,430	2,606
Republic of Turkey	5.625%	3/30/21	1,901	1,991
Republic of Turkey	5.125%	3/25/22	1,925	1,992
Republic of Turkey	6.250%	9/26/22	2,354	2,542
Republic of Turkey	3.250%	3/23/23	1,801	1,702
Republic of Turkey	5.750%	3/22/24	2,550	2,690
Republic of Turkey	7.375%	2/5/25	2,200	2,522
Republic of Turkey	4.250%	4/14/26	2,750	2,595
Republic of Turkey	4.875%	10/9/26	3,300	3,217
Republic of Turkey	6.000%	3/25/27	3,850	4,047
Republic of Turkey	5.125%	2/17/28	500	492
Republic of Turkey	8.000%	2/14/34	1,840	2,236
Republic of Turkey	6.875%	3/17/36	3,198	3,518
Republic of Turkey	6.750%	5/30/40	1,660	1,803
Republic of Turkey	6.000%	1/14/41	3,380	3,372
Republic of Turkey	4.875%	4/16/43	3,719	3,184
Republic of Turkey	6.625%	2/17/45	850	899
Republic of Turkey	5.750%	5/11/47	4,550	4,311
2 TC Ziraat Bankasi AS	4.250%	7/3/19	200	200
2 TC Ziraat Bankasi AS	4.750%	4/29/21	800	795
TC Ziraat Bankasi AS	5.125%	5/3/22	900	898
2 Turkiye Halk Bankasi AS	4.750%	6/4/19	250	246
Turkiye Halk Bankasi AS	4.750%	6/4/19	400	394
Turkiye Halk Bankasi AS	3.875%	2/5/20	600	575
2 Turkiye Halk Bankasi AS	3.875%	2/5/20	200	192
Turkiye Halk Bankasi AS	4.750%	2/11/21	700	671
Turkiye Halk Bankasi AS	5.000%	7/13/21	200	192
2 Turkiye Halk Bankasi AS	5.000%	7/13/21	500	482
2 Turkiye Vakiflar Bankasi TAO	5.625%	5/30/22	500	501
Turkiye Vakiflar Bankasi TAO	6.000%	11/1/22	200	198
1 Turkiye Vakiflar Bankasi TAO	6.875%	2/3/25	200	203
1 Turkiye Vakiflar Bankasi TAO	8.000%	11/1/27	1,000	1,032

Total Turkey (Cost $60,521)					60,011
Ukraine (1.4%)
Sovereign Bonds (1.4%)
1	Oschadbank Via SSB #1 plc	9.625%	3/20/25	1,000	1,112
2	Oschadbank Via SSB #1 plc	9.625%	3/20/25	200	222
	Ukraine	7.750%	9/1/19	1,400	1,478
	Ukraine	7.750%	9/1/20	600	644
2	Ukraine	7.750%	9/1/20	378	406
2	Ukraine	7.750%	9/1/21	907	986
	Ukraine	7.750%	9/1/22	1,200	1,309
	Ukraine	7.750%	9/1/23	1,900	2,062
	Ukraine	7.750%	9/1/24	1,750	1,895
	Ukraine	7.750%	9/1/25	250	269
	Ukraine	7.750%	9/1/26	2,000	2,139
	Ukraine	7.750%	9/1/27	800	855
1,2 Ukraine		7.375%	9/25/32	2,900	2,940
1	Ukraine Government International Bond	7.375%	9/25/32	250	253
1,2 Ukraine Railways via Shortline plc		9.875%	9/15/21	200	214
1	Ukreximbank Via Biz Finance plc	9.625%	4/27/22	150	164
1	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	700	778
1,2 Ukreximbank Via Biz Finance plc		9.750%	1/22/25	200	222
Total Ukraine (Cost $16,107)					17,948
United Arab Emirates (4.9%)
Sovereign Bonds (4.9%)
2	Abu Dhabi Crude Oil Pipeline LLC	3.650%	11/2/29	800	780
1,2 Abu Dhabi Crude Oil Pipeline LLC		4.600%	11/2/47	2,050	2,061
2	Abu Dhabi National Energy Co. PJSC	6.250%	9/16/19	275	290
	Abu Dhabi National Energy Co. PJSC	3.625%	6/22/21	1,450	1,467
2	Abu Dhabi National Energy Co. PJSC	5.875%	12/13/21	200	219
	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	200	201
2	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	2,500	2,513
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	650	655
2	Abu Dhabi National Energy Co. PJSC	4.375%	6/22/26	1,000	1,025
2	Abu Dhabi National Energy Co. PJSC	6.500%	10/27/36	425	538
	ADCB Finance Cayman Ltd.	3.000%	3/4/19	1,000	1,002
	ADCB Finance Cayman Ltd.	2.625%	3/10/20	2,000	1,982
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	425	437
2	DAE Funding LLC	4.000%	8/1/20	515	515
2	DAE Funding LLC	4.500%	8/1/22	800	797
2	DAE Funding LLC	5.000%	8/1/24	1,000	994
1,2 Dolphin Energy Ltd.		5.888%	6/15/19	350	360
2	Dolphin Energy Ltd.	5.500%	12/15/21	820	883
	DP World Crescent Ltd.	3.908%	5/31/23	1,000	1,018
	DP World Ltd.	3.250%	5/18/20	1,250	1,259
2	DP World Ltd.	6.850%	7/2/37	1,240	1,558
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	200	225
2	Dubai Electricity & Water Authority	7.375%	10/21/20	1,975	2,193
2	Emirate of Abu Dhabi	6.750%	4/8/19	1,983	2,082
	Emirate of Abu Dhabi	2.125%	5/3/21	1,840	1,791
	Emirate of Abu Dhabi	2.500%	10/11/22	200	194
2	Emirate of Abu Dhabi	2.500%	10/11/22	500	486
	Emirate of Abu Dhabi	3.125%	5/3/26	2,107	2,048
2	Emirate of Abu Dhabi	3.125%	5/3/26	1,400	1,361
2	Emirate of Abu Dhabi	3.125%	10/11/27	4,250	4,079
2	Emirate of Abu Dhabi	4.125%	10/11/47	3,800	3,710

	Emirate of Dubai	7.750%	10/5/20	1,200	1,345
	Emirate of Dubai	3.875%	1/30/23	1,100	1,122
	Emirate of Dubai	5.250%	1/30/43	200	204
1,2 Emirates Airline		4.500%	2/6/25	971	982
	Emirates NBD PJSC	3.250%	11/19/19	935	941
1	Emirates NBD PJSC	4.875%	3/28/23	950	950
	Emirates Telecommunications Group Co.
	PJSC	2.375%	6/18/19	800	799
	Emirates Telecommunications Group Co.
	PJSC	3.500%	6/18/24	300	306
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	1,300	1,306
	First Abu Dhabi Bank PJSC	2.250%	2/11/20	1,475	1,458
	ICD Sukuk Co. Ltd.	3.508%	5/21/20	250	250
	ICD Sukuk Co. Ltd.	5.000%	2/1/27	1,100	1,133
	IPIC GMTN Ltd.	5.000%	11/15/20	250	264
2	IPIC GMTN Ltd.	5.000%	11/15/20	1,400	1,484
2	IPIC GMTN Ltd.	5.500%	3/1/22	1,710	1,864
2	IPIC GMTN Ltd.	6.875%	11/1/41	800	1,093
	Jafz Sukuk Ltd.	7.000%	6/19/19	400	422
2	MDC-GMTN BV	7.625%	5/6/19	500	531
2	MDC-GMTN BV	5.500%	4/20/21	450	482
2	MDC-GMTN BV	3.250%	4/28/22	200	200
	MDC-GMTN BV	3.250%	4/28/22	500	499
	MDC-GMTN BV	2.750%	5/11/23	250	242
	MDC-GMTN BV	3.000%	4/19/24	1,600	1,556
1	Medjool Ltd.	3.875%	3/19/23	208	208
	Noor Sukuk Co. Ltd.	2.788%	4/28/20	350	346
2	NOVA Chemicals Corp.	5.250%	8/1/23	900	921
2	NOVA Chemicals Corp.	4.875%	6/1/24	1,000	1,009
2	NOVA Chemicals Corp.	5.250%	6/1/27	1,400	1,395
	RAK Capital	3.094%	3/31/25	700	685
	RAKFunding Cayman Ltd.	3.250%	6/24/19	950	953
1	Ruwais Power Co. PJSC	6.000%	8/31/36	600	702
	Sharjah Sukuk Ltd.	3.764%	9/17/24	400	409
1,2 Waha Aerospace BV		3.925%	7/28/20	370	375
Total United Arab Emirates (Cost $65,463)					65,159
United States (0.2%)
U.S. Government and Agency Obligations (0.2%)
	United States Treasury Note/Bond	2.000%	1/31/20	2,435	2,428
Total United States (Cost $2,429)					2,428
Uruguay (0.9%)
Sovereign Bonds (0.9%)
1	Oriental Republic of Uruguay	8.000%	11/18/22	548	651
1	Oriental Republic of Uruguay	4.500%	8/14/24	1,589	1,707
1	Oriental Republic of Uruguay	4.375%	10/27/27	2,205	2,343
	Oriental Republic of Uruguay	7.875%	1/15/33	546	779
1	Oriental Republic of Uruguay	7.625%	3/21/36	1,226	1,746
1	Oriental Republic of Uruguay	4.125%	11/20/45	850	838
1	Oriental Republic of Uruguay	5.100%	6/18/50	3,525	3,829
Total Uruguay (Cost $10,921)					11,893
Venezuela (0.9%)
Sovereign Bonds (0.9%)
11	Bolivarian Republic of Venezuela	7.750%	10/13/19	2,656	690
11	Bolivarian Republic of Venezuela	6.000%	12/9/20	1,156	301

1,11 Bolivarian Republic of Venezuela		12.750%	8/23/22	3,355	965
11	Bolivarian Republic of Venezuela	9.000%	5/7/23	1,432	383
11	Bolivarian Republic of Venezuela	8.250%	10/13/24	2,829	752
11	Bolivarian Republic of Venezuela	7.650%	4/21/25	2,000	540
11	Bolivarian Republic of Venezuela	11.750%	10/21/26	2,227	635
11	Bolivarian Republic of Venezuela	9.250%	9/15/27	3,226	895
11	Bolivarian Republic of Venezuela	9.250%	5/7/28	640	173
1,11 Bolivarian Republic of Venezuela		11.950%	8/5/31	4,429	1,262
11	Bolivarian Republic of Venezuela	9.375%	1/13/34	1,900	506
11	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,375	371
2	Citgo Holding Inc.	10.750%	2/15/20	1,400	1,501
	CITGO Petroleum Corp.	6.250%	8/15/22	100	101
2	CITGO Petroleum Corp.	6.250%	8/15/22	535	540
1	Petroleos de Venezuela SA	8.500%	10/27/20	2,250	1,871
1	Petroleos de Venezuela SA	12.750%	2/17/22	555	129
	Petroleos de Venezuela SA	5.500%	4/12/37	1,085	258
Total Venezuela (Cost $19,187)					11,873
Vietnam (0.1%)
Sovereign Bonds (0.1%)
	Socialist Republic of Vietnam	6.750%	1/29/20	509	543
	Socialist Republic of Vietnam	4.800%	11/19/24	1,075	1,144
Total Vietnam (Cost $1,635)					1,687
Zambia (0.3%)
Sovereign Bonds (0.3%)
	Republic of Zambia	5.375%	9/20/22	725	704
2	Republic of Zambia	8.500%	4/14/24	450	494
	Republic of Zambia	8.500%	4/14/24	1,000	1,095
1	Republic of Zambia	8.970%	7/30/27	1,100	1,215
Total Zambia (Cost $3,128)					3,508
				Shares
Temporary Cash Investments (0.2%)
12	Vanguard Market Liquidity Fund
	(Cost $3,033)	1.545%		30,328	3,033
Total Temporary Cash Investments (Cost $3,033)					3,033
Total Investments (99.1%) (Cost $1,286,492)					1,311,635
Other Assets and Liabilities-Net (0.9%)13					11,514
Net Assets (100%)					1,323,149

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $216,864,000, representing 16.4% of net assets.
3 Guaranteed by the Republic of Azerbaijan.
4 Security value determined using significant unobservable inputs.
5 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
6 Guaranteed by the Republic of Hungary.
7 Guaranteed by the Republic of Indonesia.
8 Guaranteed by the Government of Mongolia.
9 Guaranteed by the Republic of the Philippines.
10 Guaranteed by the Kingdom of Saudi Arabia.
11 Non-income-producing security--security in default.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

13 Cash of $88,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
30-Year U.S. Treasury Bond	March 2018	(2)	(296)	8

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

Emerging Markets Government Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,428	—
Corporate Bonds	—	2,895	—
Sovereign Bonds	—	1,303,175	104
Temporary Cash Investments	3,033	—	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	3,038	1,308,498	104
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At January 31, 2018, the cost of investment securities for tax purposes was $1,286,570,000. Net unrealized appreciation of investment securities for tax purposes was $25,065,000, consisting of unrealized gains of $40,776,000 on securities that had risen in value since their purchase and $15,711,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Minimum Volatility Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)1
Australia (4.5%)
AGL Energy Ltd.	983,833	18,536
Wesfarmers Ltd.	367,202	12,952
Cochlear Ltd.	70,913	9,897
Sonic Healthcare Ltd.	411,694	7,891
Transurban Group	787,070	7,620
Stockland	2,204,185	7,518
ASX Ltd.	141,615	6,231
Woolworths Group Ltd.	273,950	5,950
Caltex Australia Ltd.	206,011	5,766
BHP Billiton Ltd.	148,262	3,626
Woodside Petroleum Ltd.	101,948	2,722
^ JB Hi-Fi Ltd.	112,527	2,648
AMP Ltd.	553,612	2,338
GPT Group	514,397	2,085
Amcor Ltd.	176,247	2,061
Coca-Cola Amatil Ltd.	195,045	1,317
Computershare Ltd.	97,458	1,308
Crown Resorts Ltd.	120,123	1,281
Challenger Ltd.	115,999	1,272
BWP Trust	383,701	926
Goodman Group	119,454	780
Ramsay Health Care Ltd.	12,064	665
Charter Hall Retail REIT	191,055	589
IOOF Holdings Ltd.	62,914	558
		106,537
Austria (0.1%)
voestalpine AG	31,541	2,049

Belgium (0.5%)
Colruyt SA	126,301	6,992
Elia System Operator SA	23,212	1,427
Sofina SA	6,290	1,097
Cofinimmo SA	5,474	736
Ackermans & van Haaren NV	2,298	428
		10,680
Brazil (1.6%)
Telefonica Brasil SA ADR	966,926	16,399
Ambev SA ADR	1,870,822	12,853
Ultrapar Participacoes SA ADR	283,674	7,262
TIM Participacoes SA ADR	117,950	2,479
		38,993
Canada (6.1%)
^ Dollarama Inc.	228,372	31,226
Emera Inc.	608,272	22,501
BCE Inc.	464,284	21,712
TELUS Corp.	519,828	19,572
^ Canadian Tire Corp. Ltd. Class A	81,280	11,341
Shaw Communications Inc. Class B	454,952	9,931

Intact Financial Corp.	95,668	8,021
^ Bank of Montreal	78,683	6,482
Pembina Pipeline Corp.	108,535	3,700
National Bank of Canada	60,737	3,152
TransCanada Corp.	30,225	1,392
Metro Inc.	38,536	1,290
Fortis Inc.	34,129	1,206
2 Hydro One Ltd.	53,573	967
* CGI Group Inc. Class A	15,863	908
Power Corp. of Canada	17,850	455
Cineplex Inc.	3,975	102
		143,958
Chile (0.1%)
Enel Americas SA ADR	157,624	1,857
Cia Cervecerias Unidas SA ADR	30,786	904
Banco Santander Chile ADR	20,561	700
		3,461
China (0.2%)
* SINA Corp.	24,977	2,929
* China Biologic Products Holdings Inc.	9,368	758
		3,687
Denmark (0.0%)
* William Demant Holding A/S	30,782	973

France (0.1%)
Thales SA	10,911	1,223

Germany (2.4%)
Deutsche Post AG	356,181	16,824
Wirecard AG	122,080	15,221
Merck KGaA	50,401	5,517
MTU Aero Engines AG	27,951	5,011
Fielmann AG	39,184	3,431
Henkel AG & Co. KGaA Preference Shares	24,216	3,386
RHOEN-KLINIKUM AG	44,814	1,765
Freenet AG	43,292	1,660
Beiersdorf AG	13,977	1,657
adidas AG	5,021	1,167
Rheinmetall AG	6,494	919
Aurubis AG	8,146	856
Axel Springer SE	8,828	776
		58,190
Hong Kong (3.5%)
3 China Mobile Ltd. ADR	443,347	23,347
CLP Holdings Ltd.	2,269,350	23,121
Power Assets Holdings Ltd.	1,206,000	10,718
Hang Seng Bank Ltd.	424,500	10,086
China Mengniu Dairy Co. Ltd.	1,183,000	3,856
Yuexiu REIT	5,326,000	3,526
Want Want China Holdings Ltd.	3,487,000	3,073
Chow Tai Fook Jewellery Group Ltd.	1,969,600	2,204
CK Infrastructure Holdings Ltd.	217,500	1,936
MTR Corp. Ltd.	104,500	598
		82,465

India (2.2%)
HDFC Bank Ltd. ADR	331,939	36,045
Infosys Ltd. ADR	424,978	7,654
Dr Reddy's Laboratories Ltd. ADR	160,635	5,536
ICICI Bank Ltd. ADR	195,971	2,152
2 Reliance Industries Ltd. GDR	26,708	806
		52,193
Indonesia (0.4%)
Telekomunikasi Indonesia Persero Tbk PT ADR	286,923	8,622

Israel (0.3%)
Bank Hapoalim BM	679,226	5,075
* Paz Oil Co. Ltd.	5,690	980
		6,055
Italy (0.0%)
Recordati SPA	23,219	1,057

Japan (6.6%)
Daiichi Sankyo Co. Ltd.	553,600	18,586
Takeda Pharmaceutical Co. Ltd.	205,600	12,043
Canon Inc.	286,700	11,439
Mitsubishi Tanabe Pharma Corp.	477,100	9,703
Otsuka Holdings Co. Ltd.	208,000	9,240
Kagome Co. Ltd.	230,700	8,617
Japan Tobacco Inc.	251,500	8,335
Sawai Pharmaceutical Co. Ltd.	136,000	6,192
Hitachi Kokusai Electric Inc.	176,300	5,033
Yamada Denki Co. Ltd.	843,400	5,008
Chugai Pharmaceutical Co. Ltd.	92,300	4,878
Eisai Co. Ltd.	83,700	4,763
^ Skylark Co. Ltd.	255,500	3,682
Toho Co. Ltd.	107,900	3,659
Toyo Suisan Kaisha Ltd.	86,800	3,532
NTT DOCOMO Inc.	138,800	3,449
Taisho Pharmaceutical Holdings Co. Ltd.	37,700	3,071
ABC-Mart Inc.	46,700	3,039
Sumitomo Dainippon Pharma Co. Ltd.	185,900	2,744
K's Holdings Corp.	90,200	2,520
Unicharm Corp.	93,400	2,502
COMSYS Holdings Corp.	72,500	2,028
NEC Corp.	65,000	1,965
MOS Food Services Inc.	60,500	1,838
Shimamura Co. Ltd.	12,700	1,493
Pigeon Corp.	37,600	1,470
Takashimaya Co. Ltd.	137,000	1,426
NH Foods Ltd.	58,000	1,397
Rohto Pharmaceutical Co. Ltd.	51,000	1,371
Nissin Foods Holdings Co. Ltd.	17,800	1,321
Sankyo Co. Ltd.	40,300	1,309
Hisamitsu Pharmaceutical Co. Inc.	17,100	1,172
Nisshin Seifun Group Inc.	49,400	993
Kura Corp.	15,800	959
Tsumura & Co.	27,900	940
Ryohin Keikaku Co. Ltd.	2,600	870
Kamigumi Co. Ltd.	36,000	792
* Studio Alice Co. Ltd.	28,500	734

Nichirei Corp.	26,800	719
Bic Camera Inc.	45,200	697
Earth Chemical Co. Ltd.	13,200	689
Hitachi Metals Ltd.	50,100	684
Benesse Holdings Inc.	17,500	659
UACJ Corp.	20,900	564
		158,125
Mexico (0.6%)
Fomento Economico Mexicano SAB de CV ADR	121,291	11,831
Grupo Televisa SAB ADR	92,350	1,911
		13,742
New Zealand (0.2%)
Spark New Zealand Ltd.	1,236,367	3,271
* a2 Milk Co. Ltd.	138,950	945
		4,216
Norway (0.5%)
Orkla ASA	925,762	9,634
Telenor ASA	53,574	1,252
		10,886
Russia (0.7%)
MMC Norilsk Nickel PJSC ADR	333,583	6,861
Novatek PJSC GDR	50,176	6,687
Novolipetsk Steel PJSC GDR	74,135	1,943
Severstal PJSC GDR	36,969	607
		16,098
Singapore (0.9%)
Oversea-Chinese Banking Corp. Ltd.	934,748	9,190
United Overseas Bank Ltd.	306,300	6,394
Singapore Telecommunications Ltd.	1,339,900	3,615
Singapore Airlines Ltd.	211,800	1,824
Singapore Exchange Ltd.	121,900	761
		21,784
South Korea (2.9%)
Korea Zinc Co. Ltd.	34,802	16,785
KT Corp.	510,114	14,120
SK Telecom Co. Ltd.	29,049	7,214
S-Oil Corp.	43,154	4,971
KT&G Corp.	45,107	4,498
POSCO	12,301	4,388
Woori Bank	238,188	3,755
GS Holdings Corp.	51,116	3,321
* Maeil Dairies Co. Ltd.	33,866	2,305
Samsung Fire & Marine Insurance Co. Ltd.	8,447	2,284
Samsung Electronics Co. Ltd. Preference Shares	975	1,927
Kangwon Land Inc.	42,410	1,288
Yuhan Corp.	5,881	1,281
Macquarie Korea Infrastructure Fund	106,880	825
Hyundai Department Store Co. Ltd.	6,499	633
Lotte Chilsung Beverage Co. Ltd.	9	13
Lotte Corp.	8	1
		69,609
Spain (0.0%)
Viscofan SA	9,941	695

Ebro Foods SA	17,809	439
		1,134
Sweden (1.2%)
Swedish Match AB	418,420	16,948
* Essity AB Class B	174,354	5,223
Tele2 AB	225,278	2,817
ICA Gruppen AB	61,545	2,404
Telia Co. AB	450,547	2,262
		29,654
Switzerland (4.7%)
Swisscom AG	49,515	27,040
Kuehne & Nagel International AG	108,640	19,952
Sonova Holding AG	113,003	18,210
Logitech International SA	301,217	12,633
Baloise Holding AG	54,703	8,949
Straumann Holding AG	8,978	6,853
Partners Group Holding AG	7,766	6,035
Swiss Prime Site AG	35,518	3,438
Flughafen Zurich AG	12,226	3,115
dormakaba Holding AG	2,472	2,274
Allreal Holding AG	9,242	1,608
Siegfried Holding AG	2,483	889
		110,996
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	564,770	25,590
Chunghwa Telecom Co. Ltd. ADR	217,730	8,067
^ United Microelectronics Corp. ADR	995,508	2,429
		36,086
United Kingdom (5.6%)
GlaxoSmithKline plc	1,263,425	23,518
Coca-Cola HBC AG	364,790	12,256
B&M European Value Retail SA	1,389,984	8,205
Reckitt Benckiser Group plc	83,622	8,076
Smith & Nephew plc	436,406	7,853
Royal Dutch Shell plc Class B	220,000	7,804
RSA Insurance Group plc	742,283	6,532
Compass Group plc	273,047	5,749
Tate & Lyle plc	565,549	5,155
Informa plc	477,371	4,718
Segro plc	453,522	3,751
Wm Morrison Supermarkets plc	1,011,409	3,188
DS Smith plc	395,029	2,823
Legal & General Group plc	733,700	2,819
InterContinental Hotels Group plc	41,783	2,796
Rightmove plc	44,593	2,795
British Land Co. plc	279,007	2,648
2 Merlin Entertainments plc	532,359	2,483
UDG Healthcare plc	205,596	2,395
Inchcape plc	208,142	2,143
London Stock Exchange Group plc	32,467	1,811
Antofagasta plc	136,063	1,801
Croda International plc	25,289	1,610
SSE plc	79,867	1,481
DCC plc	12,780	1,343
* Indivior plc	234,263	1,338
UK Commercial Property Trust Ltd.	899,207	1,152

Schroders plc	18,169	959
St. James's Place plc	54,849	926
F&C Commercial Property Trust Ltd.	434,498	891
Meggitt plc	126,346	832
National Grid plc	64,430	738
* BTG plc	65,423	691
WH Smith plc	20,138	611
Saga plc	229,498	376
Ultra Electronics Holdings plc	2	—
IWG plc	4	—
		134,267
United States (52.0%)
Consumer Discretionary (3.5%)
Service Corp. International	363,103	14,513
Yum China Holdings Inc.	311,563	14,453
3 McDonald's Corp.	50,000	8,557
Aramark	134,505	6,162
* Madison Square Garden Co. Class A	23,169	5,001
Pool Corp.	35,136	4,752
* Grand Canyon Education Inc.	49,521	4,605
Churchill Downs Inc.	16,038	4,154
Cable One Inc.	5,265	3,717
* Hyatt Hotels Corp. Class A	30,985	2,519
John Wiley & Sons Inc. Class A	35,979	2,281
* ServiceMaster Global Holdings Inc.	34,612	1,825
Vail Resorts Inc.	8,163	1,784
TJX Cos. Inc.	20,744	1,666
New York Times Co. Class A	70,294	1,634
* Bright Horizons Family Solutions Inc.	16,389	1,609
Ross Stores Inc.	13,840	1,140
Choice Hotels International Inc.	13,846	1,138
Graham Holdings Co. Class B	1,402	833
* Liberty Broadband Corp.	6,912	661
		83,004
Consumer Staples (5.6%)
3 Church & Dwight Co. Inc.	554,649	27,095
3 Clorox Co.	165,989	23,519
Altria Group Inc.	223,245	15,703
Vector Group Ltd.	702,230	14,958
Colgate-Palmolive Co.	146,189	10,853
3 Coca-Cola Co.	164,700	7,838
Kimberly-Clark Corp.	66,329	7,760
Procter & Gamble Co.	73,366	6,334
* Monster Beverage Corp.	82,818	5,651
Hershey Co.	33,995	3,751
Philip Morris International Inc.	31,600	3,388
Lancaster Colony Corp.	26,126	3,355
Sysco Corp.	11,659	733
J&J Snack Foods Corp.	4,400	609
Ingredion Inc.	4,200	603
McCormick & Co. Inc.	5,400	587
* HRG Group Inc.	3	—
		132,737
Financials (8.0%)
Starwood Property Trust Inc.	1,611,684	32,862
RenaissanceRe Holdings Ltd.	194,300	24,703

Blackstone Mortgage Trust Inc. Class A	670,442	20,784
Washington Federal Inc.	431,701	15,498
Brown & Brown Inc.	226,200	11,871
Torchmark Corp.	83,653	7,600
Arthur J Gallagher & Co.	107,283	7,330
ProAssurance Corp.	132,894	7,269
Apollo Commercial Real Estate Finance Inc.	371,591	6,752
Beneficial Bancorp Inc.	400,982	6,516
3 Capitol Federal Financial Inc.	455,900	5,963
Marsh & McLennan Cos. Inc.	61,079	5,101
Two Harbors Investment Corp.	289,704	4,273
* Essent Group Ltd.	90,856	4,227
Oritani Financial Corp.	206,400	3,447
* Arch Capital Group Ltd.	36,803	3,347
TFS Financial Corp.	219,700	3,212
AGNC Investment Corp.	160,500	3,016
MFA Financial Inc.	418,444	2,996
American Financial Group Inc.	23,331	2,644
Northwest Bancshares Inc.	128,863	2,171
Capstead Mortgage Corp.	241,849	1,986
Axis Capital Holdings Ltd.	25,360	1,281
Aon plc	8,713	1,239
Aflac Inc.	11,000	970
Granite Point Mortgage Trust Inc.	54,907	947
White Mountains Insurance Group Ltd.	1,126	946
Safety Insurance Group Inc.	6,600	512
FirstCash Inc.	6,644	486
New Residential Investment Corp.	24,950	431
CYS Investments Inc.	54,368	366
		190,746
Health Care (5.6%)
3 Johnson & Johnson	220,928	30,530
Quest Diagnostics Inc.	263,686	27,903
Chemed Corp.	55,221	14,389
Zoetis Inc.	132,790	10,189
Cigna Corp.	46,443	9,677
3 Pfizer Inc.	220,000	8,149
* Premier Inc. Class A	218,212	7,081
* Henry Schein Inc.	76,733	5,807
Danaher Corp.	36,900	3,737
Cooper Cos. Inc.	14,032	3,433
STERIS plc	29,223	2,657
* Varian Medical Systems Inc.	20,456	2,608
* Laboratory Corp. of America Holdings	14,634	2,554
* Intuitive Surgical Inc.	3,726	1,609
West Pharmaceutical Services Inc.	14,204	1,423
* WellCare Health Plans Inc.	5,254	1,105
Owens & Minor Inc.	7	—
Patterson Cos. Inc.	2	—
		132,851
Industrials (8.7%)
Waste Management Inc.	366,593	32,418
Expeditors International of Washington Inc.	457,904	29,741
Northrop Grumman Corp.	58,832	20,034
Harris Corp.	108,243	17,252
L3 Technologies Inc.	80,761	17,158

Republic Services Inc. Class A	244,137	16,797
BWX Technologies Inc.	207,463	13,161
Rollins Inc.	208,778	10,301
3 3M Co.	37,479	9,389
* Copart Inc.	164,838	7,264
Carlisle Cos. Inc.	51,603	5,894
3 United Parcel Service Inc. Class B	36,069	4,592
3 General Dynamics Corp.	20,100	4,472
Lockheed Martin Corp.	11,992	4,255
Cintas Corp.	22,330	3,762
Healthcare Services Group Inc.	67,599	3,730
* Teledyne Technologies Inc.	17,400	3,322
National Presto Industries Inc.	17,011	1,729
Raytheon Co.	4,852	1,014
UniFirst Corp.	5,821	962
		207,247
Information Technology (8.8%)
3 Jack Henry & Associates Inc.	289,996	36,151
Amdocs Ltd.	459,386	31,422
Fidelity National Information Services Inc.	272,519	27,895
3 Paychex Inc.	288,625	19,699
Broadridge Financial Solutions Inc.	159,503	15,378
* IAC/InterActiveCorp	61,317	8,889
* CoStar Group Inc.	22,245	7,699
Amphenol Corp. Class A	82,408	7,645
Automatic Data Processing Inc.	60,455	7,474
Genpact Ltd.	219,592	7,453
Total System Services Inc.	73,312	6,514
* Synopsys Inc.	67,688	6,269
* ANSYS Inc.	35,199	5,690
* Fiserv Inc.	29,125	4,102
Dolby Laboratories Inc. Class A	50,032	3,219
* Gartner Inc.	19,049	2,643
* Check Point Software Technologies Ltd.	23,274	2,407
FLIR Systems Inc.	44,302	2,269
* Yandex NV Class A	54,802	2,122
* EPAM Systems Inc.	15,136	1,778
* Euronet Worldwide Inc.	14,105	1,324
National Instruments Corp.	19,000	949
* ExlService Holdings Inc.	10,846	659
* Itron Inc.	7,521	550
		210,200
Materials (3.0%)
AptarGroup Inc.	258,655	22,612
Kaiser Aluminum Corp.	151,369	16,687
Avery Dennison Corp.	122,180	14,989
Sonoco Products Co.	186,390	10,123
Compass Minerals International Inc.	75,877	5,531
Silgan Holdings Inc.	33,250	994
		70,936
Real Estate (5.5%)
Mid-America Apartment Communities Inc.	138,614	13,220
Highwoods Properties Inc.	259,667	12,433
* Equity Commonwealth	364,265	10,895
Rayonier Inc.	287,509	9,333
PS Business Parks Inc.	75,333	9,199

Lamar Advertising Co. Class A	116,889	8,416
Apple Hospitality REIT Inc.	356,388	6,946
4 Hudson Pacific Properties Inc.	162,097	5,182
DCT Industrial Trust Inc.	78,284	4,634
UDR Inc.	125,196	4,573
Crown Castle International Corp.	39,788	4,487
STAG Industrial Inc.	137,785	3,489
Camden Property Trust	37,810	3,273
EastGroup Properties Inc.	36,518	3,170
Piedmont Office Realty Trust Inc. Class A	161,294	3,148
National Health Investors Inc.	37,412	2,639
Empire State Realty Trust Inc.	131,989	2,580
WP Carey Inc.	37,029	2,400
Cousins Properties Inc.	262,880	2,366
Equity LifeStyle Properties Inc.	23,977	2,070
First Industrial Realty Trust Inc.	61,727	1,905
Weyerhaeuser Co.	49,320	1,852
AvalonBay Communities Inc.	10,754	1,833
Colony NorthStar Inc. Class A	201,045	1,805
Healthcare Realty Trust Inc.	59,674	1,782
Healthcare Trust of America Inc. Class A	61,219	1,690
Duke Realty Corp.	50,390	1,331
Liberty Property Trust	19,512	808
Rexford Industrial Realty Inc.	27,187	807
Medical Properties Trust Inc.	61,031	798
Urstadt Biddle Properties Inc. Class A	40,998	796
Alexandria Real Estate Equities Inc.	5,878	762
Universal Health Realty Income Trust	8,800	586
Franklin Street Properties Corp.	39,980	405
		131,613
Utilities (3.3%)
IDACORP Inc.	183,296	15,815
Vectren Corp.	242,889	14,726
NorthWestern Corp.	142,089	7,721
ALLETE Inc.	104,860	7,596
Portland General Electric Co.	163,848	6,939
3 Southern Co.	133,667	6,030
Hawaiian Electric Industries Inc.	124,312	4,240
OGE Energy Corp.	127,612	4,109
MDU Resources Group Inc.	146,470	3,879
Pinnacle West Capital Corp.	37,117	2,968
3 Ameren Corp.	36,454	2,064
Westar Energy Inc. Class A	21,457	1,108
NiSource Inc.	41,407	1,022
Enel Chile SA ADR	152,793	963
		79,180
Total United States		1,238,514
Total Common Stocks (Cost $1,935,875)		2,365,254

	Coupon
Temporary Cash Investments (2.3%)1
Money Market Fund (2.2%)
5,6 Vanguard Market Liquidity Fund	1.545%		524,781	52,478

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	1.089%	2/1/18	300	300
4 United States Treasury Bill	1.122%	2/8/18	1,000	1,000
				1,300
Total Temporary Cash Investments (Cost $53,778)				53,778
Total Investments (101.7%) (Cost $1,989,653)				2,419,032
Other Assets and Liabilities-Net (-1.7%)6				(40,070)
Net Assets (100%)				2,378,962

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,363,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $4,256,000, representing 0.2% of net assets.
3 Securities with a value of $55,182,000 have been segregated as collateral for open forward currency contracts.
4 Securities with a value of $1,177,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $20,755,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	35	4,945	(21)
S&P ASX 200 Index	March 2018	11	1,332	(22)
Dow Jones EURO STOXX 50 Index	March 2018	27	1,211	63
Topix Index	March 2018	7	1,180	35
FTSE 100 Index	March 2018	7	743	—
				55

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Global Minimum Volatility Fund

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto-Dominion Bank	2/15/18	USD	155,122	JPY	17,461,623	(4,946)
BNP Paribas	2/15/18	USD	143,112	CAD	178,193	(1,784)
Deutsche Bank AG	2/15/18	USD	131,153	GBP	96,972	(6,606)
Goldman Sachs International	2/15/18	USD	107,341	AUD	137,404	(3,373)
Toronto-Dominion Bank	2/15/18	USD	105,020	CHF	103,023	(5,785)
Deutsche Bank AG	2/15/18	USD	80,658	HKD	630,403	45
Toronto-Dominion Bank	2/15/18	USD	73,317	EUR	61,349	(2,919)
Toronto-Dominion Bank	2/14/18	USD	69,738	KRW	74,682,161	(211)
Toronto-Dominion Bank	2/15/18	USD	54,780	INR	3,502,887	(190)
Toronto-Dominion Bank	2/15/18	USD	36,082	BRL	117,746	(819)
Toronto-Dominion Bank	2/14/18	USD	34,272	TWD	1,014,953	(572)
Toronto-Dominion Bank	2/15/18	USD	28,588	SEK	235,125	(1,277)
BNP Paribas	2/15/18	USD	21,760	SGD	29,074	(409)
BNP Paribas	2/15/18	USD	16,257	MXN	316,308	(700)
Goldman Sachs International	2/15/18	USD	15,750	RUB	903,686	(297)
Deutsche Bank AG	2/15/18	USD	10,952	NOK	88,759	(566)
Deutsche Bank AG	2/15/18	USD	9,083	IDR	122,337,487	(45)
Goldman Sachs International	2/15/18	USD	5,987	ILS	20,601	(42)
Toronto-Dominion Bank	2/15/18	USD	4,294	CLP	2,608,418	(32)
Toronto-Dominion Bank	2/15/18	USD	4,230	NZD	5,907	(122)
Deutsche Bank AG	2/15/18	USD	1,212	CHF	1,188	(66)
Toronto-Dominion Bank	2/15/18	USD	876	DKK	5,458	(35)
BNP Paribas	2/15/18	USD	645	EUR	539	(26)
						(30,777)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
DKK—Danish krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.

Global Minimum Volatility Fund

JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts, except for Hong Kong dollar, Taiwanese dollar, Singapore dollar, Indonesian rupiah, and Danish krone contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Global Minimum Volatility Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	323,283	803,457	—
Common Stocks—United States	1,238,514	—	—
Temporary Cash Investments	52,478	1,300	—
Futures Contracts—Assets[1]	11	—	—
Futures Contracts—Liabilites[1]	(19)	—	—
Forward Currency Contracts—Assets	—	45	—
Forward Currency Contracts—Liabilities	—	(30,822)	—
Total	1,614,267	773,980	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting

Global Minimum Volatility Fund

arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $1,992,797,000. Net unrealized appreciation of investment securities for tax purposes was $426,235,000, consisting of unrealized gains of $457,080,000 on securities that had risen in value since their purchase and $30,845,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)1
Australia (7.8%)
Commonwealth Bank of Australia	170,976	10,848
Westpac Banking Corp.	333,768	8,316
BHP Billiton Ltd.	311,559	7,619
Australia & New Zealand Banking Group Ltd.	288,364	6,623
National Australia Bank Ltd.	259,394	6,077
Wesfarmers Ltd.	108,497	3,827
Woolworths Group Ltd.	123,861	2,690
Macquarie Group Ltd.	31,021	2,574
Rio Tinto Ltd.	40,048	2,466
Woodside Petroleum Ltd.	80,808	2,157
Transurban Group	214,829	2,080
South32 Ltd.	502,124	1,542
Insurance Australia Group Ltd.	240,049	1,398
Suncorp Group Ltd.	123,883	1,362
Amcor Ltd.	115,433	1,350
Brambles Ltd.	157,640	1,254
AGL Energy Ltd.	63,442	1,195
AMP Ltd.	282,389	1,193
Telstra Corp. Ltd.	398,553	1,178
QBE Insurance Group Ltd.	131,524	1,140
ASX Ltd.	18,350	807
Sonic Healthcare Ltd.	42,041	806
Tabcorp Holdings Ltd.	190,592	793
James Hardie Industries plc	44,051	771
Aurizon Holdings Ltd.	193,269	727
Boral Ltd.	112,536	723
Caltex Australia Ltd.	25,044	701
LendLease Group	54,938	698
Medibank Pvt Ltd.	258,478	696
APA Group	105,988	686
Challenger Ltd.	55,874	612
Fortescue Metals Group Ltd.	151,766	603
Sydney Airport	108,307	594
Orica Ltd.	36,473	563
Incitec Pivot Ltd.	166,618	499
Alumina Ltd.	247,896	479
Bendigo & Adelaide Bank Ltd.	49,984	471
Bank of Queensland Ltd.	41,353	412
Crown Resorts Ltd.	36,302	387
Coca-Cola Amatil Ltd.	56,220	379
Downer EDI Ltd.	64,136	346
CIMIC Group Ltd.	9,074	345
Qantas Airways Ltd.	75,879	322
Orora Ltd.	122,067	320
Magellan Financial Group Ltd.	14,342	318
Macquarie Atlas Roads Group	65,687	304
IOOF Holdings Ltd.	33,621	298
AusNet Services	198,469	271
Healthscope Ltd.	170,494	265

Metcash Ltd.	99,956	258
DuluxGroup Ltd.	42,505	250
Flight Centre Travel Group Ltd.	5,622	231
Sims Metal Management Ltd.	15,342	203
Adelaide Brighton Ltd.	38,660	202
CSR Ltd.	48,905	198
^ Harvey Norman Holdings Ltd.	48,071	175
Perpetual Ltd.	3,923	165
Platinum Asset Management Ltd.	24,430	164
Vocus Group Ltd.	58,265	140
Fairfax Media Ltd.	229,827	132
Seven West Media Ltd.	119,905	54
* Domain Holdings Australia Ltd.	15,561	40
		84,297
Austria (0.1%)
Erste Group Bank AG	28,215	1,421
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,048	144
		1,565
Belgium (1.4%)
Anheuser-Busch InBev SA/NV	74,092	8,392
KBC Group NV	26,651	2,562
Ageas	18,747	991
Solvay SA Class A	6,695	969
Groupe Bruxelles Lambert SA	6,996	824
Proximus SADP	13,004	439
* Telenet Group Holding NV	5,058	389
bpost SA	10,272	342
		14,908
Brazil (2.5%)
Itau Unibanco Holding SA ADR	230,955	3,788
Banco Bradesco SA ADR	199,345	2,532
Ambev SA ADR	339,412	2,332
* Petroleo Brasileiro SA ADR	143,939	1,783
Itausa - Investimentos Itau SA Preference Shares	379,735	1,579
B3 SA - Brasil Bolsa Balcao	191,000	1,565
Banco do Brasil SA	100,790	1,256
Itau Unibanco Holding SA Preference Shares	75,120	1,233
Banco Bradesco SA Preference Shares	86,572	1,108
Banco Bradesco SA	85,989	1,062
Ultrapar Participacoes SA	40,500	1,037
Kroton Educacional SA	156,110	795
BB Seguridade Participacoes SA	67,500	660
Telefonica Brasil SA ADR	36,167	613
Ambev SA	84,100	580
CCR SA	110,963	546
Banco Santander Brasil SA	39,800	448
* Petroleo Brasileiro SA	61,500	412
Cia de Saneamento Basico do Estado de Sao Paulo	35,900	410
Klabin SA	63,900	357
Estacio Participacoes SA	25,800	284
Cosan SA Industria e Comercio	15,900	218
Cia Energetica de Minas Gerais ADR	91,056	212
Braskem SA Preference Shares	11,200	174
Engie Brasil Energia SA	15,000	169
* Petroleo Brasileiro SA Preference Shares	22,700	141
Porto Seguro SA	9,600	133

Centrais Eletricas Brasileiras SA ADR	16,331	128
Braskem SA ADR	4,090	127
EDP - Energias do Brasil SA	28,550	123
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	5,502	116
Smiles Fidelidade SA	4,400	113
Banco BTG Pactual SA	15,729	104
Transmissora Alianca de Energia Eletrica SA	15,500	98
AES Tiete Energia SA	22,721	89
Cia Paranaense de Energia Preference Shares	10,700	82
Telefonica Brasil SA Preference Shares	4,300	73
Multiplus SA	6,200	69
Centrais Eletricas Brasileiras SA Preference Shares	4,300	32
Cia Paranaense de Energia	2,400	16
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	717	14
Cia Paranaense de Energia ADR	996	8
Cia Energetica de Minas Gerais Preference Shares	2,300	5
* Cia Energetica de Minas Gerais Preference Receipts	2,257	5
* Cia Energetica de Minas Gerais	957	2
Natura Cosmeticos SA	100	1
JBS SA	34	—
		26,632
Canada (6.7%)
Royal Bank of Canada	142,046	12,163
Toronto-Dominion Bank	181,126	11,018
Bank of Nova Scotia	118,189	7,852
Enbridge Inc.	159,833	5,851
Bank of Montreal	63,034	5,193
Canadian Imperial Bank of Commerce	42,603	4,221
Manulife Financial Corp.	191,631	4,066
TransCanada Corp.	84,446	3,888
Sun Life Financial Inc.	59,287	2,572
National Bank of Canada	33,084	1,717
Rogers Communications Inc. Class B	34,367	1,677
Pembina Pipeline Corp.	47,666	1,625
BCE Inc.	30,278	1,416
Fortis Inc.	39,780	1,406
Thomson Reuters Corp.	27,273	1,180
Power Corp. of Canada	38,396	980
Shaw Communications Inc. Class B	44,642	975
Great-West Lifeco Inc.	27,574	780
TELUS Corp.	19,238	724
Inter Pipeline Ltd.	36,389	698
Power Financial Corp.	23,445	647
^ CI Financial Corp.	25,589	616
2 Hydro One Ltd.	29,260	528
Canadian Utilities Ltd. Class A	12,589	373
IGM Financial Inc.	10,173	363
		72,529
Chile (0.2%)
Enel Americas SA ADR	52,185	615
Banco Santander Chile ADR	16,705	569
Banco de Chile	2,696,221	462
Enel Generacion Chile SA ADR	11,264	324
Colbun SA	736,603	183
Enel Chile SA	1,350,884	170
Aguas Andinas SA Class A	159,906	108

AES Gener SA	191,782	62
Enel Americas SA	207,067	48
		2,541
China (5.3%)
China Construction Bank Corp.	8,761,000	10,058
Industrial & Commercial Bank of China Ltd.	7,608,000	7,166
China Mobile Ltd.	518,000	5,455
Bank of China Ltd.	7,373,000	4,419
CNOOC Ltd.	1,543,000	2,425
China Petroleum & Chemical Corp.	2,540,000	2,196
China Merchants Bank Co. Ltd.	366,000	1,787
Agricultural Bank of China Ltd.	2,444,000	1,495
China Overseas Land & Investment Ltd.	382,000	1,477
Country Garden Holdings Co. Ltd.	523,000	1,123
China Resources Land Ltd.	262,000	1,043
China Shenhua Energy Co. Ltd.	329,500	1,024
PICC Property & Casualty Co. Ltd.	462,000	956
* China Evergrande Group	290,000	955
Shenzhou International Group Holdings Ltd.	77,900	802
Bank of Communications Co. Ltd.	790,000	682
China CITIC Bank Corp. Ltd.	830,320	682
Hengan International Group Co. Ltd.	68,900	660
China Minsheng Banking Corp. Ltd.	544,500	621
China Vanke Co. Ltd.	126,708	617
ANTA Sports Products Ltd.	123,000	590
Guangzhou Automobile Group Co. Ltd.	230,000	518
2 China Huarong Asset Management Co. Ltd.	988,000	498
Lenovo Group Ltd.	776,000	447
Longfor Properties Co. Ltd.	136,000	444
China Cinda Asset Management Co. Ltd.	1,027,000	434
Guangdong Investment Ltd.	268,000	398
Great Wall Motor Co. Ltd.	325,000	395
Kingboard Chemical Holdings Ltd.	71,500	391
China Resources Power Holdings Co. Ltd.	212,000	391
China Merchants Port Holdings Co. Ltd.	146,000	385
Shimao Property Holdings Ltd.	124,500	369
Beijing Enterprises Holdings Ltd.	54,500	334
Huaneng Power International Inc.	516,000	332
China Jinmao Holdings Group Ltd.	476,000	310
Guangzhou R&F Properties Co. Ltd.	103,200	289
Yangzijiang Shipbuilding Holdings Ltd.	200,500	244
Agile Group Holdings Ltd.	136,000	244
Sino-Ocean Group Holding Ltd.	279,500	231
KWG Property Holding Ltd.	128,500	217
Chongqing Rural Commercial Bank Co. Ltd.	238,000	215
Jiangsu Expressway Co. Ltd.	130,000	200
Sinopec Shanghai Petrochemical Co. Ltd.	326,000	199
Far East Horizon Ltd.	182,000	196
China Everbright Ltd.	76,000	187
Shenzhen Investment Ltd.	414,000	185
Lee & Man Paper Manufacturing Ltd.	155,000	182
2 BAIC Motor Corp. Ltd.	115,500	180
COSCO SHIPPING Ports Ltd.	156,000	163
2 Dali Foods Group Co. Ltd.	161,000	158
Kingboard Laminates Holdings Ltd.	89,000	156
2 Fuyao Glass Industry Group Co. Ltd.	36,800	155
Shenzhen International Holdings Ltd.	74,500	151

2 Sinopec Engineering Group Co. Ltd.	135,500	146
Zhejiang Expressway Co. Ltd.	104,000	123
Chongqing Changan Automobile Co. Ltd. Class B	106,600	121
China Everbright Bank Co. Ltd.	203,000	115
Sinotrans Ltd.	185,000	112
Xinjiang Goldwind Science & Technology Co. Ltd.	62,120	108
China Resources Cement Holdings Ltd.	134,000	101
Yuexiu Property Co. Ltd.	424,000	91
Shanghai Industrial Holdings Ltd.	30,000	88
China Dongxiang Group Co. Ltd.	419,000	85
CSG Holding Co. Ltd. Class B	124,860	78
SOHO China Ltd.	123,500	73
2 Red Star Macalline Group Corp. Ltd.	54,400	72
Shandong Chenming Paper Holdings Ltd. Class B	40,300	69
* Datang International Power Generation Co. Ltd.	206,000	68
China South City Holdings Ltd.	220,000	66
Shenzhen Expressway Co. Ltd.	60,000	63
Anhui Expressway Co. Ltd.	74,000	62
Lao Feng Xiang Co. Ltd. Class B	16,300	61
China Zhongwang Holdings Ltd.	102,400	59
China Machinery Engineering Corp.	84,000	55
Huadian Power International Corp. Ltd.	134,000	51
Huadian Fuxin Energy Corp. Ltd.	190,000	50
Xinhua Winshare Publishing and Media Co. Ltd.	60,000	49
China Power International Development Ltd.	151,370	41
Beijing Jingneng Clean Energy Co. Ltd.	122,000	35
Yantai Changyu Pioneer Wine Co. Ltd. Class B	8,300	22
Bosideng International Holdings Ltd.	240,000	22
Guangdong Electric Power Development Co. Ltd. Class B	31,400	13
Weifu High-Technology Group Co. Ltd. Class B	5,500	12
		57,542
Colombia (0.1%)
Bancolombia SA ADR	11,573	532
Interconexion Electrica SA ESP	26,928	136
Grupo Aval Acciones y Valores Preference Shares	264,009	118
Almacenes Exito SA	15,070	95
Ecopetrol SA	19,170	18
Bancolombia SA Preference Shares	306	3
		902
Czech Republic (0.1%)
CEZ AS	16,591	425
Komercni banka as	7,754	356
2 Moneta Money Bank AS	35,515	148
O2 Czech Republic AS	9,620	134
		1,063
Denmark (0.3%)
Danske Bank A/S	68,042	2,763
Tryg A/S	10,253	249
		3,012
Egypt (0.0%)
Egyptian Financial Group-Hermes Holding Co.	72,838	85
ElSewedy Electric Co.	4,115	37
Telecom Egypt Co.	45,428	34
		156

Finland (1.3%)
Nokia Oyj	547,239	2,640
Sampo Oyj Class A	45,389	2,637
Kone Oyj Class B	36,350	2,081
UPM-Kymmene Oyj	52,153	1,759
Fortum Oyj	43,157	936
Neste Oyj	11,919	825
Stora Enso Oyj	46,292	795
Nokian Renkaat Oyj	12,494	631
Elisa Oyj	14,502	617
Kesko Oyj Class B	6,655	388
Orion Oyj Class B	9,532	382
Metso Oyj	10,918	381
		14,072
France (6.6%)
TOTAL SA	214,472	12,435
Sanofi	106,068	9,361
BNP Paribas SA	105,442	8,709
AXA SA	185,944	6,115
Schneider Electric SE	51,361	4,812
Societe Generale SA	71,453	4,153
Orange SA	185,725	3,356
Vivendi SA	104,105	3,050
Engie SA	161,351	2,802
Cie Generale des Etablissements Michelin	17,295	2,767
Credit Agricole SA	110,367	2,081
Renault SA	17,964	1,973
Carrefour SA	56,405	1,345
Veolia Environnement SA	48,819	1,231
Bouygues SA	19,085	1,061
Natixis SA	80,713	735
Edenred	22,586	729
SCOR SE	14,301	640
Electricite de France SA	44,978	619
Suez	38,064	567
SES SA Class A	33,845	528
2 Amundi SA	4,769	450
CNP Assurances	15,781	404
Lagardere SCA	12,591	393
Eutelsat Communications SA	16,999	374
Casino Guichard Perrachon SA	5,695	333
Euler Hermes Group	1,550	234
TechnipFMC plc	2,008	65
		71,322
Germany (6.7%)
Siemens AG	74,106	11,250
Allianz SE	43,900	11,103
BASF SE	89,255	10,468
Daimler AG	93,831	8,594
Deutsche Telekom AG	315,560	5,535
Deutsche Post AG	93,822	4,432
Bayerische Motoren Werke AG	31,991	3,654
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,249	3,117
Vonovia SE	47,515	2,343
E.ON SE	199,892	2,101
Porsche Automobil Holding SE Preference Shares	14,836	1,373

ProSiebenSat.1 Media SE	22,463	861
Deutsche Lufthansa AG	24,087	860
Hannover Rueck SE	5,969	816
LEG Immobilien AG	6,266	707
Evonik Industries AG	15,199	601
Uniper SE	18,697	558
HUGO BOSS AG	6,069	557
2 Innogy SE	12,879	491
MAN SE	3,712	442
Bayerische Motoren Werke AG Preference Shares	4,440	434
Axel Springer SE	4,602	404
* METRO AG	16,382	356
Telefonica Deutschland Holding AG	67,781	343
RTL Group SA	3,799	322
CECONOMY AG	17,265	249
Talanx AG	3,017	134
		72,105
Greece (0.0%)
OPAP SA	24,648	330
Motor Oil Hellas Corinth Refineries SA	5,427	136
Hellenic Petroleum SA	1,863	20
		486
Hong Kong (2.1%)
CK Asset Holdings Ltd.	268,500	2,555
Sun Hung Kai Properties Ltd.	142,000	2,455
BOC Hong Kong Holdings Ltd.	343,500	1,752
Hang Seng Bank Ltd.	69,800	1,658
CLP Holdings Ltd.	160,000	1,630
Sands China Ltd.	245,600	1,460
Power Assets Holdings Ltd.	130,400	1,159
2 WH Group Ltd.	778,639	963
New World Development Co. Ltd.	522,000	841
* Wharf Real Estate Investment Co. Ltd.	118,000	815
MTR Corp. Ltd.	124,500	712
Hang Lung Properties Ltd.	222,000	585
Swire Pacific Ltd. Class A	55,500	554
CK Infrastructure Holdings Ltd.	62,000	552
Sino Land Co. Ltd.	280,000	516
Wynn Macau Ltd.	144,000	509
Want Want China Holdings Ltd.	567,900	501
Wharf Holdings Ltd.	119,450	487
Minth Group Ltd.	68,000	383
Kerry Properties Ltd.	67,000	320
Hysan Development Co. Ltd.	57,000	318
Xinyi Glass Holdings Ltd.	208,000	315
Yue Yuen Industrial Holdings Ltd.	66,000	298
Li & Fung Ltd.	532,000	271
PCCW Ltd.	443,000	255
NWS Holdings Ltd.	130,000	253
Hopewell Holdings Ltd.	52,500	212
VTech Holdings Ltd.	13,900	192
Xinyi Solar Holdings Ltd.	322,800	148
Cafe de Coral Holdings Ltd.	38,000	101
2 BOC Aviation Ltd.	14,900	87
Television Broadcasts Ltd.	22,000	79
SA Sa International Holdings Ltd.	132,000	57

Hutchison Telecommunications Hong Kong Holdings Ltd.	120,000	49
Lifestyle International Holdings Ltd.	25,000	38
Hopewell Highway Infrastructure Ltd.	31,500	19
		23,099
Hungary (0.1%)
MOL Hungarian Oil & Gas plc	44,200	540
Magyar Telekom Telecommunications plc	49,466	92
		632
India (0.4%)
Oil & Natural Gas Corp. Ltd.	308,059	983
Indian Oil Corp. Ltd.	111,458	731
Indiabulls Housing Finance Ltd.	31,116	679
Coal India Ltd.	130,886	616
Bharti Infratel Ltd.	84,478	466
Hindustan Petroleum Corp. Ltd.	58,548	365
Rural Electrification Corp. Ltd.	66,805	163
NMDC Ltd.	69,825	154
NHPC Ltd.	258,867	120
Power Finance Corp. Ltd.	48,203	88
Oil India Ltd.	15,398	87
2 InterGlobe Aviation Ltd.	4,296	82
Mphasis Ltd.	4,984	70
Great Eastern Shipping Co. Ltd.	1,629	10
		4,614
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT	4,679,300	1,394
Indocement Tunggal Prakarsa Tbk PT	138,799	226
Perusahaan Gas Negara Persero Tbk PT	1,047,000	204
Matahari Department Store Tbk PT	236,900	197
Bukit Asam Persero Tbk PT	409,500	104
Media Nusantara Citra Tbk PT	477,100	54
		2,179
Ireland (0.1%)
* Bank of Ireland Group plc	89,336	872

Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	88,753	1,812
Bank Hapoalim BM	103,073	770
Bezeq The Israeli Telecommunication Corp. Ltd.	206,251	340
Mizrahi Tefahot Bank Ltd.	14,613	284
Israel Chemicals Ltd.	63,968	269
* Paz Oil Co. Ltd.	850	146
First International Bank Of Israel Ltd.	4,998	113
Delek Group Ltd.	532	94
Gazit-Globe Ltd.	7,951	83
Harel Insurance Investments & Financial Services Ltd.	8,803	73
Shikun & Binui Ltd.	22,868	56
Amot Investments Ltd.	5,756	34
Delek Automotive Systems Ltd.	3,278	26
		4,100
Italy (2.7%)
Intesa Sanpaolo SPA (Registered)	1,327,942	5,218
Enel SPA	755,574	4,804
* UniCredit SPA	217,328	4,792
Eni SPA	241,765	4,352

Assicurazioni Generali SPA	128,241	2,544
Atlantia SPA	52,021	1,722
Snam SPA	219,242	1,066
Terna Rete Elettrica Nazionale SPA	136,992	825
Mediobanca Banca di Credito Finanziario SPA	55,573	676
Unione di Banche Italiane SPA	103,582	537
FinecoBank Banca Fineco SPA	39,213	488
Telecom Italia SPA (Bearer)	579,844	443
2 Poste Italiane SPA	44,550	369
Intesa Sanpaolo SPA	94,858	362
Italgas SPA	50,873	314
Banca Mediolanum SPA	25,016	245
UnipolSai Assicurazioni SPA	84,463	218
		28,975
Japan (6.4%)
Toyota Motor Corp.	252,600	17,404
Sumitomo Mitsui Financial Group Inc.	129,600	5,837
Mizuho Financial Group Inc.	2,485,000	4,711
Takeda Pharmaceutical Co. Ltd.	74,100	4,340
Japan Tobacco Inc.	119,900	3,973
Canon Inc.	99,500	3,970
Mitsui & Co. Ltd.	163,812	2,882
ITOCHU Corp.	135,500	2,666
ORIX Corp.	123,200	2,308
Nissan Motor Co. Ltd.	190,100	2,036
JXTG Holdings Inc.	305,105	2,031
Subaru Corp.	60,300	2,009
Sumitomo Corp.	108,738	1,880
Sumitomo Mitsui Trust Holdings Inc.	38,400	1,599
Japan Post Holdings Co. Ltd.	127,952	1,530
Resona Holdings Inc.	207,600	1,257
Daito Trust Construction Co. Ltd.	6,800	1,192
Daiwa Securities Group Inc.	160,000	1,152
Marubeni Corp.	150,700	1,133
Sekisui House Ltd.	54,000	992
Ricoh Co. Ltd.	66,900	659
Japan Post Bank Co. Ltd.	41,800	566
Aozora Bank Ltd.	12,400	504
Japan Airlines Co. Ltd.	11,900	450
Sojitz Corp.	128,900	417
Chugoku Electric Power Co. Inc.	30,200	335
Showa Shell Sekiyu KK	17,800	253
Aoyama Trading Co. Ltd.	5,000	197
Tokai Tokyo Financial Holdings Inc.	22,100	169
Hokuriku Electric Power Co.	19,000	156
Matsui Securities Co. Ltd.	15,600	149
Leopalace21 Corp.	17,800	148
Autobacs Seven Co. Ltd.	7,300	146
Hitachi Capital Corp.	4,300	119
Sankyo Co. Ltd.	3,300	107
^ Sanrio Co. Ltd.	5,600	96
Senshu Ikeda Holdings Inc.	19,800	76
		69,449
Malaysia (0.7%)
Tenaga Nasional Bhd.	390,833	1,581
Malayan Banking Bhd.	572,000	1,482

CIMB Group Holdings Bhd.	618,200	1,148
Axiata Group Bhd.	437,000	636
DiGi.Com Bhd.	368,200	467
Maxis Bhd.	288,800	450
AMMB Holdings Bhd.	166,100	205
Telekom Malaysia Bhd.	129,800	205
YTL Corp. Bhd.	509,068	200
HAP Seng Consolidated Bhd.	63,400	158
British American Tobacco Malaysia Bhd.	12,700	111
2 Astro Malaysia Holdings Bhd.	162,500	108
YTL Power International Bhd.	317,848	102
KLCCP Stapled Group Bhd.	44,700	89
Alliance Bank Malaysia Bhd.	74,300	83
Westports Holdings Bhd.	73,500	66
		7,091
Mexico (0.2%)
Wal-Mart de Mexico SAB de CV	500,300	1,254
Grupo Aeroportuario del Pacifico SAB de CV Class B	40,900	428
Infraestructura Energetica Nova SAB de CV	59,600	311
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand Class B	172,400	271
Kimberly-Clark de Mexico SAB de CV Class A	90,200	169
Grupo Aeroportuario del Centro Norte SAB de CV Class B	25,700	131
Gentera SAB de CV	89,700	81
Alpek SAB de CV	51,000	74
		2,719
Netherlands (2.2%)
Unilever NV	149,475	8,628
ING Groep NV	380,149	7,464
Koninklijke DSM NV	16,826	1,740
NN Group NV	33,322	1,571
2 ABN AMRO Group NV	39,851	1,349
Aegon NV	172,065	1,176
Koninklijke KPN NV	299,309	1,049
Randstad Holding NV	10,777	761
Boskalis Westminster	8,499	339
		24,077
New Zealand (0.2%)
Spark New Zealand Ltd.	182,024	481
Fletcher Building Ltd.	72,454	418
Contact Energy Ltd.	79,521	328
Meridian Energy Ltd.	142,474	305
SKYCITY Entertainment Group Ltd.	59,831	183
Mercury NZ Ltd.	56,704	144
Air New Zealand Ltd.	45,430	103
SKY Network Television Ltd.	24,900	53
		2,015
Norway (0.8%)
Statoil ASA	93,556	2,192
DNB ASA	104,222	2,118
Telenor ASA	65,262	1,526
Orkla ASA	77,743	809
Yara International ASA	16,561	797
Marine Harvest ASA	38,988	675
Aker BP ASA	10,504	304

Gjensidige Forsikring ASA	16,066	303
		8,724
Other (0.0%)3
* ACS Actividades Rights Exp. 02/07/2018	22,610	12
* Unicredit SPA Rights Exp. 02/20/2018	210,103	1
		13
Pakistan (0.0%)
Habib Bank Ltd.	77,575	136
Oil & Gas Development Co. Ltd.	74,800	112
Pakistan Petroleum Ltd.	43,200	81
Fauji Fertilizer Co. Ltd.	55,500	45
		374
Philippines (0.1%)
PLDT Inc.	12,245	374
Manila Electric Co.	28,750	190
Aboitiz Power Corp.	153,300	123
Globe Telecom Inc.	2,885	107
DMCI Holdings Inc.	245,100	69
Semirara Mining & Power Corp. Class A	90,120	66
Energy Development Corp.	74,488	8
		937
Poland (0.2%)
Powszechny Zaklad Ubezpieczen SA	54,978	752
Bank Pekao SA	15,557	631
Polskie Gornictwo Naftowe i Gazownictwo SA	176,601	346
Bank Handlowy w Warszawie SA	3,347	85
Asseco Poland SA	5,379	75
* Ciech SA	2,929	54
Budimex SA	461	28
		1,971
Portugal (0.2%)
Galp Energia SGPS SA	48,687	930
EDP - Energias de Portugal SA	228,591	802
		1,732
Qatar (0.2%)
Industries Qatar QSC	16,930	509
Masraf Al Rayan QSC	38,801	431
Ooredoo QPSC	8,254	216
* Commercial Bank PQSC	19,522	150
Doha Bank QPSC	16,287	147
Qatar Electricity & Water Co. QSC	2,392	127
Qatar Islamic Bank SAQ	4,493	121
Qatar Gas Transport Co. Ltd.	22,937	118
Barwa Real Estate Co.	7,107	74
United Development Co. QSC	14,194	66
Qatar International Islamic Bank QSC	3,076	52
Al Meera Consumer Goods Co. QSC	514	22
		2,033
Russia (1.7%)
Sberbank of Russia PJSC	902,700	4,247
Lukoil PJSC ADR	40,435	2,672
Gazprom PJSC ADR	437,346	2,202
Tatneft PJSC ADR	25,548	1,550
MMC Norilsk Nickel PJSC ADR	39,060	803
Magnit PJSC GDR	34,719	779

Rosneft Oil Co. PJSC GDR	115,771	710
Sberbank of Russia PJSC ADR	31,430	633
Mobile TeleSystems PJSC ADR	50,908	618
Gazprom PJSC	189,225	483
Surgutneftegas OAO Preference Shares	794,030	419
Alrosa PJSC	261,600	379
LUKOIL PJSC	5,705	378
Severstal PJSC GDR	19,590	322
Moscow Exchange MICEX-RTS PJSC	152,520	312
Novolipetsk Steel PJSC	85,620	224
PhosAgro PJSC GDR	10,445	166
Inter RAO UES PJSC	2,185,000	147
Magnitogorsk Iron & Steel Works PJSC	157,900	128
RusHydro PJSC	7,805,000	101
Rostelecom PJSC	82,370	98
Aeroflot PJSC	40,700	96
MegaFon PJSC GDR	8,938	87
MMC Norilsk Nickel PJSC	318	66
Federal Grid Co. Unified Energy System PJSC	19,870,000	62
Sistema PJSC FC	270,400	59
Bashneft PAO Preference Shares	2,064	52
Tatneft PAO Preference Shares	6,510	47
LSR Group PJSC GDR	14,090	42
ROSSETI PJSC	2,214,653	36
Mosenergo PJSC	490,000	24
Acron PJSC	266	20
Unipro PJSC	369,000	17
Severstal PJSC	680	11
		17,990
Singapore (1.4%)
DBS Group Holdings Ltd.	174,078	3,494
Oversea-Chinese Banking Corp. Ltd.	315,800	3,105
United Overseas Bank Ltd.	124,000	2,588
Singapore Telecommunications Ltd.	725,588	1,958
Keppel Corp. Ltd.	140,300	924
Singapore Exchange Ltd.	95,000	593
Venture Corp. Ltd.	25,500	447
Singapore Airlines Ltd.	51,400	443
Singapore Technologies Engineering Ltd.	145,400	373
ComfortDelGro Corp. Ltd.	209,000	334
Singapore Press Holdings Ltd.	161,300	324
SATS Ltd.	73,600	309
Hutchison Port Holdings Trust	474,900	196
StarHub Ltd.	80,300	177
Golden Agri-Resources Ltd.	551,700	159
Singapore Post Ltd.	127,900	126
M1 Ltd.	32,800	46
SIA Engineering Co. Ltd.	7,500	19
		15,615
South Africa (1.8%)
Standard Bank Group Ltd.	122,388	2,071
Sasol Ltd.	54,709	1,966
MTN Group Ltd.	176,873	1,959
FirstRand Ltd.	317,065	1,779
Sanlam Ltd.	165,783	1,234
Barclays Africa Group Ltd.	65,237	991

Vodacom Group Ltd.	56,468	780
Bidvest Group Ltd.	34,502	726
Mr Price Group Ltd.	24,237	585
Woolworths Holdings Ltd.	91,471	496
NEPI Rockcastle plc	34,726	473
Nedbank Group Ltd.	21,206	473
RMB Holdings Ltd.	70,016	466
Imperial Holdings Ltd.	16,126	387
Truworths International Ltd.	45,661	377
Foschini Group Ltd.	22,827	374
SPAR Group Ltd.	19,501	337
Netcare Ltd.	151,805	333
Barloworld Ltd.	22,788	324
AVI Ltd.	35,258	320
Life Healthcare Group Holdings Ltd.	132,086	303
Exxaro Resources Ltd.	24,647	297
Rand Merchant Investment Holdings Ltd.	68,857	257
Investec Ltd.	28,706	226
Sibanye Gold Ltd.	150,378	177
MMI Holdings Ltd.	88,743	170
Coronation Fund Managers Ltd.	22,345	148
Tongaat Hulett Ltd.	13,671	132
Kumba Iron Ore Ltd.	4,187	127
JSE Ltd.	6,522	103
Liberty Holdings Ltd.	9,172	102
Telkom SA SOC Ltd.	22,733	99
African Rainbow Minerals Ltd.	7,740	83
Reunert Ltd.	12,279	77
Assore Ltd.	2,897	77
AECI Ltd.	8,576	75
Omnia Holdings Ltd.	5,252	65
Tsogo Sun Holdings Ltd.	29,448	64
Santam Ltd.	1,857	47
Oceana Group Ltd.	956	7
		19,087
South Korea (0.6%)
KT&G Corp.	10,514	1,049
Woori Bank	49,734	784
SK Telecom Co. Ltd. ADR	19,892	548
Korea Electric Power Corp. ADR	29,004	482
Coway Co. Ltd.	5,230	466
S-Oil Corp.	3,991	460
Hyundai Motor Co. 2nd Preference Shares	4,365	425
Industrial Bank of Korea	26,637	415
Korea Electric Power Corp.	10,962	367
DB Insurance Co. Ltd.	4,978	337
Hyundai Marine & Fire Insurance Co. Ltd.	5,885	255
NH Investment & Securities Co. Ltd.	13,685	215
Hanwha Life Insurance Co. Ltd.	25,237	177
DGB Financial Group Inc.	14,680	170
Doosan Corp.	1,037	115
Hyundai Motor Co. Preference Shares	1,246	108
Samsung Card Co. Ltd.	2,688	98
Doosan Heavy Industries & Construction Co. Ltd.	5,857	93
Hite Jinro Co. Ltd.	3,169	68

Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	104	19
		6,651
Spain (3.8%)
^ Banco Santander SA	1,551,879	11,522
Banco Bilbao Vizcaya Argentaria SA	649,674	6,097
Telefonica SA	447,406	4,590
Iberdrola SA	558,228	4,544
Repsol SA	113,433	2,135
CaixaBank SA	354,411	1,912
Abertis Infraestructuras SA	62,203	1,509
Banco de Sabadell SA	546,818	1,300
Ferrovial SA	48,451	1,112
ACS Actividades de Construccion y Servicios SA	23,470	939
Red Electrica Corp. SA	42,357	893
Bankinter SA	65,075	748
Gas Natural SDG SA	30,219	699
Endesa SA	30,419	683
Bankia SA	128,207	649
Enagas SA	22,152	603
Mapfre SA	93,705	333
Distribuidora Internacional de Alimentacion SA	58,699	314
Acciona SA	2,773	251
Mediaset Espana Comunicacion SA	20,585	233
Acerinox SA	12,189	179
Zardoya Otis SA	12,817	146
		41,391
Sweden (1.9%)
Nordea Bank AB	310,244	3,830
Swedbank AB Class A	102,638	2,625
Investor AB Class B	44,931	2,197
Svenska Handelsbanken AB Class A	144,411	2,102
Skandinaviska Enskilda Banken AB Class A	137,392	1,736
^ Hennes & Mauritz AB Class B	90,699	1,605
Telia Co. AB	250,653	1,258
SKF AB	38,308	947
Kinnevik AB	23,717	865
Industrivarden AB Class A	29,281	825
Swedish Match AB	18,656	756
Skanska AB Class B	35,341	718
Tele2 AB	32,798	410
Industrivarden AB	14,653	390
ICA Gruppen AB	7,312	286
Skandinaviska Enskilda Banken AB	5,353	69
Svenska Handelsbanken AB Class B	2,289	34
		20,653
Switzerland (9.1%)
Nestle SA	303,188	26,190
Novartis AG	217,364	19,619
Roche Holding AG	67,601	16,702
UBS Group AG	338,051	6,862
ABB Ltd.	184,769	5,150
Zurich Insurance Group AG	14,833	4,879
Credit Suisse Group AG	245,961	4,757
Swiss Re AG	30,211	2,980
LafargeHolcim Ltd.	46,603	2,851
Adecco Group AG	16,085	1,324

SGS SA	474	1,274
Swiss Life Holding AG	3,063	1,150
Swisscom AG	2,023	1,105
Kuehne & Nagel International AG	4,729	869
Baloise Holding AG	4,645	760
Swiss Prime Site AG	7,336	710
PSP Swiss Property AG	4,483	441
Helvetia Holding AG	663	395
Pargesa Holding SA	3,541	323
Banque Cantonale Vaudoise	341	287
		98,628
Taiwan (5.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,325,400	20,322
Hon Hai Precision Industry Co. Ltd.	1,446,000	4,559
Formosa Plastics Corp.	480,879	1,706
Nan Ya Plastics Corp.	536,000	1,472
MediaTek Inc.	142,000	1,453
Cathay Financial Holding Co. Ltd.	764,908	1,430
Fubon Financial Holding Co. Ltd.	735,000	1,365
CTBC Financial Holding Co. Ltd.	1,783,120	1,303
Formosa Chemicals & Fibre Corp.	332,000	1,239
Uni-President Enterprises Corp.	472,000	1,133
Delta Electronics Inc.	208,400	1,050
Chunghwa Telecom Co. Ltd. ADR	27,971	1,036
Catcher Technology Co. Ltd.	80,000	915
Mega Financial Holding Co. Ltd.	1,027,000	891
Advanced Semiconductor Engineering Inc. ADR	103,055	737
Asustek Computer Inc.	75,996	732
First Financial Holding Co. Ltd.	983,453	679
Formosa Petrochemical Corp.	130,000	552
Taiwan Mobile Co. Ltd.	144,000	551
Quanta Computer Inc.	253,000	551
Taiwan Cement Corp.	421,000	544
Yuanta Financial Holding Co. Ltd.	1,105,000	530
Pegatron Corp.	193,000	522
Hotai Motor Co. Ltd.	39,000	507
Hua Nan Financial Holdings Co. Ltd.	831,274	496
President Chain Store Corp.	50,000	495
United Microelectronics Corp. ADR	198,292	484
China Development Financial Holding Corp.	1,286,000	472
Taishin Financial Holding Co. Ltd.	904,734	456
^ AU Optronics Corp. ADR	89,700	430
Far Eastern New Century Corp.	441,000	394
Siliconware Precision Industries Co. Ltd. ADR	43,785	373
Cheng Shin Rubber Industry Co. Ltd.	208,994	364
Far EasTone Telecommunications Co. Ltd.	139,000	363
Chunghwa Telecom Co. Ltd.	97,000	361
Pou Chen Corp.	263,000	353
SinoPac Financial Holdings Co. Ltd.	1,024,374	353
Lite-On Technology Corp.	238,194	350
Foxconn Technology Co. Ltd.	119,190	340
Compal Electronics Inc.	429,000	319
Novatek Microelectronics Corp.	69,000	290
Inventec Corp.	336,994	275
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,160	234
Asia Cement Corp.	224,000	231
Realtek Semiconductor Corp.	51,000	203

Eclat Textile Co. Ltd.	19,200	193
Nanya Technology Corp.	71,000	193
Wistron Corp.	223,793	188
Synnex Technology International Corp.	129,000	182
Vanguard International Semiconductor Corp.	75,000	169
Far Eastern International Bank	423,737	140
Advanced Semiconductor Engineering Inc.	91,342	130
Feng TAY Enterprise Co. Ltd.	27,000	128
Teco Electric and Machinery Co. Ltd.	128,000	123
Chicony Electronics Co. Ltd.	42,160	111
Eternal Materials Co. Ltd.	81,936	87
Taiwan Fertilizer Co. Ltd.	63,000	86
* China Airlines Ltd.	200,000	83
United Microelectronics Corp.	166,000	81
Capital Securities Corp.	176,000	72
Formosa Taffeta Co. Ltd.	59,000	66
Cheng Uei Precision Industry Co. Ltd.	35,000	55
Taiwan Secom Co. Ltd.	16,000	49
Feng Hsin Steel Co. Ltd.	23,000	47
Transcend Information Inc.	16,000	46
U-Ming Marine Transport Corp.	24,000	32
China Motor Corp.	27,000	25
Wan Hai Lines Ltd.	36,000	23
Cathay Real Estate Development Co. Ltd.	25,900	15
Siliconware Precision Industries Co. Ltd.	8,000	14
		55,753
Thailand (0.9%)
PTT PCL	137,400	2,157
Siam Cement PCL NVDR	77,000	1,209
Siam Commercial Bank PCL (Local)	197,000	989
Advanced Info Service PCL (Local)	106,888	657
PTT Global Chemical PCL	192,799	592
Krung Thai Bank PCL	627,400	400
Bangkok Bank PCL (Foreign)	51,300	363
Charoen Pokphand Foods PCL	462,400	348
Thai Oil PCL	99,100	324
Banpu PCL (Local)	444,150	323
Intouch Holdings PCL	173,400	318
Ratchaburi Electricity Generating Holding PCL (Local)	119,700	209
Thai Union Group PCL	280,600	186
IRPC PCL	754,500	177
Land & Houses PCL NVDR	436,600	162
Siam Commercial Bank PCL	30,700	154
Electricity Generating PCL	18,597	129
Siam Cement PCL (Foreign)	7,550	119
Land & Houses PCL	265,200	98
Delta Electronics Thailand PCL	33,500	82
Glow Energy PCL	29,300	80
Intouch Holdings PCL NVDR	40,400	74
BEC World PCL	108,100	40
Siam City Cement PCL (Local)	4,200	36
Banpu PCL	47,250	35
Siam City Cement PCL (Foreign)	532	5
		9,266
Turkey (0.2%)
Turkcell Iletisim Hizmetleri AS	114,624	476

Eregli Demir ve Celik Fabrikalari TAS	153,516	406
Tupras Turkiye Petrol Rafinerileri AS	12,230	375
Petkim Petrokimya Holding AS	43,331	91
Arcelik AS	17,819	90
Ford Otomotiv Sanayi AS	5,624	90
TAV Havalimanlari Holding AS	14,218	84
Tofas Turk Otomobil Fabrikasi AS	9,405	80
* Turk Telekomunikasyon AS	36,696	62
Enka Insaat ve Sanayi AS	38,665	58
Turk Traktor ve Ziraat Makineleri AS	513	11
Aygaz AS	2,512	10
		1,833
United Arab Emirates (0.2%)
Emirates Telecommunications Group Co. PJSC	172,256	835
Abu Dhabi Commercial Bank PJSC	212,157	419
Dubai Islamic Bank PJSC	114,011	189
Aldar Properties PJSC	292,844	182
Emaar Malls PJSC	276,536	174
DAMAC Properties Dubai Co. PJSC	131,955	120
Air Arabia PJSC	215,052	76
Dubai Investments PJSC	110,264	72
* Dubai Financial Market PJSC	61,957	19
First Abu Dhabi Bank PJSC	2,184	7
		2,093
United Kingdom (16.1%)
HSBC Holdings plc	1,953,077	20,837
Royal Dutch Shell plc Class A	465,123	16,307
British American Tobacco plc	218,568	14,939
BP plc	1,875,260	13,379
Royal Dutch Shell plc Class B	341,656	12,120
GlaxoSmithKline plc	470,786	8,763
AstraZeneca plc	123,233	8,554
Vodafone Group plc	2,599,161	8,286
Lloyds Banking Group plc	6,973,747	6,890
Rio Tinto plc	115,740	6,443
BHP Billiton plc	205,159	4,569
Imperial Brands plc	93,631	3,853
National Grid plc	336,060	3,851
BT Group plc	817,797	2,988
Aviva plc	394,453	2,878
BAE Systems plc	312,640	2,638
Legal & General Group plc	568,608	2,184
WPP plc	119,354	2,162
SSE plc	101,219	1,877
Standard Life Aberdeen plc	262,002	1,584
Sky plc	102,544	1,542
Old Mutual plc	461,919	1,533
Kingfisher plc	218,950	1,078
Persimmon plc	29,545	1,050
Centrica plc	529,298	1,004
Next plc	13,771	994
TUI AG	41,280	933
International Consolidated Airlines Group SA	100,508	913
ITV plc	377,048	894
RSA Insurance Group plc	100,030	880
St. James's Place plc	51,998	878

Taylor Wimpey plc			320,533	867
Barratt Developments plc			99,852	829
John Wood Group plc			89,593	826
Pearson plc			77,541	763
United Utilities Group plc			69,292	727
Marks & Spencer Group plc			168,413	720
Berkeley Group Holdings plc			12,649	712
Direct Line Insurance Group plc			135,208	709
DS Smith plc			95,649	684
Severn Trent plc			23,067	641
G4S plc			158,648	640
J Sainsbury plc			168,783	607
Royal Mail plc			88,234	588
Bellway plc			12,000	566
Booker Group plc			168,691	543
Admiral Group plc			20,528	539
Polymetal International plc			43,833	515
IMI plc			27,103	511
Meggitt plc			74,825	493
easyJet plc			20,618	486
Investec plc			61,843	480
Pennon Group plc			45,585	466
Tate & Lyle plc			46,800	427
Inchcape plc			41,158	424
William Hill plc			85,317	375
British American Tobacco plc ADR			4,220	287
Inmarsat plc			40,892	270
Dixons Carphone plc			96,075	267
Ashmore Group plc			35,025	214
Capita plc			59,723	155
Provident Financial plc			14,768	141
* Standard Chartered plc			3,743	44
				173,317
United States (0.1%)
Ecopetrol SA ADR			25,724	485
Grupo Aval Acciones y Valores SA ADR			7,552	69
				554
Total Common Stocks (Cost $932,686)				1,071,569
Preferred Stocks (0.0%)
* Vedanta Ltd. Pfd. (Cost $—)			100	—
Temporary Cash Investments (2.2%)1
Money Market Fund (2.1%)
4,5 Vanguard Market Liquidity Fund	1.545%		219,082	21,908

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
6 United States Treasury Bill	1.446%	5/31/18	1,150	1,145
Total Temporary Cash Investments (Cost $23,053)				23,053
Total Investments (101.5%) (Cost $955,739)				1,094,622
Other Assets and Liabilities-Net (-1.5%)5				(15,676)
Net Assets (100%)				1,078,946

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,280,000.

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $5,784,000, representing 0.5% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $13,352,000 of collateral received for securities on loan.
6 Securities with a value of $667,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2018	110	4,933	(18)
MSCI Emerging Market Index	March 2018	34	2,138	172
S&P ASX 200 Index	March 2018	11	1,332	(11)
				143

Unrealized appreciation (depreciation) on open futures contracts, except for S&P ASX 200 Index, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	3/21/18	EUR	5,404	USD	6,489	240
BNP Paribas	3/21/18	EUR	2,014	USD	2,448	60
Goldman Sachs International	3/20/18	AUD	1,730	USD	1,341	52
Barclays Bank plc	3/20/18	AUD	1,500	USD	1,183	26
Barclays Bank plc	3/21/18	EUR	798	USD	990	4
Bank of America, N.A.	3/21/18	EUR	651	USD	809	2
BNP Paribas	3/20/18	AUD	526	USD	406	18

International High Dividend Yield Index Fund

Goldman Sachs International	3/20/18	AUD	300	USD	243	(1)
BNP Paribas	3/21/18	USD	4,166	EUR	3,390	(56)
Goldman Sachs International	3/21/18	USD	1,773	EUR	1,442	(23)
Goldman Sachs International	3/20/18	USD	844	AUD	1,043	4
BNP Paribas	3/20/18	USD	590	AUD	753	(17)
Barclays Bank plc	3/20/18	USD	475	AUD	594	(3)
						306
AUD—Australian dollar.
EUR—Euro.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

International High Dividend Yield Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	95,997	975,572	—
Preferred Stocks	—	—	—
Temporary Cash Investments	21,908	1,145	—
Futures Contracts—Assets[1]	18	—	—
Forward Currency Contracts—Assets	—	406	—
Forward Currency Contracts—Liabilities	—	(100)	—
Total	117,923	977,023	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the

International High Dividend Yield Index Fund

Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $956,749,000. Net unrealized appreciation of investment securities for tax purposes was $137,873,000, consisting of unrealized gains of $145,457,000 on securities that had risen in value since their purchase and $7,584,000 in unrealized losses on securities that had fallen ink value since their purchase.

Vanguard International Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)1
Australia (4.2%)
Westpac Banking Corp.	859,833	21,423
CSL Ltd.	116,306	13,675
Ramsay Health Care Ltd.	51,978	2,867
REA Group Ltd.	33,461	1,988
Challenger Ltd.	148,735	1,630
SEEK Ltd.	88,318	1,390
TPG Telecom Ltd.	216,549	1,109
Washington H Soul Pattinson & Co. Ltd.	64,287	891
^ Domino's Pizza Enterprises Ltd.	21,930	846
InvoCare Ltd.	33,541	411
Credit Corp. Group Ltd.	16,037	273
^ Retail Food Group Ltd.	49,649	78
		46,581
Belgium (1.1%)
Groupe Bruxelles Lambert SA	41,599	4,901
UCB SA	49,539	4,318
Ackermans & van Haaren NV	8,593	1,601
Sofina SA	8,673	1,512
		12,332
Brazil (0.3%)
Ultrapar Participacoes SA	140,800	3,605

Canada (12.6%)
Canadian National Railway Co.	194,685	15,603
Suncor Energy Inc.	425,934	15,431
Enbridge Inc.	418,590	15,324
BCE Inc.	223,420	10,448
TransCanada Corp.	220,460	10,150
Canadian Natural Resources Ltd.	284,134	9,700
Thomson Reuters Corp.	186,874	8,087
Imperial Oil Ltd.	216,170	6,796
TELUS Corp.	150,378	5,662
Fortis Inc.	100,720	3,559
Franco-Nevada Corp.	45,057	3,445
Saputo Inc.	99,580	3,427
Intact Financial Corp.	35,566	2,982
Shaw Communications Inc. Class B	119,548	2,610
Emera Inc.	56,323	2,084
SNC-Lavalin Group Inc.	46,710	2,066
CCL Industries Inc. Class B	41,605	1,990
Metro Inc.	57,731	1,932
Inter Pipeline Ltd.	93,541	1,793
CAE Inc.	77,713	1,434
Canadian Utilities Ltd. Class A	48,039	1,422
Keyera Corp.	47,593	1,339
Finning International Inc.	43,207	1,190
Atco Ltd.	25,260	913
Ritchie Bros Auctioneers Inc.	27,978	910

Toromont Industries Ltd.	20,446	893
^ Empire Co. Ltd.	43,949	850
Stella-Jones Inc.	17,833	751
Canadian Western Bank	23,383	736
Cogeco Communications Inc.	10,201	632
Laurentian Bank of Canada	10,159	439
Richelieu Hardware Ltd.	15,765	407
^ Boyd Group Income Fund	4,348	377
Molson Coors Canada Inc. Class B	4,233	375
Jean Coutu Group PJC Inc. Class A	18,924	373
Transcontinental Inc. Class A	18,113	366
^ Corus Entertainment Inc. Class B	53,266	366
Enghouse Systems Ltd.	6,411	338
Home Capital Group Inc. Class B	21,839	304
Cogeco Inc.	3,764	230
^ Alaris Royalty Corp.	9,900	153
Gluskin Sheff & Associates Inc.	6,806	88
High Liner Foods Inc.	7,528	85
		138,060
China (8.8%)
Tencent Holdings Ltd.	1,326,104	78,356
China Overseas Land & Investment Ltd.	2,809,000	10,863
China Gas Holdings Ltd.	1,259,000	3,675
China Resources Gas Group Ltd.	559,000	1,841
China Everbright International Ltd.	1,142,000	1,739
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	217,880	331
		96,805
Colombia (0.3%)
Grupo de Inversiones Suramericana SA	110,714	1,565
Bancolombia SA ADR	27,711	1,273
Bancolombia SA Preference Shares	4,617	53
Grupo de Inversiones Suramericana SA Preference Shares	644	9
		2,900
Denmark (3.3%)
Novo Nordisk A/S Class B	516,551	28,668
Coloplast A/S Class B	50,778	4,514
Novozymes A/S	65,479	3,633
		36,815
Finland (0.9%)
Sampo Oyj Class A	145,940	8,479
Huhtamaki Oyj	26,677	1,139
Raisio Oyj	28,939	160
		9,778
France (8.3%)
L'Oreal SA	142,893	32,473
Sanofi	331,779	29,280
Hermes International	27,182	15,025
Essilor International Cie Generale d'Optique SA	56,080	7,961
SEB SA	12,858	2,657
Sartorius Stedim Biotech	23,838	2,065
Rubis SCA	23,155	1,708
IPSOS	11,043	422
		91,591
Germany (2.4%)
Fresenius SE & Co. KGaA	141,861	12,417

Fresenius Medical Care AG & Co. KGaA	78,506	9,049
Fielmann AG	21,534	1,885
CTS Eventim AG & Co. KGaA	25,225	1,261
Fuchs Petrolub SE Preference Shares	17,724	970
AURELIUS Equity Opportunities SE & Co. KGaA	8,446	621
BayWa AG	9,729	377
Cewe Stiftung & Co. KGaA	1,686	184
		26,764
Hong Kong (1.9%)
MTR Corp. Ltd.	1,508,500	8,627
Hong Kong & China Gas Co. Ltd.	3,568,960	7,049
Techtronic Industries Co. Ltd.	469,000	3,125
Minth Group Ltd.	290,000	1,633
		20,434
India (9.9%)
Tata Consultancy Services Ltd.	499,355	24,397
HDFC Bank Ltd. ADR	191,005	20,741
ITC Ltd.	3,069,668	13,083
Housing Development Finance Corp. Ltd.	402,374	12,364
Infosys Ltd. ADR	581,379	10,471
Larsen & Toubro Ltd.	349,032	7,762
Axis Bank Ltd.	603,931	5,628
Asian Paints Ltd.	241,581	4,288
IndusInd Bank Ltd.	149,758	4,122
Eicher Motors Ltd.	6,898	2,917
LIC Housing Finance Ltd.	135,443	1,137
Exide Industries Ltd.	239,364	838
Reliance Infrastructure Ltd.	75,741	590
Infosys Ltd.	15,272	276
		108,614
Ireland (0.6%)
Kerry Group plc Class A	45,177	4,814
Glanbia plc	76,700	1,312
C&C Group plc	91,058	341
		6,467
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	263,143	5,373

Italy (0.1%)
DiaSorin SPA	14,293	1,383

Japan (10.9%)
Nippon Telegraph & Telephone Corp.	537,596	25,743
KDDI Corp.	665,800	16,897
Bridgestone Corp.	208,600	10,181
Asahi Group Holdings Ltd.	122,500	6,189
Nitori Holdings Co. Ltd.	29,388	4,689
Sysmex Corp.	55,500	4,369
Unicharm Corp.	155,800	4,173
Daito Trust Construction Co. Ltd.	23,200	4,066
West Japan Railway Co.	54,000	4,062
M3 Inc.	84,600	3,101
Sekisui Chemical Co. Ltd.	124,200	2,375
Otsuka Corp.	26,100	2,197
Don Quijote Holdings Co. Ltd.	38,500	2,133
Lawson Inc.	27,600	1,872

Kobayashi Pharmaceutical Co. Ltd.	26,000	1,722
Tsuruha Holdings Inc.	11,500	1,606
Alfresa Holdings Corp.	60,500	1,473
Tokyo Century Corp.	27,100	1,466
Sundrug Co. Ltd.	32,100	1,382
Mitsubishi UFJ Lease & Finance Co. Ltd.	208,700	1,353
Miraca Holdings Inc.	23,700	1,083
Relo Group Inc.	36,400	1,081
Rinnai Corp.	11,200	1,057
Kakaku.com Inc.	58,300	1,024
TS Tech Co. Ltd.	23,100	990
Glory Ltd.	24,900	976
Shimamura Co. Ltd.	8,100	952
Kurita Water Industries Ltd.	28,000	919
Aeon Delight Co. Ltd.	23,800	870
GMO Payment Gateway Inc.	8,700	766
Yaoko Co. Ltd.	14,900	725
OSG Corp.	27,700	704
NHK Spring Co. Ltd.	62,600	698
Modec Inc.	23,400	650
Ci:z Holdings Co. Ltd.	10,700	571
Keihin Corp.	24,000	500
San-A Co. Ltd.	9,900	489
Kissei Pharmaceutical Co. Ltd.	17,300	489
SHO-BOND Holdings Co. Ltd.	6,042	486
Sawai Pharmaceutical Co. Ltd.	10,600	483
Kaken Pharmaceutical Co. Ltd.	9,200	482
Fuyo General Lease Co. Ltd.	5,800	427
Kobe Bussan Co. Ltd.	6,800	281
Tosho Co. Ltd.	7,500	252
NEC Networks & System Integration Corp.	9,100	244
Senko Group Holdings Co. Ltd.	31,000	223
Siix Corp.	4,500	204
Fukushima Industries Corp.	4,500	203
Ricoh Leasing Co. Ltd.	5,100	187
Elecom Co. Ltd.	7,600	182
Hiday Hidaka Corp.	5,600	178
Musashi Seimitsu Industry Co. Ltd.	5,400	173
Meiko Network Japan Co. Ltd.	10,300	125
Yellow Hat Ltd.	3,700	112
Fujimori Kogyo Co. Ltd.	2,900	104
Hamakyorex Co. Ltd.	2,700	93
F@N Communications Inc.	11,000	89
Sanoh Industrial Co. Ltd.	9,400	75
Weathernews Inc.	1,300	40
JP-Holdings Inc.	6,800	20
		120,256
Mexico (1.2%)
America Movil SAB de CV	10,645,740	9,976
Grupo Financiero Inbursa SAB de CV	1,701,805	3,011
Kimberly-Clark de Mexico SAB de CV Class A	400,643	752
		13,739

Morocco (0.3%)
Attijariwafa Bank	51,646	2,823

Netherlands (2.8%)
Unilever NV	437,533	25,256
RELX NV	264,279	5,852
		31,108
New Zealand (0.2%)
Ryman Healthcare Ltd.	126,299	1,020
Port of Tauranga Ltd.	163,230	618
Mainfreight Ltd.	24,607	467
		2,105
Norway (0.1%)
Tomra Systems ASA	37,501	635

Philippines (0.7%)
SM Investments Corp.	307,890	6,137
Jollibee Foods Corp.	278,249	1,543
Manila Water Co. Inc.	464,500	256
		7,936
Poland (0.0%)
Asseco Poland SA	24,220	336

Singapore (0.1%)
ComfortDelGro Corp. Ltd.	524,700	839

South Africa (2.9%)
Naspers Ltd.	112,508	32,042
EOH Holdings Ltd.	33,487	181
		32,223
South Korea (0.5%)
SK Holdings Co. Ltd.	17,639	5,259
LEENO Industrial Inc.	3,411	195
Eugene Technology Co. Ltd.	5,332	111
		5,565
Spain (1.1%)
Abertis Infraestructuras SA	255,035	6,187
Red Electrica Corp. SA	139,358	2,939
Enagas SA	60,380	1,645
Viscofan SA	11,864	830
Vidrala SA	6,164	627
		12,228
Sweden (2.0%)
Telefonaktiebolaget LM Ericsson Class B	786,515	5,059
* Essity AB Class B	162,464	4,867
Alfa Laval AB	105,264	2,763
Svenska Cellulosa AB SCA Class B	181,895	1,882
^ Intrum Justitia AB	39,756	1,474
Castellum AB	68,356	1,179
AAK AB	10,685	994
Hufvudstaden AB Class A	51,472	828
Loomis AB Class B	18,479	739
Modern Times Group MTG AB Class B	15,726	721
Atrium Ljungberg AB	31,797	525

Wihlborgs Fastigheter AB			20,132	490
				21,521
Switzerland (14.8%)
Nestle SA			476,734	41,181
Novartis AG			451,095	40,715
Roche Holding AG			144,533	35,710
ABB Ltd.			566,874	15,800
Cie Financiere Richemont SA			131,543	12,617
Givaudan SA			2,365	5,693
Partners Group Holding AG			6,807	5,289
Vifor Pharma AG			16,529	2,431
Chocoladefabriken Lindt & Spruengli AG			275	1,723
VZ Holding AG			2,103	710
Implenia AG			4,272	310
				162,179
Taiwan (0.3%)
Foxconn Technology Co. Ltd.			336,000	959
Grape King Bio Ltd.			125,000	908
Eclat Textile Co. Ltd.			66,760	671
Kenda Rubber Industrial Co. Ltd.			235,000	298
Kerry TJ Logistics Co. Ltd.			95,000	125
				2,961
Turkey (0.2%)
BIM Birlesik Magazalar AS			77,720	1,549
* Brisa Bridgestone Sabanci Sanayi ve Ticaret AS			92,670	195
				1,744
United Kingdom (5.7%)
Vodafone Group plc			6,821,274	21,745
Shire plc			232,252	10,851
Associated British Foods plc			202,814	7,866
Experian plc			239,752	5,526
Smith & Nephew plc			220,140	3,961
Micro Focus International plc			101,469	3,102
Mondi plc			93,881	2,502
John Wood Group plc			171,269	1,579
Rightmove plc			24,149	1,514
JD Sports Fashion plc			251,393	1,307
Abcam plc			54,407	950
Inmarsat plc			128,322	846
Hikma Pharmaceuticals plc			59,204	814
Genus plc			16,507	567
				63,130
United States (0.2%)
Autoliv Inc.			17,350	2,615
Total Common Stocks (Cost $960,934)				1,091,445
	Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund	1.545%		59,953	5,995
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	1.169%	3/22/18	300	299

4 United States Treasury Bill	1.432%	4/26/18	1,050	1,047
				1,346
Total Temporary Cash Investments (Cost $7,341)				7,341
Total Investments (99.9%) (Cost $968,275)				1,098,786
Other Assets and Liabilities-Net (0.1%)3				757
Net Assets (100%)				1,099,543

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,028,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,375,000 of collateral received for securities on loan.
4 Securities with a value of $947,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2018	61	2,736	(9)
MSCI Emerging Market Index	March 2018	40	2,516	223
Topix Index	March 2018	10	1,685	(38)
				176

Unrealized appreciation (depreciation) on open futures contracts, except Topix Index, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/21/18	EUR	2,884	USD	3,508	83
Goldman Sachs International	3/21/18	EUR	2,361	USD	2,804	136
Bank of America, N.A.	3/13/18	JPY	232,517	USD	2,080	55
BNP Paribas	3/13/18	JPY	149,910	USD	1,353	24
Bank of America, N.A.	3/21/18	EUR	748	USD	910	22
Barclays Bank plc	3/21/18	EUR	716	USD	871	21

International Dividend Appreciation Index Fund

Barclays Bank plc	3/13/18	JPY	93,320	USD	837	20
BNP Paribas	3/13/18	JPY	18,805	USD	173	—
Goldman Sachs International	3/13/18	JPY	18,785	USD	170	3
Goldman Sachs International	3/21/18	USD	3,307	EUR	2,667	(13)
Barclays Bank plc	3/13/18	USD	2,377	JPY	261,750	(26)
BNP Paribas	3/21/18	USD	772	EUR	648	(35)
						290
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

International Dividend Appreciation Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	154,699	6,220	—
Common Stocks—Other	31,212	899,314	—
Temporary Cash Investments	5,995	1,346	—
Futures Contracts—Assets[1]	18	—	—
Futures Contracts—Liabilities[1]	(16)	—	—
Forward Currency Contracts—Assets	—	364	—
Forward Currency Contracts—Liabilities	—	(74)	—
Total	191,908	907,170	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of

International Dividend Appreciation Index Fund

the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $968,917,000. Net unrealized appreciation of investment securities for tax purposes was $129,869,000, consisting of unrealized gains of $139,971,000 on securities that had risen in value since their purchase and $10,102,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

VANGUARD WHITEHALL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.